UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-07742
Voyageur Mutual Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class A : DVMHX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.84%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class C : DVMMX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Institutional Class : DMHIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$238,029,896
Total number of portfolio holdings	232
Total advisory fees paid	$461,876
Portfolio turnover rate	3%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	38.70%
Education Revenue Bonds	27.35%
Local General Obligation Bonds	10.33%
Transportation Revenue Bonds	6.78%
Special Tax Revenue Bonds	3.27%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.04%
State General Obligation Bonds	2.71%
Electric Revenue Bonds	1.63%
Lease Revenue Bonds	1.33%
Pre-Refunded Bonds	0.53%

State and territory allocation
Minnesota	94.33%
Puerto Rico	4.41%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
Macquarie National High-Yield Municipal Bond Fund
(formerly, Delaware National High-Yield Municipal Bond Fund)
Class A : CXHYX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.85%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363496)
Macquarie National High-Yield Municipal Bond Fund
(formerly, Delaware National High-Yield Municipal Bond Fund)
Class C : DVHCX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.60%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363496)
Macquarie National High-Yield Municipal Bond Fund
(formerly, Delaware National High-Yield Municipal Bond Fund)
Institutional Class : DVHIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.60%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$3,725,317,687
Total number of portfolio holdings	832
Total advisory fees paid	$8,047,394
Portfolio turnover rate	5%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.36%
Education Revenue Bonds	20.44%
Special Tax Revenue Bonds	13.70%
Healthcare Revenue Bonds	13.67%
Transportation Revenue Bonds	9.47%
State General Obligation Bonds	4.75%
Housing Revenue Bonds	3.30%
Local General Obligation Bonds	3.10%
Water & Sewer Revenue Bonds	2.44%
Lease Revenue Bonds	2.40%

State and territory allocation
Puerto Rico	13.09%
California	12.40%
New York	10.89%
Florida	6.83%
Texas	6.72%
Illinois	4.95%
Wisconsin	4.50%
Arizona	3.48%
Virginia	3.33%
Pennsylvania	2.77%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363496)
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Class A : DVTAX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.81%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Class C : DVFTX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Institutional Class : DCTIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$321,540,345
Total number of portfolio holdings	245
Total advisory fees paid	$595,467
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	18.44%
Healthcare Revenue Bonds	14.62%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.35%
Transportation Revenue Bonds	12.78%
Special Tax Revenue Bonds	10.76%
State General Obligation Bonds	8.08%
Lease Revenue Bonds	4.84%
Electric Revenue Bonds	4.67%
Local General Obligation Bonds	3.19%
Water & Sewer Revenue Bonds	3.01%

State and territory allocation
California	85.44%
Puerto Rico	12.01%
Guam	1.06%
US Virgin Islands	0.16%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Class A : VIDAX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.87%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(XXXXXXX)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Class C : DVICX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$81	1.62%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(XXXXXXX)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Institutional Class : DTIDX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$31	0.62%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$137,644,066
Total number of portfolio holdings	116
Total advisory fees paid	$246,047
Portfolio turnover rate	8%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	21.83%
Education Revenue Bonds	21.74%
Healthcare Revenue Bonds	14.09%
Electric Revenue Bonds	7.21%
Housing Revenue Bonds	7.11%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	6.21%
Transportation Revenue Bonds	6.17%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.92%
Water & Sewer Revenue Bonds	2.03%

State and territory allocation
Idaho	81.65%
Puerto Rico	15.26%
Guam	0.50%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(XXXXXXX)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Class A : FTNYX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.81%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Class C : DVFNX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Institutional Class : DTNIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$298,262,690
Total number of portfolio holdings	197
Total advisory fees paid	$565,254
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.74%
Education Revenue Bonds	14.89%
Transportation Revenue Bonds	14.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.27%
Healthcare Revenue Bonds	7.11%
Water & Sewer Revenue Bonds	7.03%
Electric Revenue Bonds	6.89%
Lease Revenue Bonds	5.32%
Housing Revenue Bonds	4.38%
Local General Obligation Bonds	3.10%

State and territory allocation
New York	84.17%
Puerto Rico	12.82%
Guam	0.48%
US Virgin Islands	0.18%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4362000)
TSSR-DVMHX-0425

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Financial statements and other information
For the six months ended February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.74%
Education Revenue Bonds — 27.35%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 840,067
Series A 4.00% 7/1/37	850,000	822,230
Series A 4.25% 7/1/47	750,000	689,220
Series A 4.375% 7/1/52	250,000	227,043
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	977,180
5.25% 6/15/64	1,500,000	1,468,350
Series A 5.00% 3/1/39	2,770,000	2,770,000
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,095
Series A 5.00% 7/1/34	350,000	350,084
Series A 5.00% 7/1/45	360,000	357,109
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,001,820
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	645,267
Series A 144A 6.375% 2/1/55 #	700,000	705,929
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	245,000	245,029
Series A 5.375% 8/1/50	975,000	988,114
Series A 5.75% 8/1/44	585,000	585,357
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	230,721
Series A 5.00% 7/1/47	710,000	646,135
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	650,767
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,420
Series A 5.00% 7/1/44	495,000	494,985
    1

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,327,382
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	690,166
Series A 144A 5.50% 7/1/52 #	1,130,000	1,115,095
Series A 144A 5.50% 7/1/57 #	880,000	861,810
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	719,580
5.00% 8/1/53	570,000	557,033
5.25% 8/1/39	800,000	800,264
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,321,061
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	638,513
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,588,808
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	442,974
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	1,009,230
Series A 5.00% 9/1/55	1,100,000	1,084,897
Series A 5.75% 9/1/46	500,000	505,715
Series A 6.00% 9/1/51	3,500,000	3,544,275
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,124,500
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,501,200
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	302,190
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,571,351
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 724,588
City of Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	372,362
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	753,029
Series A 4.00% 7/1/51	1,140,000	870,105
Series A 4.00% 7/1/56	790,000	583,936
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	666,330
Series A 5.00% 11/1/48	1,700,000	1,494,470
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,233,100
5.00% 5/1/47	3,000,000	2,775,990
(Carleton College) 4.00% 3/1/47	1,500,000	1,456,305
(Green Bonds) Series A 5.00% 10/1/32	500,000	547,320
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,369,246
(Macalester College)
3.00% 3/1/40	365,000	329,843
3.00% 3/1/43	325,000	278,710
4.00% 3/1/48	600,000	571,080
(Minneapolis College of Art & Design)
4.00% 5/1/25	200,000	200,022
4.00% 5/1/26	100,000	100,003
(St. Catherine University)
5.00% 10/1/52	750,000	714,690
Series A 4.00% 10/1/38	920,000	863,751
Series A 5.00% 10/1/45	1,670,000	1,641,643
(St. Olaf College) 4.00% 10/1/46	935,000	865,221
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,284
Series B 5.00% 10/1/39	1,000,000	1,002,950
    3

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 1,023,909
(University of St. Thomas)
4.00% 10/1/37	300,000	304,713
4.00% 10/1/44	100,000	95,588
5.00% 10/1/34	450,000	484,164
5.00% 10/1/40	915,000	967,988
Series A 4.125% 10/1/53	1,325,000	1,241,393
Series A 5.00% 10/1/49	1,250,000	1,325,988
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	239,115
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	1,000,000	1,095,740
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	927,477
		65,094,019
Electric Revenue Bonds — 1.63%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,515
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	92,400
Series AAA 5.25% 7/1/25 ‡	95,000	53,200
Series CCC 5.25% 7/1/27 ‡	650,000	364,000
Series WW 5.00% 7/1/28 ‡	585,000	327,600
Series XX 4.75% 7/1/26 ‡	105,000	58,800
Series XX 5.25% 7/1/40 ‡	295,000	165,200
Series XX 5.75% 7/1/36 ‡	370,000	207,200
Series ZZ 4.75% 7/1/27 ‡	85,000	47,600
Series ZZ 5.25% 7/1/25 ‡	130,000	72,475
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	404,548
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,152,382
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	$ 569,025
		3,874,945
Healthcare Revenue Bonds — 38.70%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	373,616
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	772,431
5.00% 9/1/43	1,000,000	1,001,360
5.00% 9/1/58	1,175,000	1,163,849
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	278,271
Fourth Tier Series D 7.25% 1/1/52	1,495,000	739,487
Second Tier Series B 5.00% 1/1/47	535,000	321,620
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,283,354
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,142,977
Series A 6.125% 3/1/49	300,000	306,087
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,350,023
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	632,730	379,638
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	219,318
5.00% 9/1/52	1,500,000	1,330,995
    5

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	$ 565,687
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	183,402
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	630,128
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	49,500
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,583,871
(North Memorial Health Care) 4.00% 9/1/35	300,000	293,007
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	960,250
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,899,829
4.00% 11/15/40	1,000,000	997,700
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,536,182
Series A 5.00% 11/15/32	1,250,000	1,259,738
Series A 5.00% 11/15/33	1,400,000	1,462,874
Series A 5.00% 11/15/44	1,000,000	1,000,970
Series A 5.00% 11/15/49	1,000,000	1,008,270
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,622,616
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/39	2,000,000	2,277,640
6

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/41	1,000,000	$ 1,122,620
5.00% 8/15/42	1,000,000	1,110,670
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	394,080
4.20% 8/1/49	1,500,000	1,144,470
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,201,092
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,544,415
5.00% 11/15/57	6,175,000	6,476,340
Series B 5.00% 11/15/33	500,000	578,310
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,090
Series A 5.00% 9/1/32	1,000,000	1,005,690
Series A 5.00% 9/1/35	350,000	350,948
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	790,000	714,018
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	129,779
5.00% 9/1/34	105,000	105,039
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,122,830
4.00% 5/1/50	2,500,000	2,358,950
5.00% 5/1/54	1,250,000	1,314,175
Series A 5.00% 5/1/46	630,000	635,928
    7

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 940,700
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	610,050
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,398,705
Series A 5.00% 11/15/47	2,360,000	2,376,732
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,004,980
Series A 5.00% 7/1/33	1,000,000	1,004,530
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	992,870
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,053,950
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,766,460
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,350,135
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	480,185
4.00% 8/1/38	500,000	490,570
4.00% 8/1/39	400,000	390,220
4.00% 8/1/44	700,000	651,119
5.00% 8/1/35	150,000	151,893
5.00% 8/1/54	1,250,000	1,252,462
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,449,960
8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	$ 1,958,112
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	325,329
Series A 5.00% 4/1/40	315,000	302,646
Series A 5.00% 4/1/48	185,000	167,458
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,441,740
Series A 4.00% 7/1/41	1,155,000	996,430
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	391,888
Series A 5.00% 2/15/53	1,590,000	1,605,328
Series A 5.00% 2/15/58	6,940,000	7,004,264
Series A 5.25% 2/15/58	2,000,000	2,036,560
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	395,534
Series B 5.25% 6/15/52	1,000,000	1,065,000
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,945,573
5.25% 1/1/54	1,150,000	1,225,083
		92,130,600
Housing Revenue Bonds — 3.07%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	954,720
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	737,040
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	750,000	737,115
    9

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds) Series F 2.40% 7/1/46	1,250,000	$ 882,250
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	352,814
Series D 5.50% 7/1/53	935,000	993,167
Series I 2.20% 1/1/51	635,000	391,554
Series O 4.45% 7/1/38	955,000	979,486
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,274,885
		7,303,031
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.04%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	1,023,466
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,014,570
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,200,200
		7,238,236
Lease Revenue Bonds — 1.33%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,244,125
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	894,608
Series A 4.50% 2/1/33	345,000	350,699
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	430,680
10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	$ 250,455
		3,170,567
Local General Obligation Bonds — 10.33%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	427,290
Series A 3.00% 2/1/45	750,000	629,850
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	378,563
Series A 4.00% 2/1/42	925,000	932,714
Series A 4.00% 2/1/43	800,000	804,984
City of Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	1,209,829
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,218,542
3.00% 12/1/38	1,970,000	1,816,931
3.00% 12/1/42	1,000,000	854,820
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,790,210
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,003,880
County of Hennepin
Series A 5.00% 12/1/44	1,125,000	1,260,641
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	197,696
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	483,376
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,247,325
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,211,430
    11

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	$ 612,024
Series C 4.00% 3/1/43	575,000	579,824
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	510,340
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,464,150
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,061,141
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	146,640
Series A 4.00% 2/1/45	325,000	316,423
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	440,277
Washington County, Minnesota
Series A 5.00% 2/1/43	1,000,000	1,097,330
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	1,019,713
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	864,600
		24,580,543
Pre-Refunded Bonds — 0.53%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	279,040
Series A 5.00% 11/15/30-25 §	205,000	208,011
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	769,583
		1,256,634
Special Tax Revenue Bonds — 3.27%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	650,000	650,078
12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,525,416	$ 961,012
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,497,580
Series A-1 5.398% 7/1/51 ^	6,809,000	1,696,871
Series A-2 4.536% 7/1/53	3,000,000	2,982,990
		7,788,531
State General Obligation Bonds — 2.71%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,064,425
Series A-1 4.00% 7/1/46	1,000,000	912,590
Minnesota State
Series A 4.00% 9/1/38	550,000	570,647
Series A 5.00% 8/1/41	1,000,000	1,109,490
Series A 5.00% 8/1/44	2,500,000	2,792,775
		6,449,927
Transportation Revenue Bonds — 6.78%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,381,875
Series B 5.00% 1/1/32 (AMT)	330,000	349,084
Series B 5.00% 1/1/39 (AMT)	500,000	520,830
Series B 5.00% 1/1/49 (AMT)	600,000	610,164
Series B 5.25% 1/1/42 (AMT)	2,910,000	3,150,541
Series B 5.25% 1/1/47 (AMT)	500,000	525,295
Series B 5.25% 1/1/49 (AMT)	1,000,000	1,059,870
(Senior) Series C 5.00% 1/1/46	185,000	188,126
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,169,160
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,197,945
		16,152,890
Total Municipal Bonds (cost $240,519,675)		235,039,923

    13

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.53%
Variable Rate Demand Note — 0.53%¤
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series A 1.70% 11/15/38 (SPA - Northern Trust)	1,250,000	$ 1,250,000
Total Short-Term Investments (cost $1,250,000)		1,250,000
Total Value of Securities—99.27% (cost $241,769,675)		$236,289,923
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $12,945,209, which represents 5.44% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
14

Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    15

Schedules of investments
Macquarie Tax-Free Minnesota Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.85%
Education Revenue Bonds — 19.54%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$ 425,034
Series A 4.25% 7/1/47	1,550,000	1,424,388
Series A 4.375% 7/1/52	1,250,000	1,135,213
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,973,160
5.125% 6/15/54	1,500,000	1,465,770
5.25% 6/15/64	1,500,000	1,468,350
Series A 5.00% 3/1/34	2,395,000	2,395,000
Series A 5.00% 3/1/39	885,000	885,000
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,107
Series A 5.00% 7/1/34	150,000	150,036
Series A 5.00% 7/1/45	1,705,000	1,691,309
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	501,270
Series A 5.50% 7/1/50	2,000,000	2,003,640
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,265,450
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	407,032
Series A 5.375% 8/1/50	2,290,000	2,320,800
Series A 5.50% 8/1/36	1,000,000	1,000,830
Series A 5.75% 8/1/44	1,895,000	1,896,156
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	751,069
Series A 5.00% 7/1/47	2,290,000	2,084,015
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,544,924
16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	$ 968,640
Series A 5.50% 6/1/57	500,000	474,065
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	800,000	820,960
Series A 144A 5.375% 7/1/42 #	880,000	880,211
Series A 144A 5.50% 7/1/52 #	1,440,000	1,421,006
Series A 144A 5.50% 7/1/57 #	1,120,000	1,096,850
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	250,000	250,083
5.50% 8/1/49	3,250,000	3,250,487
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	515,268
Series A 5.00% 9/1/44	1,565,000	1,440,739
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	744,931
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,823,538
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	739,968
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	986,270
Series A 5.75% 9/1/46	1,000,000	1,011,430
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,574,300
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,701,377
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,730
Series A 144A 5.25% 7/1/33 #	140,000	142,796
    17

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	$ 145,495
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	380,029
City of Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,144,875
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	380,760
Series A 5.00% 11/1/48	3,355,000	2,949,381
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,479,720
(Carleton College)
4.00% 3/1/47	3,775,000	3,665,034
5.00% 3/1/53	2,900,000	3,069,186
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	872,860
(College of St. Scholastica)
4.00% 12/1/33	500,000	478,670
4.00% 12/1/34	500,000	474,165
4.00% 12/1/40	1,200,000	1,074,660
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,906,102
(Macalester College) 4.00% 3/1/42	735,000	735,176
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,144,070
Series A 4.00% 10/1/36	925,000	881,710
Series A 5.00% 10/1/32	715,000	735,120
Series A 5.00% 10/1/45	4,155,000	4,084,448
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	505,585
Series 8-I 5.00% 10/1/33	250,000	252,730
(St. Olaf College)
3.00% 10/1/38	1,000,000	904,330
18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
3.00% 10/1/41	1,000,000	$ 865,400
4.00% 10/1/46	565,000	522,834
4.00% 10/1/50	700,000	632,401
Series 8-G 5.00% 12/1/32	795,000	804,596
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	959,087
Series B 5.00% 10/1/38	1,000,000	1,003,860
Series B 5.00% 10/1/39	940,000	942,773
Series B 5.00% 10/1/40	625,000	626,444
Series B 5.00% 10/1/47	1,060,000	1,028,762
(University of St. Thomas)
4.00% 10/1/44	545,000	520,955
5.00% 10/1/33	750,000	809,528
5.00% 10/1/34	800,000	860,736
5.00% 10/1/40	1,595,000	1,687,366
Series 7-U 4.00% 4/1/26	1,000,000	1,000,480
Series A 4.00% 10/1/34	400,000	405,028
Series A 4.125% 10/1/53	1,000,000	936,900
Series A 5.00% 10/1/49	2,475,000	2,625,455
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,867,610
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	586,357
4.00% 11/1/42 (AMT)	1,500,000	1,434,690
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,301,054
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,133,583
Series A 5.00% 11/1/42	2,000,000	2,144,560
Series A 5.00% 1/1/43	1,250,000	1,382,062
Series A 5.00% 1/1/44	1,000,000	1,100,860
		110,484,689
Electric Revenue Bonds — 4.45%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	279,012
    19

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	$ 3,734,993
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,250,000	1,279,462
Series A 4.00% 10/1/33	365,000	370,271
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,715
5.00% 10/1/33	1,205,000	1,209,133
5.00% 10/1/47	2,000,000	2,032,440
Series A 5.00% 10/1/30	1,300,000	1,304,459
Series A 5.00% 10/1/34	750,000	752,573
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	240,800
Series AAA 5.25% 7/1/25 ‡	250,000	140,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,050,000
Series WW 5.25% 7/1/33 ‡	1,250,000	700,000
Series XX 4.75% 7/1/26 ‡	260,000	145,600
Series XX 5.75% 7/1/36 ‡	925,000	518,000
Series ZZ 4.75% 7/1/27 ‡	210,000	117,600
Series ZZ 5.25% 7/1/25 ‡	350,000	195,125
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AGM)	875,000	875,525
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,926,784
Series A 5.00% 1/1/46	1,685,000	1,704,158
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,254,010
Series 1 5.00% 10/1/45	1,315,000	1,379,435
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,102,190
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,332,851
		25,146,136
20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 33.44%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 1,027,444
5.375% 11/1/34	590,000	590,165
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	427,040
4.00% 9/1/61	700,000	569,191
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	919,560
5.00% 9/1/58	1,605,000	1,589,769
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	900,122
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,276,171
Second Tier Series B 5.00% 1/1/47	1,640,000	985,902
Second Tier Series B 5.25% 1/1/37	480,000	291,514
Third Tier Series C 4.25% 1/1/27	190,000	146,961
Third Tier Series C 5.00% 1/1/32	400,000	227,484
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,606,812
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,122,319
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	699,832
5.00% 6/1/48	1,000,000	923,310
5.00% 6/1/53	2,450,000	2,204,094
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,952,420
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	93,216
4.00% 9/1/39	100,000	87,727
5.00% 9/1/44	500,000	467,565
    21

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	$ 328,140
5.00% 5/1/44	1,500,000	885,195
5.00% 5/1/51	1,585,000	874,746
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	659,828
4.00% 4/1/26	270,000	269,924
4.00% 4/1/31	60,000	59,482
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	554,512
5.75% 2/1/44	500,000	380,460
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	220,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,436,725
5.00% 5/1/27	1,400,000	1,439,522
5.00% 5/1/28	1,000,000	1,026,700
5.00% 5/1/29	1,000,000	1,025,390
5.00% 5/1/30	850,000	870,621
5.00% 5/1/32	825,000	842,193
(North Memorial Health Care)
4.00% 9/1/35	350,000	341,842
5.00% 9/1/31	1,320,000	1,325,874
5.00% 9/1/32	1,000,000	1,004,200
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,295,285
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,013,840
4.00% 11/15/39	4,505,000	4,504,594
4.00% 11/15/40	3,750,000	3,741,375
22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	$ 6,031,761
Series A 5.00% 11/15/32	750,000	755,842
Series A 5.00% 11/15/33	860,000	898,623
Series A 5.00% 11/15/35	500,000	520,700
Series A 5.00% 11/15/44	1,000,000	1,000,970
Series A 5.00% 11/15/49	6,115,000	6,165,571
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	994,990
5.25% 11/1/45	1,950,000	1,851,876
5.375% 11/1/50	655,000	625,185
City of Minneapolis, St Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/41	1,000,000	1,122,620
5.00% 8/15/42	1,000,000	1,110,670
5.00% 8/15/44	1,150,000	1,250,855
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,523,203
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	11,450,000	11,595,300
5.00% 11/15/57	9,250,000	9,701,400
Series B 5.00% 11/15/33	1,900,000	2,197,578
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,180
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,870,000	1,690,143
    23

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	$ 913,444
5.00% 9/1/26	575,000	575,448
5.00% 9/1/27	405,000	405,300
5.00% 9/1/28	425,000	425,272
5.00% 9/1/29	425,000	425,247
5.00% 9/1/34	895,000	895,331
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,901,556
4.00% 5/1/50	7,500,000	7,076,850
5.00% 5/1/54	2,500,000	2,628,350
Series A 5.00% 5/1/46	1,795,000	1,811,891
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	392,436
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,210,856
Series A 5.00% 11/15/47	5,035,000	5,070,698
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,210,956
Series A 5.00% 7/1/33	4,265,000	4,284,320
(Marian Center Project) Series A 5.375% 5/1/43	500,000	496,435
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	395,000	395,051
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	320,937
Series A 5.00% 12/1/36	750,000	790,463
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,532,920
24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	$ 275,542
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	240,225
4.75% 11/1/52	750,000	689,438
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	630,000	630,220
Series A 144A 5.00% 8/1/46 #	1,500,000	1,497,300
Series A 144A 5.00% 8/1/51 #	880,000	863,729
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	708,925
Series A 5.00% 4/1/40	705,000	677,350
Series A 5.00% 4/1/48	315,000	285,132
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,561,885
Series A 4.00% 7/1/41	550,000	474,491
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,567,552
Series A 5.00% 2/15/37	750,000	777,307
Series A 5.00% 2/15/53	8,710,000	8,793,964
Series A 5.00% 2/15/58	11,100,000	11,202,786
Series A 5.25% 2/15/58	8,000,000	8,146,240
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	544,856
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	5,172,377
5.25% 1/1/54	1,500,000	1,597,935
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,104,853
		189,022,401
    25

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.14%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	1,500,000	$ 1,474,230
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	504,020
Series D 5.50% 7/1/53	1,835,000	1,949,155
Series F 4.20% 7/1/38	340,000	346,151
Series F 4.50% 1/1/43	1,360,000	1,372,716
Series I 2.00% 7/1/40	905,000	660,360
Series I 2.20% 1/1/51	1,195,000	736,861
Series O 4.45% 7/1/38	1,910,000	1,958,973
Series O 4.65% 7/1/41	620,000	633,528
(Social Bonds) Series F 2.40% 7/1/46	390,000	275,262
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,174,804
		12,086,060
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.46%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	845,840
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,326,052
Sub-Series A 4.00% 12/1/52 •	7,500,000	7,609,275
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,768,600
		19,549,767
Lease Revenue Bonds — 1.85%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,732,375
26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	$ 1,268,975
Series A 4.50% 2/1/33	250,000	254,130
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,292,040
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	676,229
Series C 5.00% 8/1/34	1,565,000	1,567,128
Series C 5.00% 8/1/35	1,645,000	1,647,056
		10,437,933
Local General Obligation Bonds — 18.43%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	640,935
Series A 3.00% 2/1/45	3,100,000	2,603,380
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,510,045
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,054,928
Series A 4.00% 2/1/42	2,580,000	2,601,517
Series A 4.00% 2/1/43	2,200,000	2,213,706
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,040,976
Series A 4.00% 2/1/38	1,020,000	1,070,184
Series A 4.00% 2/1/40	600,000	617,166
Series A 5.00% 2/1/34	500,000	573,615
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	536,725
Series A 4.00% 2/1/35	1,000,000	1,070,300
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	2,008,460
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,920,300
    27

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	$ 485,130
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,017,930
City of Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,210,000	1,259,973
City of Minneapolis, Minnesota
4.00% 12/1/25	1,005,000	1,015,050
4.00% 12/1/40	4,885,000	5,019,631
(Green Bonds)
3.00% 12/1/37	3,500,000	3,280,690
3.00% 12/1/38	2,975,000	2,743,842
3.00% 12/1/40	1,875,000	1,663,313
3.00% 12/1/42	4,000,000	3,419,280
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,242,165
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,269,100
Series A 5.00% 2/1/37	1,260,000	1,405,127
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	946,460
Series A 3.00% 2/1/41	1,000,000	878,650
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,796,699
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	997,860
Series A 5.00% 2/1/48	1,850,000	1,964,459
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,247,659
Hennepin County, Minnesota
Series A 5.00% 12/1/36	2,855,000	3,162,997
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	859,832
Series A 4.00% 2/1/35	1,060,000	1,128,084
28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	$ 1,119,000
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,428,056
Series C 4.00% 3/1/43	1,425,000	1,436,956
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,993,183
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,913,399
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,012,450
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	872,970
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,020,680
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,236,608
4.00% 2/1/43	1,130,000	1,140,012
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	626,615
Series A-1 4.00% 2/1/52	3,500,000	3,416,350
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,905,740
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	342,160
Series A 4.00% 2/1/45	850,000	827,569
Series A 5.00% 2/1/42	1,050,000	1,116,087
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,012,130
Series A 4.00% 2/1/44	1,745,000	1,710,222
    29

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	$ 2,064,972
Washington County, Minnesota
Series A 5.00% 2/1/44	1,515,000	1,652,910
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,135,737
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,635,490
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,323,000
		104,208,464
Pre-Refunded Bond — 0.14%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	801,605
		801,605
Special Tax Revenue Bonds — 2.95%
City of St. Paul Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/42	2,000,000	2,197,120
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,167,355	735,434
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	832,208
Series A-1 4.75% 7/1/53	5,295,000	5,268,895
Series A-1 5.48% 7/1/46 ^	3,280,000	1,105,491
Series A-1 5.504% 7/1/51 ^	24,614,000	6,134,055
Series A-2 4.536% 7/1/53	378,000	375,857
		16,649,060
State General Obligation Bonds — 3.01%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,825,180
Minnesota State
Series A 4.00% 9/1/38	625,000	648,463
30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 9/1/31	1,000,000	$ 1,135,460
Series A 5.00% 8/1/37	2,925,000	3,110,854
Series A 5.00% 8/1/44	7,500,000	8,378,325
Series B 5.00% 8/1/25	1,925,000	1,943,653
		17,041,935
Transportation Revenue Bonds — 8.99%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	7,246,875
Series B 5.00% 1/1/32 (AMT)	880,000	930,890
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,455,050
Series B 5.00% 1/1/38 (AMT)	350,000	365,243
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,911,907
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,711,804
Series B 5.25% 1/1/42 (AMT)	6,000,000	6,495,960
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,101,180
Series B 5.25% 1/1/49 (AMT)	4,000,000	4,239,480
(Senior) Series C 5.00% 1/1/46	1,595,000	1,621,956
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,250,748
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,294,977
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,200,700
		50,826,770
Water & Sewer Revenue Bond — 0.45%
Minnesota Public Facilities Authority State Revolving Fund Revenue
Series A 5.00% 3/1/33	2,480,000	2,527,815
		2,527,815
Total Municipal Bonds (cost $566,397,639)		558,782,635
Total Value of Securities—98.85% (cost $566,397,639)		$558,782,635
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
    31

Schedules of investments
Macquarie Tax-Free Minnesota Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $20,073,660, which represents 3.55% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
32

Statements of assets and liabilities
 February 28, 2025 (Unaudited)
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Assets:
Investments, at value*	$236,289,923	$558,782,635
Cash	—	1,202,444
Interest receivable	2,758,615	5,931,334
Receivable for fund shares sold	2,210,059	1,061,102
Prepaid expenses	42,959	35,099
Receivable for payment by affiliates	4,210	79,494
Other assets	1,586	4,704
Total Assets	241,307,352	567,096,812
Liabilities:
Due to custodian	632,786	—
Payable for fund shares redeemed	2,448,546	1,140,433
Other accrued expenses	80,578	175,663
Investment management fees payable to affiliates	73,553	174,128
Distribution fees payable to affiliates	23,308	61,081
Distribution payable	18,685	250,489
Total Liabilities	3,277,456	1,801,794
Total Net Assets	$238,029,896	$565,295,018

Net Assets Consist of:
Paid-in capital	$252,349,463	$604,698,828
Total distributable earnings (loss)	(14,319,567)	(39,403,810)
Total Net Assets	$238,029,896	$565,295,018
    33

Statements of assets and liabilities

	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$91,109,213	$297,876,609
Shares of beneficial interest outstanding, unlimited authorization, no par	8,990,710	26,426,291
Net asset value per share	$10.13	$11.27
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.61	$11.80

Class C:
Net assets	$7,617,056	$5,916,510
Shares of beneficial interest outstanding, unlimited authorization, no par	750,215	523,135
Net asset value per share	$10.15	$11.31

Institutional Class:
Net assets	$139,303,627	$261,501,899
Shares of beneficial interest outstanding, unlimited authorization, no par	13,750,956	23,203,405
Net asset value per share	$10.13	$11.27
*Investments, at cost	$241,769,675	$566,397,639
See accompanying notes, which are an integral part of the financial statements.
34

Statements of operations
 Six months ended February 28, 2025 (Unaudited)
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Investment Income:
Interest	$5,131,407	$11,846,884

Expenses:
Management fees	634,821	1,506,234
Distribution expenses — Class A	112,564	367,541
Distribution expenses — Class C	38,085	32,666
Dividend disbursing and transfer agent fees and expenses	86,829	196,172
Accounting and administration expenses	34,928	57,493
Registration fees	29,629	69,642
Audit and tax fees	22,436	22,436
Legal fees	16,428	41,813
Reports and statements to shareholders expenses	10,739	19,008
Trustees’ fees	5,241	12,664
Custodian fees	1,317	2,903
Other	18,293	43,054
	1,011,310	2,371,626
Less expenses waived	(172,945)	(396,893)
Less expenses paid indirectly	(1,342)	(3,070)
Total operating expenses	837,023	1,971,663
Net Investment Income (Loss)	4,294,384	9,875,221

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,693)	(41,183)
Net increase from payment by affiliates[1]	4,210	79,494
Net realized gain (loss)	(2,483)	38,311
Net change in unrealized appreciation (depreciation) on investments	(572,837)	(2,814,263)
Net Realized and Unrealized Gain (Loss)	(575,320)	(2,775,952)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,719,064	$7,099,269
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    35

Statements of changes in net assets
Macquarie Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,294,384	$7,945,991
Net realized gain (loss)	(6,693) [1]	(1,363,722)
Net increase from payment by affiliates	4,210[2]	—
Net change in unrealized appreciation (depreciation)	(572,837)	11,467,299
Net increase (decrease) in net assets resulting from operations	3,719,064	18,049,568

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,587,844)	(3,194,673)
Class C	(105,620)	(230,935)
Institutional Class	(2,515,771)	(4,363,949)
	(4,209,235)	(7,789,557)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,713,362	15,122,276
Class C	914,570	1,940,025
Institutional Class	28,993,367	54,181,125

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,518,495	3,061,377
Class C	104,408	227,746
Institutional Class	2,465,024	4,266,884
	41,709,226	78,799,433
36

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,588,894)	$(24,031,125)
Class C	(1,169,863)	(2,943,296)
Institutional Class	(18,136,733)	(42,527,198)
	(26,895,490)	(69,501,619)
Increase in net assets derived from capital share transactions	14,813,736	9,297,814
Net Increase in Net Assets	14,323,565	19,557,825

Net Assets:
Beginning of period	223,706,331	204,148,506
End of period	$238,029,896	$223,706,331
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    37

Statements of changes in net assets
Macquarie Tax-Free Minnesota Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,875,221	$17,966,807
Net realized gain (loss)	(41,183) [1]	(6,427,395)
Net increase from payment by affiliates	79,494[2]	—
Net change in unrealized appreciation (depreciation)	(2,814,263)	23,417,616
Net increase (decrease) in net assets resulting from operations	7,099,269	34,957,028

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,004,465)	(9,134,176)
Class C	(86,478)	(200,016)
Institutional Class	(4,612,518)	(7,803,517)
	(9,703,461)	(17,137,709)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	24,115,974	47,026,880
Class C	502,849	704,505
Institutional Class	41,223,075	90,735,046

Net assets from reorganization:[3]
Class A	—	36,670,677
Class C	—	1,357,835
Institutional Class	—	16,874,887

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,586,605	8,454,365
Class C	85,190	198,529
Institutional Class	3,402,406	5,604,128
	73,916,099	207,626,852
38

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,328,106)	$(79,562,609)
Class C	(1,851,559)	(3,932,930)
Institutional Class	(26,729,361)	(79,810,817)
	(56,909,026)	(163,306,356)
Increase in net assets derived from capital share transactions	17,007,073	44,320,496
Net Increase in Net Assets	14,402,881	62,139,815

Net Assets:
Beginning of period	550,892,137	488,752,322
End of period	$565,295,018	$550,892,137
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    39

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
40

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.15	$9.65	$10.08	$11.34	$11.00	$11.21

0.18	0.37	0.32	0.27	0.28	0.29
(0.02)	0.49	(0.43)	(1.26)	0.34	(0.21)
—[3]	—	—	—	—	—
0.16	0.86	(0.11)	(0.99)	0.62	0.08

(0.18)	(0.36)	(0.32)	(0.27)	(0.28)	(0.29)
(0.18)	(0.36)	(0.32)	(0.27)	(0.28)	(0.29)

$10.13	$10.15	$9.65	$10.08	$11.34	$11.00

1.56%[3]	9.10%	(1.06%)	(8.79%)	5.71%	0.81%

$91,109	$89,655	$91,116	$98,592	$112,606	$103,913
0.84%	0.85%	0.87%	0.88%	0.89%	0.89%
0.99%	1.00%	0.99%	0.98%	0.97%	0.97%
3.60%	3.74%	3.33%	2.58%	2.52%	2.69%
3.45%	3.59%	3.21%	2.48%	2.44%	2.61%
3%	19%	36%	23%	3%	18%
41

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
42

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.17	$9.67	$10.10	$11.36	$11.02	$11.23

0.14	0.30	0.25	0.19	0.20	0.21
(0.02)	0.49	(0.43)	(1.26)	0.34	(0.21)
—[3]	—	—	—	—	—
0.12	0.79	(0.18)	(1.07)	0.54	—[4]

(0.14)	(0.29)	(0.25)	(0.19)	(0.20)	(0.21)
(0.14)	(0.29)	(0.25)	(0.19)	(0.20)	(0.21)

$10.15	$10.17	$9.67	$10.10	$11.36	$11.02

1.18%[3]	8.28%	(1.79%)	(9.46%)	4.92%	0.05%

$7,617	$7,785	$8,163	$11,476	$14,317	$19,376
1.59%	1.60%	1.62%	1.63%	1.64%	1.64%
1.74%	1.75%	1.74%	1.73%	1.72%	1.72%
2.85%	2.99%	2.58%	1.82%	1.77%	1.94%
2.70%	2.84%	2.46%	1.73%	1.69%	1.86%
3%	19%	36%	23%	3%	18%
43

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
44

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.15	$9.65	$10.07	$11.33	$11.00	$11.20

0.19	0.39	0.35	0.30	0.31	0.32
(0.02)	0.49	(0.42)	(1.26)	0.33	(0.20)
—[3]	—	—	—	—	—
0.17	0.88	(0.07)	(0.96)	0.64	0.12

(0.19)	(0.38)	(0.35)	(0.30)	(0.31)	(0.32)
(0.19)	(0.38)	(0.35)	(0.30)	(0.31)	(0.32)

$10.13	$10.15	$9.65	$10.07	$11.33	$11.00

1.68%[3]	9.38%	(0.71%)	(8.58%)	5.89%	1.15%

$139,304	$126,266	$104,870	$107,300	$102,787	$75,325
0.59%	0.60%	0.62%	0.63%	0.64%	0.64%
0.74%	0.75%	0.74%	0.73%	0.72%	0.72%
3.85%	3.99%	3.58%	2.83%	2.77%	2.94%
3.70%	3.84%	3.46%	2.73%	2.69%	2.86%
3%	19%	36%	23%	3%	18%
45

Financial highlights
Macquarie Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
46

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.32	$10.93	$11.36	$12.70	$12.49	$12.68

0.19	0.39	0.32	0.27	0.29	0.31
(0.05)	0.37	(0.42)	(1.34)	0.21	(0.16)
—[3]	—	—	—	—	—
0.14	0.76	(0.10)	(1.07)	0.50	0.15

(0.19)	(0.37)	(0.33)	(0.27)	(0.29)	(0.31)
—	—	—	—	—	(0.03)
(0.19)	(0.37)	(0.33)	(0.27)	(0.29)	(0.34)

$11.27	$11.32	$10.93	$11.36	$12.70	$12.49

1.25%[3]	7.10%	(0.89%)	(8.51%)	4.05%	1.30%

$297,877	$298,904	$276,596	$317,184	$375,799	$373,691
0.82%[5]	0.83%	0.84%	0.85%	0.85%	0.85%
0.96%[5]	0.97%	0.98%	0.93%	0.93%	0.93%
3.47%	3.52%	2.89%	2.25%	2.30%	2.53%
3.33%	3.38%	2.75%	2.17%	2.22%	2.45%
6%	27%	35%	24%	3%	15%
47

Financial highlights
Macquarie Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
48

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.36	$10.96	$11.40	$12.75	$12.53	$12.72

0.15	0.31	0.24	0.18	0.20	0.22
(0.05)	0.38	(0.43)	(1.35)	0.22	(0.16)
—[3]	—	—	—	—	—
0.10	0.69	(0.19)	(1.17)	0.42	0.06

(0.15)	(0.29)	(0.25)	(0.18)	(0.20)	(0.22)
—	—	—	—	—	(0.03)
(0.15)	(0.29)	(0.25)	(0.18)	(0.20)	(0.25)

$11.31	$11.36	$10.96	$11.40	$12.75	$12.53

0.88%[3]	6.39%	(1.71%)	(9.23%)	3.35%	0.54%

$5,916	$7,212	$8,592	$12,837	$17,096	$25,219
1.57%[5]	1.58%	1.59%	1.60%	1.60%	1.60%
1.71%[5]	1.72%	1.73%	1.68%	1.68%	1.68%
2.71%	2.77%	2.14%	1.50%	1.55%	1.78%
2.57%	2.63%	2.00%	1.42%	1.47%	1.70%
6%	27%	35%	24%	3%	15%
49

Financial highlights
Macquarie Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
50

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.32	$10.93	$11.36	$12.70	$12.49	$12.68

0.20	0.42	0.35	0.30	0.32	0.34
(0.05)	0.37	(0.42)	(1.34)	0.21	(0.16)
—[3]	—	—	—	—	—
0.15	0.79	(0.07)	(1.04)	0.53	0.18

(0.20)	(0.40)	(0.36)	(0.30)	(0.32)	(0.34)
—	—	—	—	—	(0.03)
(0.20)	(0.40)	(0.36)	(0.30)	(0.32)	(0.37)

$11.27	$11.32	$10.93	$11.36	$12.70	$12.49

1.37%[3]	7.37%	(0.64%)	(8.28%)	4.31%	1.55%

$261,502	$244,776	$203,564	$211,322	$218,886	$181,242
0.57%[5]	0.58%	0.59%	0.60%	0.60%	0.60%
0.71%[5]	0.72%	0.73%	0.68%	0.68%	0.68%
3.72%	3.77%	3.14%	2.50%	2.55%	2.78%
3.58%	3.63%	3.00%	2.42%	2.47%	2.70%
6%	27%	35%	24%	3%	15%
51

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds	February 28, 2025 (Unaudited)
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Macquarie Tax-Free Minnesota Fund. Voyageur Mutual Funds and Voyageur Tax Free Funds, are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Macquarie Minnesota High-Yield Municipal Bond Fund and Macquarie Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5
52

under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2025, and for all open tax years (years ended August 31, 2021–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    53

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect either Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$1,314
54

Fund	Custody Credits
Macquarie Tax-Free Minnesota Fund	$2,896
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$28
Macquarie Tax-Free Minnesota Fund	174
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund's average daily net assets as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement
    55

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Minnesota High-Yield Municipal Bond Fund	0.59%
Macquarie Tax-Free Minnesota Fund	0.56%
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Minnesota High-Yield Municipal Bond Fund	0.84%	1.59%	0.59%
Macquarie Tax-Free Minnesota Fund	0.81%	1.56%	0.56%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$7,236
Macquarie Tax-Free Minnesota Fund	14,564
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of
56

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$7,505
Macquarie Tax-Free Minnesota Fund	17,974
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$2,339
Macquarie Tax-Free Minnesota Fund	5,309
For the six months ended February 28, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Minnesota High-Yield Municipal Bond Fund	$3,523
Macquarie Tax-Free Minnesota Fund	3,802
    57

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the six months ended February 28, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Minnesota High-Yield Municipal Bond Fund	$1,342	$38
Macquarie Tax-Free Minnesota Fund	656	153
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the six months ended February 28, 2025, DMC reimbursed each Fund the following amounts in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations.” Payment by affiliates had no impact on total return for either of the Funds.
Fund	Payment by affiliates
Macquarie Minnesota High-Yield Municipal Bond Fund	$4,210
Macquarie Tax-Free Minnesota Fund	79,494
3. Investments
For the six months ended February 28, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Minnesota High-Yield Municipal Bond Fund	$23,145,436	$6,574,846
Macquarie Tax-Free Minnesota Fund	48,364,587	30,386,986
At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be
58

determined until fiscal year end. At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	$241,416,386	$3,372,796	$(8,499,259)	$(5,126,463)
Macquarie Tax-Free Minnesota Fund	565,802,583	8,683,704	(15,703,652)	(7,019,948)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Minnesota High-Yield Municipal Bond Fund	$ 4,099,222	$5,010,075	$ 9,109,297
Macquarie Tax-Free Minnesota Fund	8,300,927	23,430,372	31,731,299
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s
    59

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2025:
Macquarie Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$235,039,923
Short-Term Investments	1,250,000
Total Value of Securities	$236,289,923
60

Macquarie Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$558,782,635
During the six months ended February 28, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2025, there were no Level 3 investments in either of the Funds.
    61

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund		Macquarie Tax-Free Minnesota Fund
	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	760,325	1,542,323	2,142,611	4,345,639
Class C	89,972	197,442	44,443	65,090
Institutional Class	2,863,422	5,531,303	3,659,095	8,256,343

Shares from reorganization:[1]
Class A	—	—	—	3,288,850
Class C	—	—	—	121,344
Institutional Class	—	—	—	1,513,443

Shares issued upon reinvestment of dividends and distributions:
Class A	149,848	312,191	406,588	764,922
Class C	10,284	23,190	7,522	17,935
Institutional Class	243,318	434,308	301,647	506,450
	4,117,169	8,040,757	6,561,906	18,880,016

Shares redeemed:
Class A	(749,311)	(2,467,241)	(2,518,230)	(7,314,948)
Class C	(115,295)	(299,722)	(163,553)	(353,286)
Institutional Class	(1,795,218)	(4,397,921)	(2,376,910)	(7,288,776)
	(2,659,824)	(7,164,884)	(5,058,693)	(14,957,010)
Net increase	1,457,345	875,873	1,503,213	3,923,006
[1]	See Note 5.
62

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2025 and the year ended August 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/25	—	4,650	—	4,663	—	$47,394
Year ended
8/31/24	913	7,216	—	7,237	914	81,746

Macquarie Tax-Free Minnesota Fund
Six months ended
2/28/25	5,840	8,285	507	8,828	5,840	165,379
Year ended
8/31/24	117,787	26,975	2,262	29,356	117,844	1,645,622
5. Reorganization
The following reorganization did not take place during the reporting period covered by this report. On January 16, 2024, the Board approved a proposal to reorganize Delaware Tax-Free Minnesota Intermediate Fund (the “Acquired Fund”), a series of Voyageur Intermediate Tax Free Funds, with and into Macquarie Tax-Free Minnesota Fund (the “Acquiring Fund”), a series of Voyageur Tax Free Funds (the “Trust”) (the “Reorganization”). Acquired Fund shareholders approved the Reorganization on April 30, 2024. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share substantially similar investment objectives, principal investment strategies and principal risks, and identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 7, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received
    63

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
5. Reorganization (continued)
from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$36,670,677	3,652,458	3,288,850	$263,737,066	0.9004
Class C	1,357,835	134,974	121,344	6,657,955	0.8990
Institutional Class	16,874,887	1,680,766	1,513,443	216,560,383	0.9004
The net assets of the Acquired Fund before the Reorganization were $54,922,004. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $541,858,803.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$19,427,043
Net realized loss on investments	(7,107,416)
Net change in unrealized appreciation (depreciation)	24,932,554
Net increase in net assets resulting from operations	$37,252,181
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of February 28, 2025, or at any time during the period then ended.
64

7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized
    65

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
7. Securities Lending (continued)
by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2025, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
66

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds’’ are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
    67

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2025, that would require recognition or disclosure in the Funds' financial statements.
68

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    69

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4363528)
SA-MNALL-0425
This page is not part of the Financial statements and other information.

Fixed income mutual funds
Macquarie Tax-Free Arizona Fund
(formerly, Delaware Tax-Free Arizona Fund)
Macquarie Tax-Free California Fund
(formerly, Delaware Tax-Free California Fund)
Macquarie Tax-Free Colorado Fund
(formerly, Delaware Tax-Free Colorado Fund)
Macquarie Tax-Free Idaho Fund
(formerly, Delaware Tax-Free Idaho Fund)
Macquarie Tax-Free New York Fund
(formerly, Delaware Tax-Free New York Fund)
Macquarie Tax-Free Pennsylvania Fund
(formerly, Delaware Tax-Free Pennsylvania Fund)
Financial statements and other information
For the six months ended February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie Tax-Free Arizona Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.21%
Education Revenue Bonds — 28.01%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,000,870
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	336,343
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,652
144A 6.00% 7/1/47 #	400,000	408,408
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	360,551
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	506,550
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	648,950
Series A 2.375% 7/1/52	1,205,000	731,616
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	1,230,000	1,109,817
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	375,986
(Social Bonds - Equitable School)
Series A 4.00% 11/1/50	1,600,000	1,473,184
Series A 5.00% 11/1/54	500,000	523,665
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,059,940
(Green Bonds) Series A 5.00% 7/1/54	1,000,000	1,066,500
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,000,220
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	252,780
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,200,000	1,226,652
(Creighton University Project) 4.00% 7/1/50	1,000,000	916,560
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,695,060
    1

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	$ 782,488
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	525,000
		16,258,792
Electric Revenue Bonds — 10.67%
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	860,140
4.00% 7/1/42	550,000	550,231
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	30,800
Series AAA 5.25% 7/1/25 ‡	35,000	19,600
Series WW 5.00% 7/1/28 ‡	550,000	308,000
Series XX 4.75% 7/1/26 ‡	35,000	19,600
Series XX 5.75% 7/1/36 ‡	125,000	70,000
Series ZZ 4.75% 7/1/27 ‡	30,000	16,800
Series ZZ 5.25% 7/1/25 ‡	45,000	25,088
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,608,555
Series A 5.00% 1/1/50	1,500,000	1,597,095
Series B 5.25% 1/1/53	1,000,000	1,091,170
		6,197,079
Healthcare Revenue Bonds — 21.67%
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,095,718
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	137,744
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	174,154	31,602
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	125,391	101,177
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 0.00% 1/1/59 ~	517,536	$ 290,865
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	921,070
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	142,493
5.25% 11/15/46	415,000	371,724
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,000,000	953,050
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	172,684
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	257,504
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,000,830
Series F 4.00% 1/1/45	1,750,000	1,656,567
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	724,737
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	336,474
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	304,954
5.00% 7/1/30	105,000	112,679
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	518,624
    3

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	$ 1,021,600
4.00% 8/1/43	1,500,000	1,428,825
		12,580,921
Housing Revenue Bond — 0.95%
Pima County, Arizona Industrial Development Authority Revenue
Series D-1 4.65% 7/1/54	550,000	552,222
		552,222
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.88%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	13,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	8,550
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	771,975
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,008,900
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,191,520
		3,994,445
Lease Revenue Bonds — 2.57%
Arizona Game & Fish Department & Community Beneficial Interest Certificates Revenue
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,590
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	480,000	489,706
		1,491,296
Local General Obligation Bonds — 3.93%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	683,828
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	$ 511,295
Phoenix, Arizona Various Purpose General Obligation Bond
Series A 5.00% 7/1/45	1,000,000	1,088,190
		2,283,313
Special Tax Revenue Bonds — 15.78%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	705,120
4.00% 7/1/52	1,035,000	974,059
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	101,120	64,717
3.081% 11/1/43 •	1,196,556	753,830
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,724,313	1,687,654
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	318,339
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	792,239
Series A-1 5.615% 7/1/46 ^	1,180,000	397,707
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,472,749
Series A-2 4.329% 7/1/40	1,000,000	997,500
		9,163,914
Transportation Revenue Bonds — 5.91%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,255,197
Series B 5.00% 7/1/49 (AMT)	400,000	407,092
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	468,420
    5

Schedules of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	250,000	$ 298,280
		3,428,989
Water & Sewer Revenue Bond — 0.84%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	500,000	488,440
		488,440
Total Municipal Bonds (cost $58,946,728)		56,439,411

Short-Term Investments — 1.81%
Variable Rate Demand Note — 1.81%¤
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 1.20% 11/15/52 (SPA - Northern Trust)	1,050,000	1,050,000
Total Short-Term Investments (cost $1,050,000)		1,050,000
Total Value of Securities—99.02% (cost $59,996,728)		$57,489,411
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $4,766,519, which represents 8.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
6

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    7

Schedules of investments
Macquarie Tax-Free California Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.67%
Education Revenue Bonds — 18.44%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,428,435
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,718,513
(Stanford University)
Series U-7 5.00% 6/1/46	2,985,000	3,548,419
Series V-1 5.00% 5/1/49	2,995,000	3,542,606
Series V-2 2.25% 4/1/51	1,130,000	785,779
Series V-2 5.00% 4/1/51	500,000	591,625
California Enterprise Development Authority Revenue
(Curtis School Foundation Project)
4.00% 6/1/49	1,000,000	959,940
4.00% 6/1/53	1,000,000	956,290
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,401,654
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	993,260
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	980,500
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	1,018,990
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	501,250
(Biola University) 5.00% 10/1/39	1,000,000	1,022,970
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	499,795
Series A 144A 5.375% 11/1/40 #	1,000,000	1,005,570
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	284,865
5.00% 5/15/48	1,000,000	1,023,400
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,035,530
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	817,887
8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 665,571
Series A 144A 5.00% 7/1/49 #	300,000	300,234
(Southwestern Law School) 4.00% 11/1/41	575,000	537,815
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	466,960
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,781,687
California School Finance Authority Revenue
144A 5.60% 7/1/64 #	1,000,000	1,005,330
Series A 144A 5.125% 6/1/59 #	1,500,000	1,479,825
Series A 144A 6.00% 6/1/63 #	500,000	509,070
(Aspire Public Schools-Obligated Group)
144A 5.00% 8/1/41 #	225,000	225,081
Series A 144A 5.00% 8/1/45 #	715,000	715,036
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,015,420
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	248,740
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	450,000
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	996,660
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	351,437
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,254,325
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,003,820
Series A 144A 5.00% 8/1/48 #	1,050,000	1,064,490
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	505,700
Series A 144A 5.25% 7/1/51 #	840,000	845,855
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	726,152
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	794,724
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	301,143
    9

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	$ 575,167
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	971,760
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	527,970
144A 5.50% 8/1/47 #	525,000	551,985
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	286,809
Series A 144A 5.125% 6/1/53 #	500,000	508,690
Series A 144A 5.375% 5/1/63 #	1,000,000	1,022,820
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	491,870
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,132,537
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	450,000	446,305
Series BK 5.00% 5/15/52	2,000,000	2,154,080
Series BS 5.00% 5/15/43	2,000,000	2,234,640
Series BS 5.00% 5/15/44	1,000,000	1,110,710
Series BV 5.00% 5/15/45	1,000,000	1,108,410
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	809,900
		59,296,006
Electric Revenue Bonds — 4.67%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,026,144
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,014,360
Series C 5.00% 7/1/40	1,350,000	1,500,161
Series C 5.00% 7/1/42	2,665,000	2,909,993
Series C 5.00% 7/1/44	2,300,000	2,468,383
Series C 5.00% 7/1/45	200,000	213,754
Series D 5.00% 7/1/26	2,000,000	2,041,120
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	196,000
10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	$ 39,200
Series A 6.75% 7/1/36 ‡	185,000	103,600
Series AAA 5.25% 7/1/25 ‡	40,000	22,400
Series CCC 5.25% 7/1/27 ‡	325,000	182,000
Series TT 5.00% 7/1/32 ‡	340,000	190,400
Series TT 5.00% 7/1/37 ‡	1,165,000	652,400
Series WW 5.00% 7/1/28 ‡	470,000	263,200
Series WW 5.25% 7/1/33 ‡	335,000	187,600
Series WW 5.50% 7/1/38 ‡	730,000	408,800
Series XX 4.75% 7/1/26 ‡	45,000	25,200
Series XX 5.25% 7/1/40 ‡	230,000	128,800
Series XX 5.75% 7/1/36 ‡	150,000	84,000
Series ZZ 4.75% 7/1/27 ‡	35,000	19,600
Series ZZ 5.25% 7/1/25 ‡	55,000	30,662
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,324,650
		15,032,427
Healthcare Revenue Bonds — 14.62%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,527,676
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,589,196
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	503,710
(Children's Hospital of Orange County) Series A 5.00% 11/1/49	1,610,000	1,755,286
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,233,267
Series A 4.00% 4/1/49	1,650,000	1,571,130
Series A 5.00% 12/1/44	550,000	598,208
Series A 5.00% 12/1/54	2,500,000	2,655,425
(Episcopal Communities & Services) Series B 5.25% 11/15/58	2,500,000	2,598,150
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	2,000,000	1,977,800
Subseries A-2 5.00% 11/1/47	3,400,000	3,940,362
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	2,000,000	1,958,340
    11

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects)
Series A 5.25% 7/1/49	2,350,000	$ 2,500,682
Series A 5.25% 7/1/54	1,500,000	1,572,555
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	1,205,136
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	256,155
Series B 5.00% 7/1/42	250,000	253,957
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	555,676
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,635
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	518,840
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	626,295
Series A 4.00% 11/15/56	1,075,000	878,587
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	981,210
Series A 144A 5.00% 11/15/51 #	500,000	479,805
Series A 144A 5.00% 11/15/56 #	640,000	604,154
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	913,660
(Emanate Health) Series A 4.00% 4/1/45	500,000	477,200
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	4,000,000	4,256,080
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	915,520
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	492,325
(John Muir Health)
Series A 5.00% 12/1/49	1,945,000	2,097,780
12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	$ 1,516,155
Series A 5.25% 12/1/54	1,250,000	1,360,100
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	448,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	477,543
5.00% 7/1/32	900,000	968,544
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	250,438
		47,016,467
Housing Revenue Bonds — 2.81%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,170,915
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	267,312
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,510,738
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,730
Series A 5.25% 5/15/49	1,200,000	1,200,720
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	239,887
National Finance Authority Revenue
(Social Certificates) Series A-4 3.925% 7/20/39 •	1,997,284	1,932,852
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	715,000	716,459
		9,039,613
    13

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.35%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	$ 2,694,850
Series A-1 5.00% 12/1/53 •	1,500,000	1,579,980
Series C 5.25% 1/1/54 •	3,000,000	3,166,950
Series D 5.50% 5/1/54 •	2,000,000	2,124,280
Series G 5.00% 11/1/55 •	2,000,000	2,129,120
(Green Bonds)
Series E 5.00% 2/1/55 •	2,500,000	2,714,975
Series F 5.00% 2/1/55 •	3,500,000	3,806,565
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	81,820
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
Series A 144A 9.50% 1/1/65 (AMT) #, •	3,500,000	3,552,395
Series A-4 144A 8.00% 1/1/50 (AMT) #, •	2,500,000	2,582,325
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,407,482
Series C 7.00% 11/1/34	300,000	367,167
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,602
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	1,000,000	998,940
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,161,220
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,672,083
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,631,810
14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	$ 667,080
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,979,251
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	192,332
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	947,828
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	317,656
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,466,359
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	944,120
		46,131,240
Lease Revenue Bonds — 4.84%
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	2,820,550
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,440,164
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,531,819
(May Lee State Office Complex) Series A 5.00% 4/1/49	1,000,000	1,088,770
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,614,510
Series B 4.00% 5/1/46	1,000,000	1,004,950
Garden Grove, California Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,489,050
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,502,450
    15

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Diego County, California Certificates of Participation Revenue
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	$ 1,078,890
		15,571,153
Local General Obligation Bonds — 3.19%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,650,840
Anaheim City, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	987,370
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	803,338
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,159,500
Los Angeles, California Unified School District
Series QRR 5.25% 7/1/49	1,500,000	1,684,440
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	927,800
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,552,970
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,487,820
		10,254,078
Pre-Refunded Bonds — 1.12%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,575
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	25,000	25,191
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	171,816
16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	$ 1,005,910
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,009,690
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,100,360
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,242
Series E 4.00% 5/1/50-29 (AMT) §	215,000	217,599
		3,609,383
Special Tax Revenue Bonds — 10.76%
City of Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	738,540
5.25% 9/1/53 (BAM)	1,000,000	1,095,440
City of Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	233,146
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	487,460	311,975
3.108% 11/1/43 •	5,768,137	3,633,926
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,687,763	5,564,005
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,205,000	1,207,229
Series A 5.00% 9/1/48 (BAM)	1,000,000	1,097,300
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	192,970
Series A 4.25% 9/1/47	300,000	284,793
    17

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	$ 530,565
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	533,900
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,855,000	4,831,065
Series A-1 5.00% 7/1/58	1,975,000	1,983,315
Series A-1 5.319% 7/1/51 ^	23,429,000	5,838,741
Series A-1 5.634% 7/1/46 ^	10,820,000	3,646,773
Series A-2 4.329% 7/1/40	1,595,000	1,591,012
Tejon Ranch Public Facilities Finance Authority Revenue
(Tejon Industrial Complex Public Improvements - East) Series A 5.00% 9/1/54	1,000,000	1,032,520
Tulare, California Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,343
		34,597,558
State General Obligation Bonds — 8.08%
California State
5.00% 9/1/44	1,500,000	1,670,310
5.50% 8/1/54	2,250,000	2,557,283
(Various Purpose)
3.00% 3/1/46	3,250,000	2,733,510
4.00% 8/1/36	1,000,000	1,006,590
4.00% 9/1/42	1,750,000	1,787,240
5.00% 4/1/32	1,000,000	1,143,970
5.00% 9/1/36	2,000,000	2,321,940
5.00% 9/1/44	2,000,000	2,227,080
5.25% 10/1/45	3,295,000	3,687,698
5.25% 10/1/50	2,500,000	2,752,775
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,212,288
Series A-1 4.00% 7/1/46	3,154,636	2,878,889
		25,979,573
18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.78%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AGM) (AMT)	1,250,000	$ 1,239,300
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,613,307
Series A 5.00% 12/31/43 (AMT)	1,000,000	1,012,540
City of Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	500,190
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,673,498
Series B 5.00% 5/15/46 (AMT)	300,000	301,545
Series B 5.00% 5/15/48	1,650,000	1,768,057
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,972,400
Series F 4.00% 5/15/49 (AMT)	2,200,000	2,056,428
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,420,845
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	2,000,000	2,215,460
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	1,020,000	945,397
Subseries B-2 3.50% 1/15/53 (AGM)	500,000	433,320
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	2,267,151
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	982,180
Series A 4.00% 1/15/46 (BAM)	1,000,000	1,003,700
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	377,872
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,163,276
Sacramento County, California Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	510,815
    19

Schedules of investments
Macquarie Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	165,000	$ 165,479
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	690,000	639,513
Series B 5.00% 7/1/37 (AMT)	2,000,000	2,047,920
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,557,705
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,051,400
Second Series A 5.25% 5/1/49 (AMT)	3,440,000	3,676,638
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,885,602
Series A 5.00% 5/1/42 (AMT)	2,430,000	2,463,461
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,135,104
		41,080,103
Water & Sewer Revenue Bonds — 3.01%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,174,660
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	320,037
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	255,588
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	1,059,320
Series A 5.00% 1/1/46	885,000	932,002
San Francisco City & County, California Public Utilities Commission Wastewater Revenue
Series C 5.00% 10/1/49	1,500,000	1,648,080
Series C 5.00% 10/1/54	2,000,000	2,182,260
20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Jose, California Financing Authority Revenue
(Green Bonds) 5.00% 11/1/47	1,000,000	$ 1,097,150
		9,669,097
Total Municipal Bonds (cost $316,586,749)		317,276,698

Short-Term Investments — 1.09%
Variable Rate Demand Notes — 1.09%¤
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series D 0.60% 4/1/59 (LOC - TD Bank, N.A.)	3,100,000	3,100,000
Series I 1.00% 4/1/59 (LOC - TD Bank, N.A.)	400,000	400,000
Total Short-Term Investments (cost $3,500,000)		3,500,000
Total Value of Securities—99.76% (cost $320,086,749)		$320,776,698
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $45,908,937, which represents 14.28% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
    21

Schedules of investments
Macquarie Tax-Free California Fund
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
22

Schedules of investments
Macquarie Tax-Free Colorado Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.93%
Education Revenue Bonds — 12.16%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,552,510
Series C 4.00% 3/1/47	1,065,000	1,022,155
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School - Nevada Project) 5.00% 5/15/29	1,230,000	1,249,668
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,038,770
(Aspen View Academy Project)
4.00% 5/1/51	500,000	431,585
4.00% 5/1/61	1,250,000	1,041,100
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,980
Series A 144A 5.25% 7/1/46 #	1,350,000	1,351,498
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,357
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,002,940
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	908,048
144A 5.00% 12/1/55 #	1,000,000	940,370
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	942,855
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	390,000	390,176
5.00% 12/1/42	540,000	539,995
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,765,960
144A 5.00% 7/1/46 #	500,000	500,040
(Pinnacle Charter School Project) 5.00% 6/1/26	475,000	478,857
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	888,122
5.00% 11/1/54	1,500,000	1,478,715
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	402,800
Series A 4.00% 3/1/36	550,000	552,673
    23

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	$ 1,500,285
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,010,420
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,459,275
Series A 5.00% 12/1/54	1,000,000	1,056,560
University of Colorado Revenue
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	2,000,000	1,911,180
		30,068,894
Electric Revenue Bonds — 5.99%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,966,441
Series A 5.00% 11/15/49	1,200,000	1,298,388
Series A 5.25% 11/15/54	3,000,000	3,298,140
Series B 5.25% 11/15/52	2,000,000	2,168,200
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,794,668
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,028,180
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	95,200
Series AAA 5.25% 7/1/25 ‡	95,000	53,200
Series CCC 5.25% 7/1/27 ‡	705,000	394,800
Series WW 5.00% 7/1/28 ‡	660,000	369,600
Series WW 5.25% 7/1/33 ‡	210,000	117,600
Series WW 5.50% 7/1/17 ‡	460,000	256,450
Series WW 5.50% 7/1/19 ‡	360,000	200,700
Series XX 4.75% 7/1/26 ‡	105,000	58,800
Series XX 5.25% 7/1/40 ‡	1,840,000	1,030,400
Series XX 5.75% 7/1/36 ‡	365,000	204,400
Series ZZ 4.75% 7/1/27 ‡	85,000	47,600
Series ZZ 5.00% 7/1/19 ‡	620,000	345,650
Series ZZ 5.25% 7/1/25 ‡	140,000	78,050
		14,806,467
24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 20.30%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	$ 1,089,780
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,922,052
Series A 4.00% 11/15/43	2,290,000	2,222,399
Series A 4.00% 11/15/50	6,015,000	5,632,807
(American Baptist)
7.625% 8/1/33	150,000	111,661
8.00% 8/1/43	1,000,000	648,110
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,202,975
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,565,100
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,669,635
Series A 5.25% 12/1/54	2,000,000	2,127,620
Series A-1 4.00% 8/1/37	1,130,000	1,130,079
Series A-1 4.00% 8/1/38	120,000	119,398
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,425,578
Series A-2 5.00% 8/1/37	1,500,000	1,587,750
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,205,512
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,000,690
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,913,631
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	887,280
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,050,170
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,465,105
Series A 5.00% 5/15/52	1,195,000	1,256,662
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,001,520
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,081
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,546,741
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,534,125
    25

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	$ 615,062
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,014,410
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	690,398
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	956,880
Series A 4.00% 12/1/40	250,000	237,830
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	70,374
		50,201,415
Housing Revenue Bonds — 1.75%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,011,410
Series C-1 4.70% 10/1/59	750,000	760,028
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,547,250
		4,318,688
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.00%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,504,246
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,090
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	925,524
Series A 4.00% 7/15/34	1,100,000	1,117,446
Series A 4.00% 7/15/38	700,000	702,849
26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,500,000	$ 1,501,710
Series A 4.00% 7/15/40	2,815,000	2,791,494
Series A 5.00% 7/15/32	1,045,000	1,127,252
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,685,962
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,211,903
		19,783,476
Lease Revenue Bonds — 2.02%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,000,710
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	674,724
5.00% 6/15/36	1,055,000	1,077,609
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	725,753
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,524,420
		5,003,216
Local General Obligation Bonds — 9.75%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,350,327
Series A 5.00% 12/1/48	1,000,000	1,079,390
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,732,230
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,145,978
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AGC)	500,000	483,180
    27

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No.5
Series A 5.25% 12/1/59 (BAM)	2,000,000	$ 2,184,940
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,377,000
Douglas County, Colorado School District No. Re-1 Douglas & Elbert Counties
5.00% 12/15/44	2,500,000	2,737,400
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,059,470
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,048,830
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,076,430
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,741,240
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,038,850
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,070,260
		24,125,525
Pre-Refunded Bonds — 2.10%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,302,262
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,026,360
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,875,667
		5,204,289
Special Tax Revenue Bonds — 18.49%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,543,695
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	763,536
6.375% 12/1/54	1,250,000	1,286,650
28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	$ 962,930
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,738,052
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	692,613
Series A 5.00% 11/1/31	1,495,000	1,544,230
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	377,276	241,457
3.311% 11/1/43 •	4,464,320	2,812,521
(Subordinate) 3.799% 11/1/51 •	1,245,743	677,373
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,343,251
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,647,244	6,505,924
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,027,340
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	477,509
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,264,987
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,005,520
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.696% 7/1/46 ^	10,000,000	3,370,400
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,966,349
Series A-1 5.00% 7/1/58	2,910,000	2,922,251
Series A-1 6.142% 7/1/51 ^	17,857,000	4,450,143
Series A-2 4.536% 7/1/53	3,000,000	2,982,990
    29

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southlands Metropolitan, Colorado District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	$ 504,290
Series A-1 5.00% 12/1/47	300,000	300,405
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,042,890
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	485,621
Series B 5.00% 12/1/36	810,000	811,028
		45,723,955
State General Obligation Bonds — 0.89%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,371,418
Series A-1 4.00% 7/1/46	900,000	821,331
		2,192,749
Transportation Revenue Bonds — 8.40%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	695,736
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,237,463
Series A 4.00% 12/1/48 (AMT)	400,000	372,808
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,557,105
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,037,210
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,060,940
Colorado Bridge & Tunnel Enterprise Revenue
Series B 5.00% 12/1/42	2,000,000	2,233,080
(Senior Infrastructure) Series A 5.25% 12/1/49 (AGM)	2,000,000	2,208,220
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,990,060
5.00% 12/31/56	1,250,000	1,250,000
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,797
		20,784,419
30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 6.08%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	$ 3,071,250
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 12/15/52	1,500,000	1,603,320
Series A 5.00% 9/15/54	900,000	970,533
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,604,838
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	508,245
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	942,543
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,713,741
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,498,467
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AGC)	2,000,000	2,134,520
		15,047,457
Total Municipal Bonds (cost $240,491,654)		237,260,550

Short-Term Investments — 2.74%
Variable Rate Demand Notes — 2.74%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 1.50% 7/1/41 (LOC - TD Bank, N.A.)	1,200,000	1,200,000
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 1.05% 5/15/64 (SPA - TD Bank, N.A.)	3,400,000	3,400,000
    31

Schedules of investments
Macquarie Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
University of Colorado Hospital Authority
1.05% 11/15/39	2,175,000	$ 2,175,000
Total Short-Term Investments (cost $6,775,000)		6,775,000
Total Value of Securities—98.67% (cost $247,266,654)		$244,035,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $15,802,577, which represents 6.39% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
32

Summary of abbreviations: (continued)
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    33

Schedules of investments
Macquarie Tax-Free Idaho Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.41%
Education Revenue Bonds — 21.74%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	180,000	$ 182,444
Series A 5.00% 4/1/48	435,000	442,599
Series A 5.00% 4/1/54	825,000	876,464
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,245,420
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,325,625
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	672,356
Series A 3.00% 5/1/41	3,150,000	2,552,098
Series A 4.00% 5/1/56	1,585,000	1,343,874
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	934,550
Series A 144A 6.00% 7/1/39 #	370,000	382,458
Series A 144A 6.00% 7/1/49 #	595,000	608,376
Series A 144A 6.00% 7/1/54 #	570,000	581,121
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	858,720
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	446,326
Series A 4.00% 5/1/55	305,000	256,316
Series A 144A 5.00% 12/1/38 #	2,050,000	2,057,032
Series A 144A 5.00% 12/1/46 #	1,000,000	978,140
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	802,550
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	538,670
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	551,638
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,586,510
Series A 4.00% 5/1/55	1,100,000	928,928
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,497,630
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,048,770
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,335,826
4.00% 4/1/29	275,000	277,866
Series A 4.00% 4/1/37	350,000	358,277
Series A 4.50% 4/1/52	1,750,000	1,765,960
34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 5.25% 4/1/42	605,000	$ 665,095
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	687,330
Series A 5.00% 4/1/35 (AGM)	705,000	776,713
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	340,000	354,181
		29,919,863
Electric Revenue Bonds — 7.21%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,600
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,823,232
5.00% 9/15/37	825,000	933,091
5.00% 9/15/39	2,000,000	2,236,800
5.00% 9/15/36	1,000,000	1,135,320
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	42,000
Series AAA 5.25% 7/1/25 ‡	45,000	25,200
Series CCC 5.25% 7/1/27 ‡	345,000	193,200
Series WW 5.00% 7/1/28 ‡	320,000	179,200
Series WW 5.50% 7/1/38 ‡	1,500,000	840,000
Series XX 4.75% 7/1/26 ‡	50,000	28,000
Series XX 5.25% 7/1/40 ‡	595,000	333,200
Series XX 5.75% 7/1/36 ‡	175,000	98,000
Series ZZ 4.75% 7/1/27 ‡	40,000	22,400
Series ZZ 5.25% 7/1/25 ‡	60,000	33,450
		9,924,693
Healthcare Revenue Bonds — 14.09%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,004,440
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,596,836
4.00% 3/1/46 (BAM)	500,000	478,200
4.00% 3/1/51 (BAM)	2,210,000	2,076,759
Series A 3.00% 3/1/51	3,000,000	2,253,570
Series A 4.00% 3/1/46	1,160,000	1,094,077
    35

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.25% 3/1/53	1,000,000	$ 1,070,780
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,778,554
Series ID 5.00% 12/1/46	750,000	762,308
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	435,000	433,773
Series A 5.25% 11/15/37	1,005,000	896,852
Series A 5.25% 11/15/47	1,130,000	906,396
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,040,500
		19,393,045
Housing Revenue Bonds — 7.11%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,053,754
Series A 3.125% 7/1/54	2,000,000	1,436,460
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49	188,740	187,049
(Taxable) Series C 5.945% 7/1/55	1,000,000	1,019,050
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54	2,955,000	2,963,717
Series A 4.75% 1/1/48	990,000	1,004,306
Series C 3.00% 1/1/43 (FHA)	400,000	331,036
Series C 4.80% 7/1/53	1,765,000	1,786,921
		9,782,293
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.92%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,017,800
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,006,400
		4,024,200
36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.27%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	$ 773,730
5.00% 12/15/32	750,000	773,730
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	2,010,080
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,049,246
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	312,204
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	220,000	220,381
Series A 7.00% 2/1/36	1,500,000	1,502,820
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,245,650
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	738,902
		8,626,743
Local General Obligation Bonds — 6.21%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,038,830
5.00% 8/1/35	500,000	518,940
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,096,300
5.00% 9/15/43	2,000,000	2,181,160
(Sales Tax and Credit Enhancement Guaranty) Series B 5.00% 9/15/31	500,000	542,125
City of Ketchum, Idaho
2.125% 9/15/41	500,000	350,010
Idaho Bond Bank Authority
Series A 4.00% 9/15/33	250,000	254,412
Series A 4.00% 9/15/37	1,000,000	1,008,890
Series C 5.00% 9/15/42	500,000	517,650
    37

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	$ 1,038,250
		8,546,567
Pre-Refunded Bonds — 1.21%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,152,085
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	516,135
		1,668,220
Resource Recovery Revenue Bond — 0.29%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	398,607
		398,607
Special Tax Revenue Bonds — 21.83%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	247,608	158,469
3.232% 11/1/43 •	2,929,946	1,845,866
(Subordinate) 3.799% 11/1/51 •	3,175,191	1,726,511
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,104,971	4,017,699
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	2,415,000	2,580,910
Series A 4.00% 8/15/48	2,370,000	2,328,762
Series A 5.00% 8/15/42	2,000,000	2,226,720
Series A 5.25% 8/15/48	1,620,000	1,774,775
Idaho State Building Authority Revenue
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,334,820
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,568,529
38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	$ 1,118,973
Series A-1 5.974% 7/1/51 ^	7,109,000	1,771,634
(Restructured)
Series A-1 4.55% 7/1/40	875,000	877,328
Series A-1 4.75% 7/1/53	3,045,000	3,029,988
Series A-1 5.00% 7/1/58	691,000	693,909
		30,054,893
State General Obligation Bond — 0.33%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	500,000	456,295
		456,295
Transportation Revenue Bonds — 6.17%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,811,210
(Public Parking Facilities Project)
Series A 5.00% 9/1/46	1,000,000	1,053,890
Series A 5.00% 9/1/51	1,000,000	1,045,820
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	3,060,000	3,084,541
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,491,400
		8,486,861
Water & Sewer Revenue Bonds — 2.03%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,104,580
    39

Schedules of investments
Macquarie Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	$ 692,510
		2,797,090
Total Municipal Bonds (cost $137,866,196)		134,079,370
Total Value of Securities—97.41% (cost $137,866,196)		$134,079,370
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $10,403,575, which represents 7.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FMC – First Mile Connectivity
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility
40

Summary of abbreviations: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    41

Schedules of investments
Macquarie Tax-Free New York Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.65%
Education Revenue Bonds — 14.89%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 1,005,170
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	500,250
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,239,802
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,656,463
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	515,375
144A 5.75% 6/1/62 #	1,805,000	1,851,623
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	507,485
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	567,741
5.00% 7/1/42	1,365,000	1,415,519
(Manhattan College Project) 5.00% 8/1/47	500,000	495,025
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	248,407
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	955,000	954,160
144A 5.75% 2/1/49 #	500,000	500,105
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	264,077
Series A 144A 4.00% 6/15/56 #	450,000	367,020
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	961,140
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,118,381
144A 5.00% 7/1/46 #	1,000,000	1,021,610
42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	$ 1,004,110
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,007,420
Series A 144A 5.00% 7/1/59 #	1,350,000	1,354,981
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	709,872
Series A 144A 5.00% 6/1/59 #	1,000,000	1,004,850
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,039,320
Series A 5.00% 7/1/53	1,000,000	1,071,780
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,761,235
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	937,150
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,701,278
(Cornell University) Series A 5.50% 7/1/54	3,500,000	3,910,165
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,056,980
Series A 5.50% 5/1/49	1,000,000	1,090,610
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,866
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	1,000,000	1,046,340
Series A 5.00% 7/1/42	1,300,000	1,334,840
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	261,660
    43

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project) 5.00% 7/1/43	2,000,000	$ 2,070,200
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	753,563
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	795,580
Series A 5.00% 10/15/50	1,575,000	1,582,261
		44,419,414
Electric Revenue Bonds — 6.89%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,008,790
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,433,546
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	479,304
5.00% 9/1/38	2,000,000	2,126,160
5.00% 9/1/42	1,500,000	1,550,130
Series A 5.00% 9/1/43 (AGC)	2,500,000	2,764,000
Series A 5.25% 9/1/54	2,500,000	2,720,425
Series B 5.00% 9/1/41	2,065,000	2,111,669
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,028,150
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,615,545
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	966,970
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	36,400
Series A 6.75% 7/1/36 ‡	625,000	350,000
Series AAA 5.25% 7/1/25 ‡	35,000	19,600
Series TT 5.00% 7/1/32 ‡	1,120,000	627,200
Series WW 5.25% 7/1/33 ‡	195,000	109,200
Series WW 5.50% 7/1/17 ‡	420,000	234,150
44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/19 ‡	330,000	$ 183,975
Series XX 4.75% 7/1/26 ‡	40,000	22,400
Series XX 5.25% 7/1/40 ‡	1,430,000	800,800
Series ZZ 4.75% 7/1/27 ‡	30,000	16,800
Series ZZ 5.00% 7/1/19 ‡	570,000	317,775
Series ZZ 5.25% 7/1/25 ‡	50,000	27,875
		20,550,864
Healthcare Revenue Bonds — 7.11%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	250,010
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	924,220
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	3,000,000	2,757,960
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	250,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	412,128
5.00% 12/1/46	540,000	543,829
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,514,376
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,421
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	983,580
Series A 4.00% 9/1/45	2,000,000	1,851,800
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,127,800
    45

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	$ 2,300,075
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	700,000	695,688
144A 5.00% 12/1/45 #	700,000	636,783
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	471,715
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	382,016
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,112
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	623,598
Series A 144A 5.00% 7/1/56 #	1,000,000	1,000,510
		21,201,621
Housing Revenue Bonds — 4.38%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,770,703
(8 Spruce Street)
Series E 4.375% 12/15/31	1,000,000	1,022,470
Series RE 5.25% 12/15/31	1,000,000	1,028,350
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,189,217
Series B-1 5.30% 11/1/53	2,000,000	2,093,320
Series F-1A 5.00% 11/1/59	2,000,000	2,085,240
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AGC)	2,000,000	1,867,780
46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	$ 1,004,400
		13,061,480
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.27%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	3,289,014
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	3,507,988
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,045,000	1,050,570
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	873,730
Series A 3.00% 3/1/49 (AGM)	3,440,000	2,644,603
Series A 4.00% 3/1/45 (AGM)	1,000,000	970,470
New York City, New York Trust for Cultural Resources Revenue
(American Museum of Natural History) Series A 5.00% 7/15/54	1,500,000	1,609,755
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,804,920
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	1,500,000	1,461,150
5.00% 1/1/36 (AMT)	2,015,000	2,070,211
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,451,753
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,292,112
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,925,593
    47

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	$ 707,903
		24,659,772
Lease Revenue Bonds — 5.32%
MTA Hudson, New York Rail Yards Trust Obligations
Series A 5.00% 11/15/56	1,210,000	1,210,000
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,056,830
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,216,879
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	3,800,000	3,802,432
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,445
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,501,785
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,656,800
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,381,831
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,538,700
		15,865,702
Local General Obligation Bonds — 3.10%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,047,580
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,613,910
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,620,675
Fiscal 2025 Subordinate Series C-1 5.25% 9/1/46	1,500,000	1,644,675
Series D 4.00% 4/1/50	1,825,000	1,748,204
Series D 5.00% 4/1/44	500,000	541,435
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,024,474
		9,240,953
48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.48%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$ 1,430,340
		1,430,340
Special Tax Revenue Bonds — 24.74%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	521,088	333,496
(Subordinate)
3.123% 11/1/43 •	6,166,052	3,884,613
3.799% 11/1/51 •	911,176	495,452
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,221,920	5,107,164
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	211,085
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,850,390
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	530,565
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	5,220,000	5,451,664
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,620,920
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 2/1/48	1,245,000	1,328,552
Series D 5.50% 5/1/52	1,000,000	1,110,070
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,011,290
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	962,270
Series E 3.00% 3/15/50	3,000,000	2,314,350
Series E 4.00% 3/15/48	1,000,000	965,730
    49

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Sales Tax Revenue
Series A 5.00% 3/15/49	2,000,000	$ 2,135,540
Series A 5.00% 3/15/52	2,500,000	2,668,225
Series A 5.25% 3/15/52	1,500,000	1,628,115
New York State Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 6/15/54	1,000,000	1,044,620
New York State Thruway Authority State Personal Income Tax Revenue
Series C 5.00% 3/15/55	1,000,000	1,056,530
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/53	1,550,000	1,640,039
New York State Urban Development Revenue
Series A 5.00% 3/15/48	1,500,000	1,605,855
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,689,137
New York Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,094,660
(Climate Bond Certified - Green Bonds) Series B-1 5.25% 5/15/54	2,440,000	2,660,356
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,099,740
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,934,880
Series A 4.00% 5/15/57	1,000,000	944,700
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,683,825
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,678,115
Series A-1 4.55% 7/1/40	444,000	445,181
Series A-1 4.75% 7/1/53	6,805,000	6,771,451
Series A-1 5.00% 7/1/58	3,665,000	3,680,430
Series A-1 5.582% 7/1/51 ^	6,855,000	1,708,335
Series A-2 4.536% 7/1/53	1,330,000	1,322,459
50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 12/1/50	2,000,000	$ 2,127,860
		73,797,664
State General Obligation Bonds — 1.14%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,597,275
Series A-1 4.00% 7/1/46	1,980,000	1,806,928
		3,404,203
Transportation Revenue Bonds — 14.30%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,414,475
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/43	1,000,000	965,790
Series B 4.00% 11/15/44	1,000,000	953,130
Series B 4.00% 11/15/50	1,000,000	910,780
Series E 4.00% 11/15/45	1,500,000	1,405,230
Subordinate Series C-1 5.25% 11/15/55	3,410,000	3,565,087
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,615,215
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	949,810
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,524,180
Series P 5.25% 1/1/54	985,000	1,062,795
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,437,465
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	1,350,000	1,395,981
5.25% 6/30/60 (AGM) (AMT)	2,500,000	2,625,450
5.375% 6/30/60 (AMT)	2,000,000	2,070,860
5.50% 6/30/54 (AMT)	1,700,000	1,801,847
5.50% 6/30/60 (AMT)	2,750,000	2,896,217
(John F. Kennedy International Airport Terminal Four Project) 5.00% 12/1/38 (AMT)	340,000	360,023
    51

Schedules of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal Six Redevelopment Project-Green Bonds) Series A 4.50% 12/31/54 (AGC) (AMT)	1,500,000	$ 1,498,995
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,100
Series A 5.25% 1/1/50 (AMT)	1,000,000	999,980
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,168,780
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	800,575
Series A 5.00% 4/1/37 (AMT)	750,000	771,180
Series A 5.00% 4/1/39 (AMT)	350,000	358,551
Port Authority of New York & New Jersey Revenue
Series 244 5.00% 7/15/42	1,800,000	2,015,118
Series 244 5.00% 7/15/54	1,500,000	1,606,125
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	2,481,050
		42,654,789
Water & Sewer Revenue Bonds — 7.03%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	2,500,000	2,723,700
Series BB 5.25% 6/15/54	2,500,000	2,699,500
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,020,960
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,598,375
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	976,050
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	970,260
Series AA 5.25% 6/15/53	3,825,000	4,138,306
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	489,477
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,500,000	2,752,775
52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue
(Green Bonds) Series B 5.25% 9/15/52	2,395,000	$ 2,599,724
		20,969,127
Total Municipal Bonds (cost $291,626,423)		291,255,929

Short-Term Investments — 1.17%
Variable Rate Demand Notes — 1.17%¤
New York City, New York
Fiscal 2018 Subordinate Series E-5 1.05% 3/1/48 (LOC - TD Bank, N.A.)	2,480,000	2,480,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2010 Series CC 1.05% 6/15/41 (SPA - State Street)	1,000,000	1,000,000
Total Short-Term Investments (cost $3,480,000)		3,480,000
Total Value of Securities—98.82% (cost $295,106,423)		$294,735,929
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $29,690,107, which represents 9.95% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
    53

Schedules of investments
Macquarie Tax-Free New York Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
54

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.25%
Education Revenue Bonds — 13.59%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,332,705
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	2,930,460
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	3,000,000	3,118,650
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,476,775
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,148,470
Series A 5.00% 12/15/51	770,000	749,249
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	595,187
144A 4.50% 10/1/64 #	1,485,000	1,333,099
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,073,667
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/54	1,350,000	1,410,953
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,518,900
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,553,475
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,195,694
    55

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.00% 11/1/44	1,870,000	$ 1,891,823
5.25% 11/1/54	2,000,000	2,034,300
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) 5.00% 8/1/49	1,500,000	1,605,390
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,472,412
Series A 5.00% 2/15/55	2,500,000	2,686,675
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,197,823
Pennsylvania State University Revenue
5.25% 9/1/53	3,000,000	3,272,430
5.25% 9/1/54	3,000,000	3,285,690
Series A 5.25% 9/1/52	2,000,000	2,170,320
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	973,250
Series A 5.625% 6/15/42 ‡	3,000,000	2,550,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,502,380
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College)
5.00% 9/15/48	2,395,000	2,576,733
5.00% 9/15/53	2,000,000	2,141,060
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,554,300
Series B 144A 6.00% 7/1/29 #	235,000	232,692
		59,584,562
Electric Revenue Bonds — 0.48%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	621,600
Series A 5.05% 7/1/42 ‡	400,000	224,000
56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,055,000	$ 590,800
Series WW 5.50% 7/1/38 ‡	1,190,000	666,400
		2,102,800
Healthcare Revenue Bonds — 30.13%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/59	1,500,000	1,521,060
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,488,332
Series A 5.00% 4/1/47	13,240,000	13,489,707
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,130,141
Series A 4.00% 7/15/39	2,000,000	1,995,620
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,386,662
Series A 5.00% 5/15/42	470,000	473,751
Series A 5.00% 5/15/47	600,000	601,776
Series C 5.00% 5/15/42	1,000,000	1,007,980
Series C 5.00% 5/15/47	1,000,000	1,002,960
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,196,990
4.00% 8/15/50	1,400,000	1,278,396
4.00% 8/15/50 (BAM)	1,600,000	1,504,560
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,538,599
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,297,716
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	290,594
    57

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	$ 2,888,970
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,297
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,707,550
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,090,040
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,695,000	1,436,580
4.00% 7/15/48	2,000,000	1,637,540
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	131,195
5.25% 7/1/35	250,000	250,382
5.50% 7/1/45	1,000,000	1,000,530
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,002,680
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,029,300
5.00% 11/1/36	510,000	524,183
5.00% 11/1/37	250,000	256,765
5.125% 11/1/38	3,500,000	3,765,510
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	10,000,000	9,124,800
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,942,800
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,067,324
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,277,050
Series B 4.00% 5/1/47	4,000,000	3,704,800
58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/52	5,950,000	$ 5,409,562
Series B 4.00% 5/1/56 (BAM)	2,000,000	1,836,580
Series B 5.00% 5/1/57	3,285,000	3,368,373
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,501,920
(Waverly Heights Project) 4.00% 12/1/37	300,000	294,948
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,894,219
Series A 5.25% 1/1/48	1,000,000	959,240
Series A 5.375% 1/1/51	1,600,000	1,536,720
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,274,045
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,595,880
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	933,920
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	214,500
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	1,620,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,750,000	2,868,305
Series B-2 5.25% 7/1/46	2,500,000	2,623,650
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,014,412
Series A 4.00% 2/15/52	1,710,000	1,555,177
    59

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Subordinate Series A-2 4.00% 5/15/48	2,250,000	$ 2,103,952
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series B-1 5.25% 11/1/48 (AGC)	1,000,000	1,076,220
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,148,618
Series B 4.00% 8/15/40	1,345,000	1,354,967
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,406,375
Series A 5.50% 7/1/53	3,000,000	3,332,940
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,410,550
		132,053,213
Housing Revenue Bonds — 3.85%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,128,750
Series 143A 5.30% 4/1/44	4,645,000	4,826,387
Series 143A 5.45% 4/1/51	3,750,000	3,870,225
Series 146A 4.75% 4/1/53	3,000,000	3,040,800
		16,866,162
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.06%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,427,742
5.75% 8/1/42 (AMT)	725,000	725,747
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,024,310
60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	$ 2,479,271
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	6,389,700
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,060,539
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,005,200
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,239,040
		35,351,549
Lease Revenue Bonds — 0.61%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	509,110
5.00% 12/31/34 (AMT)	2,115,000	2,147,402
		2,656,512
Local General Obligation Bonds — 3.26%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,297,170
Series A 4.00% 5/1/42	500,000	497,145
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,068,690
5.00% 9/1/42	1,000,000	1,064,250
5.00% 9/1/43	500,000	528,875
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,881,169
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,406,242
    61

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	$ 1,047,706
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	930,977
4.00% 5/15/44 (AGM)	1,595,000	1,560,069
		14,282,293
Pre-Refunded/Escrowed to Maturity Bonds — 0.47%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/43-25 §	500,000	511,905
5.00% 5/15/48-25 §	1,000,000	1,023,810
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	515,000	515,397
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,170
		2,056,282
Special Tax Revenue Bonds — 17.22%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,300,000	4,341,108
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,086,900
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	775,879
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	731,973	468,463
2.876% 11/1/43 •	8,661,458	5,456,718
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	16,326,931	15,979,820
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	5,040,000	5,243,868
62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	$ 7,819,260
Series A-1 5.00% 7/1/58	5,000,000	5,021,050
Series A-1 5.614% 7/1/46 ^	26,050,000	8,779,892
Series A-1 5.716% 7/1/51 ^	16,638,000	4,146,356
Series A-2 4.329% 7/1/40	2,650,000	2,643,375
Series A-2 4.536% 7/1/53	1,000,000	994,330
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,699,100
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,003,250
		75,459,369
State General Obligation Bonds — 2.93%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,018,540
Series B 5.00% 8/15/37	1,500,000	1,726,515
Series B 5.00% 8/15/39	2,500,000	2,844,075
Series D 4.00% 8/15/34	1,370,000	1,373,795
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,161,425
Series A-1 4.00% 7/1/41	1,169,072	1,126,822
Series A-1 4.00% 7/1/46	2,830,000	2,582,629
		12,833,801
Transportation Revenue Bonds — 16.39%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,397,802
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,542,224
(Pittsburgh International Airport) Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,351,879
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,953,875
5.00% 7/1/51 (AMT)	3,000,000	3,068,880
Series A 4.00% 7/1/33	10,000,000	10,372,500
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,317,450
    63

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	$ 5,139,350
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,345,995
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	720,994
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	741,505
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,949,072
Subordinate Series B 4.00% 12/1/51	3,740,000	3,484,259
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,275,133
Series A 5.00% 12/1/44	2,000,000	2,118,780
Series A 5.25% 12/1/55	4,750,000	5,175,980
Series A-1 5.00% 12/1/45	1,000,000	1,001,860
Series C 3.00% 12/1/51	2,825,000	2,153,554
Series C 5.00% 12/1/44	1,000,000	1,095,500
Subordinate First Series 5.00% 12/1/43	3,250,000	3,607,728
Subordinate Series A 3.00% 12/1/42	2,000,000	1,712,540
Subordinate Series A 4.00% 12/1/43 (BAM)	1,785,000	1,789,980
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,275,036
Subordinate Series B 3.00% 12/1/51	7,550,000	5,743,511
Subordinate Series B 4.00% 12/1/51	1,200,000	1,114,392
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.50% 1/1/41 (AMT)	2,000,000	2,391,720
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,012,030
		71,853,529
Water & Sewer Revenue Bonds — 1.26%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,242,683
City of Philadelphia, Pennsylvania Water & Wastewater Revenue
Series C 5.25% 9/1/49 (AGC)	2,000,000	2,186,460
64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pittsburgh Water & Sewer Authority System Revenue
First Lien Senior Series A 5.00% 9/1/55 (AGC)	1,000,000	$ 1,077,090
		5,506,233
Total Municipal Bonds (cost $429,705,394)		430,606,305

Short-Term Investments — 1.78%
Variable Rate Demand Notes — 1.78%¤
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series B 1.50% 8/15/54 (LOC - TD Bank, N.A.)	7,000,000	7,000,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project) Series B-2 1.65% 7/1/54 (SPA – JPMorgan Chase Bank, N.A.)	800,000	800,000
Total Short-Term Investments (cost $7,800,000)		7,800,000
Total Value of Securities—100.03% (cost $437,505,394)		$438,406,305
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $16,711,575, which represents 3.81% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
    65

Schedules of investments
Macquarie Tax-Free Pennsylvania Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
66

Statements of assets and liabilities
 February 28, 2025 (Unaudited)
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Assets:
Investments, at value*	$57,489,411	$320,776,698	$244,035,550
Cash	100,985	1,289,071	536,808
Dividend and interest receivable	496,380	3,329,152	2,565,669
Receivable for fund shares sold	50,159	70,132	680,539
Prepaid expenses	40,584	39,106	31,468
Receivable for payment by affiliates	18,576	31,481	9,849
Receivable for securities sold	—	754,687	—
Other assets	617	958	1,741
Total Assets	58,196,712	326,291,285	247,861,624
Liabilities:
Payable for fund shares redeemed	60,360	321,394	302,573
Accounting and administration expenses payable	13,088	20,727	19,778
Legal fees payable	12,988	20,656	21,376
Distribution payable	12,863	99,097	59,543
Audit and tax fees payable	12,226	12,226	12,226
Other accrued expenses	10,661	26,762	29,375
Distribution fees payable to affiliates	8,746	20,724	27,058
Investment management fees payable to affiliates	7,795	96,229	74,250
Payable for securities purchased	—	4,133,125	—
Total Liabilities	138,727	4,750,940	546,179
Total Net Assets	$58,057,985	$321,540,345	$247,315,445
Net Assets Consist of:
Paid-in capital	$64,225,262	$325,871,315	$259,895,250
Total distributable earnings (loss)	(6,167,277)	(4,330,970)	(12,579,805)
Total Net Assets	$58,057,985	$321,540,345	$247,315,445
    67

Statements of assets and liabilities

	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund

Net Asset Value

Class A:
Net assets	$42,192,531	$98,560,720	$133,034,398
Shares of beneficial interest outstanding, unlimited authorization, no par	4,086,331	8,769,411	12,703,638
Net asset value per share	$10.33	$11.24	$10.47
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.82	$11.77	$10.96

Class C:
Net assets	$982,179	$2,336,028	$2,230,321
Shares of beneficial interest outstanding, unlimited authorization, no par	94,884	207,423	212,448
Net asset value per share	$10.35	$11.26	$10.50

Institutional Class:
Net assets	$14,883,275	$220,643,597	$112,050,726
Shares of beneficial interest outstanding, unlimited authorization, no par	1,441,582	19,628,361	10,699,985
Net asset value per share	$10.32	$11.24	$10.47
*Investments, at cost	$59,996,728	$320,086,749	$247,266,654
See accompanying notes, which are an integral part of the financial statements.
68

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$134,079,370	$294,735,929	$438,406,305
Cash	1,101,567	902,869	976,659
Dividend and interest receivable	1,633,573	3,330,930	4,713,311
Receivable for fund shares sold	1,250,449	175,096	230,607
Prepaid expenses	42,740	49,683	32,397
Receivable for payment by affiliates	14,983	17,190	109,852
Other assets	967	1,461	3,180
Total Assets	138,123,649	299,213,158	444,472,311
Liabilities:
Payable for fund shares redeemed	352,083	647,850	578,498
Investment management fees payable to affiliates	39,447	89,645	145,024
Distribution payable	18,006	105,129	86,385
Distribution fees payable to affiliates	17,064	38,293	72,733
Accounting and administration expenses payable	16,114	20,037	28,298
Legal fees payable	13,344	21,841	30,658
Audit and tax fees payable	12,226	12,226	12,226
Other accrued expenses	11,299	15,447	64,596
Payable for securities purchased	—	—	5,165,293
Total Liabilities	479,583	950,468	6,183,711
Total Net Assets	$137,644,066	$298,262,690	$438,288,600
Net Assets Consist of:
Paid-in capital	$150,441,262	$302,833,752	$454,109,674
Total distributable earnings (loss)	(12,797,196)	(4,571,062)	(15,821,074)
Total Net Assets	$137,644,066	$298,262,690	$438,288,600
    69

Statements of assets and liabilities

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$73,730,670	$181,528,132	$329,141,054
Shares of beneficial interest outstanding, unlimited authorization, no par	6,976,202	16,997,354	44,584,825
Net asset value per share	$10.57	$10.68	$7.38
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.07	$11.18	$7.73

Class C:
Net assets	$4,296,553	$4,877,259	$11,987,501
Shares of beneficial interest outstanding, unlimited authorization, no par	406,751	457,741	1,623,328
Net asset value per share	$10.56	$10.66	$7.38

Institutional Class:
Net assets	$59,616,843	$111,857,299	$97,160,045
Shares of beneficial interest outstanding, unlimited authorization, no par	5,639,553	10,482,202	13,170,361
Net asset value per share	$10.57	$10.67	$7.38
*Investments, at cost	$137,866,196	$295,106,423	$437,505,394
See accompanying notes, which are an integral part of the financial statements.
70

Statements of operations
 Six months ended February 28, 2025 (Unaudited)
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Investment Income:
Interest	$1,239,777	$6,647,292	$5,096,078

Expenses:
Management fees	143,255	843,104	646,855
Distribution expenses — Class A	52,119	117,912	162,396
Distribution expenses — Class C	4,501	12,158	11,135
Registration fees	31,047	39,590	34,572
Accounting and administration expenses	23,428	37,995	35,041
Audit and tax fees	22,436	22,436	22,436
Dividend disbursing and transfer agent fees and expenses	19,968	95,152	76,408
Legal fees	7,458	22,667	19,688
Reports and statements to shareholders expenses	6,063	10,138	10,462
Trustees’ fees	1,321	6,902	5,314
Custodian fees	367	1,708	1,335
Other	8,840	24,269	28,244
	320,803	1,234,031	1,053,886
Less expenses waived	(92,574)	(247,637)	(190,789)
Less expenses paid indirectly	(387)	(1,767)	(1,390)
Total operating expenses	227,842	984,627	861,707
Net Investment Income (Loss)	1,011,935	5,662,665	4,234,371
    71

Statements of operations

	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(315,389)	$(760,854)	$70,528
Net increase from payment by affiliates[1]	18,576	31,481	9,849
Net realized gain (loss)	(296,813)	(729,373)	80,377
Net change in unrealized appreciation (depreciation) on investments	(261,876)	(2,010,021)	(1,036,470)
Net Realized and Unrealized Gain (Loss)	(558,689)	(2,739,394)	(956,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	$453,246	$2,923,271	$3,278,278
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
72

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,787,597	$6,308,811	$9,591,584

Expenses:
Management fees	366,573	783,424	1,157,205
Distribution expenses — Class A	85,876	219,108	397,738
Distribution expenses — Class C	21,736	25,240	57,354
Dividend disbursing and transfer agent fees and expenses	44,228	80,140	133,736
Registration fees	36,836	31,067	32,484
Accounting and administration expenses	28,559	36,685	48,825
Audit and tax fees	22,436	22,436	22,436
Legal fees	10,651	21,859	32,379
Reports and statements to shareholders expenses	6,795	10,726	18,857
Trustees’ fees	3,043	6,401	9,602
Custodian fees	707	1,619	2,286
Other	17,747	22,613	18,416
	645,187	1,261,318	1,931,318
Less expenses waived	(120,526)	(218,170)	(247,518)
Less expenses paid indirectly	(719)	(1,799)	(2,448)
Total operating expenses	523,942	1,041,349	1,681,352
Net Investment Income (Loss)	2,263,655	5,267,462	7,910,232
    73

Statements of operations

	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(66,110)	$(377,461)	$(158,493)
Net increase from payment by affiliates[1]	14,983	17,190	109,852
Net realized gain (loss)	(51,127)	(360,271)	(48,641)
Net change in unrealized appreciation (depreciation) on investments	(813,161)	(2,426,826)	(3,332,815)
Net Realized and Unrealized Gain (Loss)	(864,288)	(2,787,097)	(3,381,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,399,367	$2,480,365	$4,528,776
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
74

Statements of changes in net assets
Macquarie Tax-Free Arizona Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,011,935	$2,110,981
Net realized gain (loss)	(315,389) [1]	(1,441,220)
Net increase from payment by affiliates	18,576[2]	—
Net change in unrealized appreciation (depreciation)	(261,876)	4,873,284
Net increase (decrease) in net assets resulting from operations	453,246	5,543,045

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(699,712)	(1,542,571)
Class C	(11,735)	(24,486)
Institutional Class	(265,352)	(487,159)
	(976,799)	(2,054,216)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,778,764	2,013,642
Class C	115,785	257,270
Institutional Class	2,538,318	4,530,733

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	627,129	1,365,808
Class C	11,735	24,486
Institutional Class	253,444	468,511
	5,325,175	8,660,450
    75

Statements of changes in net assets
Macquarie Tax-Free Arizona Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,850,994)	$(8,679,770)
Class C	(21,272)	(288,916)
Institutional Class	(1,811,382)	(4,498,926)
	(4,683,648)	(13,467,612)
Increase (decrease) in net assets derived from capital share transactions	641,527	(4,807,162)
Net Increase (Decrease) in Net Assets	117,974	(1,318,333)

Net Assets:
Beginning of period	57,940,011	59,258,344
End of period	$58,057,985	$57,940,011
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
76

Statements of changes in net assets
Macquarie Tax-Free California Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,662,665	$9,333,401
Net realized gain (loss)	(760,854) [1]	(1,651,543)
Net increase from payment by affiliates	31,481[2]	—
Net change in unrealized appreciation (depreciation)	(2,010,021)	15,010,486
Net increase (decrease) in net assets resulting from operations	2,923,271	22,692,344

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,619,708)	(2,886,232)
Class C	(32,548)	(69,595)
Institutional Class	(3,868,889)	(6,126,580)
	(5,521,145)	(9,082,407)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	18,524,986	21,114,312
Class C	208,457	567,766
Institutional Class	51,090,755	85,705,446

Net assets from reorganization:[3]
Class A	—	7,161,531
Class C	—	357,099
Institutional Class	—	4,402,146

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,495,906	2,711,320
Class C	30,185	67,433
Institutional Class	3,460,778	5,591,014
	74,811,067	127,678,067
    77

Statements of changes in net assets
Macquarie Tax-Free California Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,896,009)	$(16,582,877)
Class C	(455,083)	(561,654)
Institutional Class	(28,530,585)	(40,366,205)
	(37,881,677)	(57,510,736)
Increase in net assets derived from capital share transactions	36,929,390	70,167,331
Net Increase in Net Assets	34,331,516	83,777,268

Net Assets:
Beginning of period	287,208,829	203,431,561
End of period	$321,540,345	$287,208,829
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
78

Statements of changes in net assets
Macquarie Tax-Free Colorado Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,234,371	$7,817,128
Net realized gain (loss)	70,528[1]	(984,903)
Net increase from payment by affiliates	9,849[2]	—
Net change in unrealized appreciation (depreciation)	(1,036,470)	12,295,771
Net increase (decrease) in net assets resulting from operations	3,278,278	19,127,996

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,223,591)	(4,380,176)
Class C	(29,749)	(75,489)
Institutional Class	(1,894,712)	(3,213,842)
	(4,148,052)	(7,669,507)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	11,546,041	13,056,225
Class C	122,733	319,105
Institutional Class	27,029,617	39,440,328

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,998,762	3,996,159
Class C	29,667	73,942
Institutional Class	1,756,416	2,975,770
	42,483,236	59,861,529
    79

Statements of changes in net assets
Macquarie Tax-Free Colorado Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,592,881)	$(24,544,156)
Class C	(148,556)	(1,399,457)
Institutional Class	(11,494,340)	(34,235,513)
	(18,235,777)	(60,179,126)
Increase (decrease) in net assets derived from capital share transactions	24,247,459	(317,597)
Net Increase in Net Assets	23,377,685	11,140,892

Net Assets:
Beginning of period	223,937,760	212,796,868
End of period	$247,315,445	$223,937,760
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
80

Statements of changes in net assets
Macquarie Tax-Free Idaho Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,263,655	$4,377,465
Net realized gain (loss)	(66,110) [1]	(393,049)
Net increase from payment by affiliates	14,983[2]	—
Net change in unrealized appreciation (depreciation)	(813,161)	6,872,458
Net increase (decrease) in net assets resulting from operations	1,399,367	10,856,874

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,105,307)	(2,209,529)
Class C	(53,494)	(117,825)
Institutional Class	(1,043,637)	(1,959,183)
	(2,202,438)	(4,286,537)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	16,242,086	11,510,477
Class C	175,425	1,034,787
Institutional Class	10,358,465	19,373,306

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,073,214	2,137,635
Class C	53,385	117,725
Institutional Class	961,876	1,820,272
	28,864,451	35,994,202
    81

Statements of changes in net assets
Macquarie Tax-Free Idaho Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,038,193)	$(15,991,095)
Class C	(465,571)	(1,348,873)
Institutional Class	(11,571,425)	(14,994,347)
	(21,075,189)	(32,334,315)
Increase in net assets derived from capital share transactions	7,789,262	3,659,887
Net Increase in Net Assets	6,986,191	10,230,224

Net Assets:
Beginning of period	130,657,875	120,427,651
End of period	$137,644,066	$130,657,875
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
82

Statements of changes in net assets
Macquarie Tax-Free New York Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,267,462	$8,552,448
Net realized gain (loss)	(377,461) [1]	(1,539,340)
Net increase from payment by affiliates	17,190[2]	—
Net change in unrealized appreciation (depreciation)	(2,426,826)	12,312,676
Net increase (decrease) in net assets resulting from operations	2,480,365	19,325,784

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,069,094)	(5,194,525)
Class C	(69,419)	(90,774)
Institutional Class	(1,962,894)	(3,023,666)
	(5,101,407)	(8,308,965)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	32,756,006	46,696,952
Class C	1,072,674	3,377,365
Institutional Class	29,707,491	43,367,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,698,657	4,427,555
Class C	66,555	85,382
Institutional Class	1,630,600	2,480,719
	67,931,983	100,434,977
    83

Statements of changes in net assets
Macquarie Tax-Free New York Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,436,876)	$(25,723,308)
Class C	(823,735)	(1,729,368)
Institutional Class	(15,264,248)	(20,768,673)
	(31,524,859)	(48,221,349)
Increase in net assets derived from capital share transactions	36,407,124	52,213,628
Net Increase in Net Assets	33,786,082	63,230,447

Net Assets:
Beginning of period	264,476,608	201,246,161
End of period	$298,262,690	$264,476,608
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
84

Statements of changes in net assets
Macquarie Tax-Free Pennsylvania Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,910,232	$15,373,069
Net realized gain (loss)	(158,493) [1]	(833,634)
Net increase from payment by affiliates	109,852[2]	—
Net change in unrealized appreciation (depreciation)	(3,332,815)	20,655,283
Net increase (decrease) in net assets resulting from operations	4,528,776	35,194,718

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,938,217)	(12,221,796)
Class C	(168,992)	(302,591)
Institutional Class	(1,742,086)	(2,909,620)
	(7,849,295)	(15,434,007)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	28,885,740	66,616,955
Class C	1,749,515	5,052,511
Institutional Class	22,909,552	39,556,013

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,439,414	11,017,413
Class C	165,632	295,898
Institutional Class	1,682,580	2,796,789
	60,832,433	125,335,579
    85

Statements of changes in net assets
Macquarie Tax-Free Pennsylvania Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,606,282)	$(78,410,593)
Class C	(888,502)	(3,662,600)
Institutional Class	(10,804,533)	(25,064,042)
	(37,299,317)	(107,137,235)
Increase in net assets derived from capital share transactions	23,533,116	18,198,344
Net Increase in Net Assets	20,212,597	37,959,055

Net Assets:
Beginning of period	418,076,003	380,116,948
End of period	$438,288,600	$418,076,003
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
86

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Financial highlights
Macquarie Tax-Free Arizona Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
88

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.42	$9.78	$10.40	$12.09	$11.55	$11.70

0.17	0.37	0.33	0.30	0.31	0.33
(0.09)	0.63	(0.63)	(1.61)	0.55	(0.13)
—[3]	—	—	—	—	—
0.08	1.00	(0.30)	(1.31)	0.86	0.20

(0.17)	(0.36)	(0.32)	(0.30)	(0.31)	(0.35)
—	—	—[4]	(0.08)	(0.01)	—
(0.17)	(0.36)	(0.32)	(0.38)	(0.32)	(0.35)
$10.33	$10.42	$9.78	$10.40	$12.09	$11.55
0.80%[3]	10.39%	(2.84%)	(11.06%)	7.51%	1.79%

$42,193	$43,007	$45,650	$56,882	$66,710	$62,186
0.85%[6]	0.84%	0.84%	0.84%	0.84%	0.84%
1.17%[6]	1.12%	1.10%	1.01%	1.00%	1.01%
3.48%	3.65%	3.31%	2.70%	2.60%	2.87%
3.16%	3.37%	3.05%	2.53%	2.44%	2.70%
4%	18%	22%	30%	19%	36%
89

Financial highlights
Macquarie Tax-Free Arizona Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
90

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.45	$9.80	$10.43	$12.12	$11.58	$11.73

0.13	0.29	0.26	0.22	0.22	0.24
(0.10)	0.64	(0.64)	(1.61)	0.55	(0.12)
—[3]	—	—	—	—	—
0.03	0.93	(0.38)	(1.39)	0.77	0.12

(0.13)	(0.28)	(0.25)	(0.22)	(0.22)	(0.27)
—	—	—[4]	(0.08)	(0.01)	—
(0.13)	(0.28)	(0.25)	(0.30)	(0.23)	(0.27)
$10.35	$10.45	$9.80	$10.43	$12.12	$11.58
0.33%[3]	9.66%	(3.65%)	(11.70%)	6.70%	1.03%

$982	$883	$834	$1,119	$1,527	$2,561
1.60%[6]	1.59%	1.59%	1.59%	1.59%	1.59%
1.92%[6]	1.87%	1.85%	1.76%	1.75%	1.76%
2.73%	2.90%	2.56%	1.95%	1.85%	2.12%
2.41%	2.62%	2.30%	1.78%	1.69%	1.95%
4%	18%	22%	30%	19%	36%
91

Financial highlights
Macquarie Tax-Free Arizona Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
92

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.42	$9.78	$10.40	$12.09	$11.55	$11.70

0.19	0.39	0.36	0.33	0.34	0.36
(0.10)	0.63	(0.63)	(1.61)	0.55	(0.13)
—[3]	—	—	—	—	—
0.09	1.02	(0.27)	(1.28)	0.89	0.23

(0.19)	(0.38)	(0.35)	(0.33)	(0.34)	(0.38)
—	—	—[4]	(0.08)	(0.01)	—
(0.19)	(0.38)	(0.35)	(0.41)	(0.35)	(0.38)
$10.32	$10.42	$9.78	$10.40	$12.09	$11.55
0.82%[3]	10.66%	(2.60%)	(10.84%)	7.78%	2.05%

$14,883	$14,050	$12,774	$18,875	$22,147	$15,072
0.60%[6]	0.59%	0.59%	0.59%	0.59%	0.59%
0.92%[6]	0.87%	0.85%	0.76%	0.75%	0.76%
3.73%	3.90%	3.56%	2.95%	2.85%	3.12%
3.41%	3.62%	3.30%	2.78%	2.69%	2.95%
4%	18%	22%	30%	19%	36%
93

Financial highlights
Macquarie Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
94

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.33	$10.68	$10.97	$12.64	$12.18	$12.49

0.19	0.41	0.39	0.35	0.37	0.38
(0.09)	0.64	(0.30)	(1.65)	0.46	(0.20)
—[3]	—	—	—	—	—
0.10	1.05	0.09	(1.30)	0.83	0.18

(0.19)	(0.40)	(0.38)	(0.35)	(0.37)	(0.38)
—	—	—	(0.02)	—	(0.11)
(0.19)	(0.40)	(0.38)	(0.37)	(0.37)	(0.49)
$11.24	$11.33	$10.68	$10.97	$12.64	$12.18
0.91%[3]	9.98%	0.87%	(10.48%)	6.88%	1.59%

$98,561	$88,231	$69,093	$71,308	$86,059	$44,059
0.81%[5]	0.80%	0.81%	0.82%	0.86%	0.82%
0.97%[5]	1.00%	1.00%	0.99%	1.06%	1.03%
3.53%	3.70%	3.62%	2.94%	2.95%	3.17%
3.37%	3.50%	3.43%	2.77%	2.75%	2.96%
6%	25%	22%	31%	14%	36%
95

Financial highlights
Macquarie Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
96

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.35	$10.71	$11.00	$12.66	$12.21	$12.52

0.15	0.32	0.31	0.26	0.27	0.29
(0.09)	0.63	(0.30)	(1.64)	0.45	(0.20)
—[3]	—	—	—	—	—
0.06	0.95	0.01	(1.38)	0.72	0.09

(0.15)	(0.31)	(0.30)	(0.26)	(0.27)	(0.29)
—	—	—	(0.02)	—	(0.11)
(0.15)	(0.31)	(0.30)	(0.28)	(0.27)	(0.40)
$11.26	$11.35	$10.71	$11.00	$12.66	$12.21
0.53%[3]	9.05%	0.12%	(11.05%)	5.99%	0.83%

$2,336	$2,573	$2,001	$2,479	$3,843	$6,829
1.56%[5]	1.55%	1.56%	1.57%	1.61%	1.57%
1.72%[5]	1.75%	1.75%	1.74%	1.81%	1.78%
2.77%	2.95%	2.87%	2.19%	2.20%	2.42%
2.61%	2.75%	2.68%	2.02%	2.00%	2.21%
6%	25%	22%	31%	14%	36%
97

Financial highlights
Macquarie Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
98

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.33	$10.69	$10.97	$12.64	$12.18	$12.49

0.21	0.43	0.42	0.38	0.40	0.41
(0.09)	0.63	(0.29)	(1.65)	0.46	(0.20)
—[3]	—	—	—	—	—
0.12	1.06	0.13	(1.27)	0.86	0.21

(0.21)	(0.42)	(0.41)	(0.38)	(0.40)	(0.41)
—	—	—	(0.02)	—	(0.11)
(0.21)	(0.42)	(0.41)	(0.40)	(0.40)	(0.52)
$11.24	$11.33	$10.69	$10.97	$12.64	$12.18
1.03%[3]	10.15%	1.22%	(10.26%)	7.14%	1.84%

$220,643	$196,405	$132,338	$79,900	$45,996	$34,098
0.56%[5]	0.55%	0.56%	0.57%	0.61%	0.57%
0.72%[5]	0.75%	0.75%	0.74%	0.81%	0.78%
3.78%	3.95%	3.87%	3.19%	3.20%	3.42%
3.62%	3.75%	3.68%	3.02%	3.00%	3.21%
6%	25%	22%	31%	14%	36%
99

Financial highlights
Macquarie Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
100

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.51	$9.92	$10.30	$11.70	$11.36	$11.48

0.18	0.37	0.35	0.30	0.29	0.33
(0.04)	0.58	(0.39)	(1.40)	0.34	(0.12)
—[3]	—	—	—	—	—
0.14	0.95	(0.04)	(1.10)	0.63	0.21

(0.18)	(0.36)	(0.34)	(0.30)	(0.29)	(0.33)
(0.18)	(0.36)	(0.34)	(0.30)	(0.29)	(0.33)
$10.47	$10.51	$9.92	$10.30	$11.70	$11.36
1.32%[3]	9.77%	(0.39%)	(9.49%)	5.64%	1.88%

$133,034	$126,556	$127,477	$142,904	$164,258	$162,955
0.84%[6]	0.82%	0.82%	0.82%	0.83%	0.84%
1.00%[6]	0.98%	0.98%	0.96%	0.96%	0.96%
3.50%	3.62%	3.43%	2.76%	2.54%	2.91%
3.34%	3.46%	3.27%	2.62%	2.41%	2.79%
4%	16%	34%	24%	10%	18%
101

Financial highlights
Macquarie Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
102

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.54	$9.94	$10.32	$11.73	$11.39	$11.51

0.14	0.30	0.27	0.22	0.21	0.24
(0.04)	0.59	(0.39)	(1.41)	0.34	(0.12)
—[3]	—	—	—	—	—
0.10	0.89	(0.12)	(1.19)	0.55	0.12

(0.14)	(0.29)	(0.26)	(0.22)	(0.21)	(0.24)
(0.14)	(0.29)	(0.26)	(0.22)	(0.21)	(0.24)
$10.50	$10.54	$9.94	$10.32	$11.73	$11.39
0.95%[3]	9.05%	(1.14%)	(10.22%)	4.85%	1.12%

$2,230	$2,236	$3,111	$4,845	$6,758	$8,121
1.59%[6]	1.57%	1.57%	1.57%	1.58%	1.59%
1.75%[6]	1.73%	1.73%	1.71%	1.71%	1.71%
2.75%	2.87%	2.68%	2.01%	1.79%	2.16%
2.59%	2.71%	2.52%	1.87%	1.66%	2.04%
4%	16%	34%	24%	10%	18%
103

Financial highlights
Macquarie Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
104

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.51	$9.92	$10.30	$11.70	$11.36	$11.48

0.19	0.40	0.37	0.33	0.32	0.36
(0.04)	0.58	(0.39)	(1.40)	0.34	(0.12)
—[3]	—	—	—	—	—
0.15	0.98	(0.02)	(1.07)	0.66	0.24

(0.19)	(0.39)	(0.36)	(0.33)	(0.32)	(0.36)
(0.19)	(0.39)	(0.36)	(0.33)	(0.32)	(0.36)
$10.47	$10.51	$9.92	$10.30	$11.70	$11.36
1.45%[3]	10.05%	(0.14%)	(9.27%)	5.91%	2.14%

$112,051	$95,146	$82,209	$82,431	$76,092	$51,941
0.59%[6]	0.57%	0.57%	0.57%	0.58%	0.59%
0.75%[6]	0.73%	0.73%	0.71%	0.71%	0.71%
3.75%	3.87%	3.68%	3.01%	2.79%	3.16%
3.59%	3.71%	3.52%	2.87%	2.66%	3.04%
4%	16%	34%	24%	10%	18%
105

Financial highlights
Macquarie Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
106

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.06	$10.44	$11.91	$11.52	$11.65

0.17	0.36	0.34	0.30	0.30	0.33
(0.05)	0.55	(0.39)	(1.47)	0.39	(0.13)
—[3]	—	—	—	—	—
0.12	0.91	(0.05)	(1.17)	0.69	0.20

(0.17)	(0.35)	(0.33)	(0.30)	(0.30)	(0.33)
(0.17)	(0.35)	(0.33)	(0.30)	(0.30)	(0.33)
$10.57	$10.62	$10.06	$10.44	$11.91	$11.52
1.12%[3]	9.19%	(0.51%)	(10.00%)	6.03%	1.77%

$73,731	$65,895	$64,691	$67,247	$71,345	$60,667
0.87%[6]	0.86%	0.86%	0.86%	0.86%	0.86%
1.05%[6]	1.03%	1.03%	1.01%	1.01%	1.02%
3.31%	3.45%	3.27%	2.62%	2.53%	2.87%
3.13%	3.28%	3.10%	2.47%	2.38%	2.71%
8%	14%	25%	38%	17%	22%
107

Financial highlights
Macquarie Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
108

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.06	$10.44	$11.90	$11.51	$11.64

0.13	0.28	0.26	0.21	0.21	0.24
(0.06)	0.55	(0.39)	(1.46)	0.39	(0.13)
—[3]	—	—	—	—	—
0.07	0.83	(0.13)	(1.25)	0.60	0.11

(0.13)	(0.27)	(0.25)	(0.21)	(0.21)	(0.24)
(0.13)	(0.27)	(0.25)	(0.21)	(0.21)	(0.24)
$10.56	$10.62	$10.06	$10.44	$11.90	$11.51
0.66%[3]	8.38%	(1.26%)	(10.59%)	5.24%	1.00%

$4,296	$4,556	$4,532	$4,997	$6,453	$8,819
1.62%[6]	1.61%	1.61%	1.61%	1.61%	1.61%
1.80%[6]	1.78%	1.78%	1.76%	1.76%	1.77%
2.55%	2.70%	2.52%	1.87%	1.78%	2.12%
2.37%	2.53%	2.35%	1.72%	1.63%	1.96%
8%	14%	25%	38%	17%	22%
109

Financial highlights
Macquarie Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
110

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.62	$10.07	$10.44	$11.91	$11.52	$11.65

0.18	0.38	0.36	0.32	0.33	0.36
(0.05)	0.54	(0.38)	(1.47)	0.39	(0.13)
—[3]	—	—	—	—	—
0.13	0.92	(0.02)	(1.15)	0.72	0.23

(0.18)	(0.37)	(0.35)	(0.32)	(0.33)	(0.36)
(0.18)	(0.37)	(0.35)	(0.32)	(0.33)	(0.36)
$10.57	$10.62	$10.07	$10.44	$11.91	$11.52
1.25%[3]	9.35%	(0.17%)	(9.77%)	6.29%	2.02%

$59,617	$60,207	$51,205	$49,393	$51,125	$36,057
0.62%[6]	0.61%	0.61%	0.61%	0.61%	0.61%
0.80%[6]	0.78%	0.78%	0.76%	0.76%	0.77%
3.56%	3.70%	3.52%	2.87%	2.78%	3.12%
3.38%	3.53%	3.35%	2.72%	2.63%	2.96%
8%	14%	25%	38%	17%	22%
111

Financial highlights
Macquarie Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
112

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.23	$10.56	$12.06	$11.66	$11.86

0.19	0.39	0.37	0.31	0.29	0.33
(0.09)	0.53	(0.34)	(1.50)	0.45	(0.14)
—[3]	—	—	—	—	—
0.10	0.92	0.03	(1.19)	0.74	0.19

(0.19)	(0.38)	(0.36)	(0.31)	(0.29)	(0.33)
—	—	—	—[4]	(0.05)	(0.06)
(0.19)	(0.38)	(0.36)	(0.31)	(0.34)	(0.39)
$10.68	$10.77	$10.23	$10.56	$12.06	$11.66
0.90%[3]	9.14%	0.29%	(9.96%)	6.46%	1.68%

$181,528	$163,180	$130,791	$130,721	$161,593	$42,514
0.81%[6]	0.80%	0.80%	0.80%	0.83%	0.80%
0.96%[6]	0.97%	0.98%	0.97%	1.01%	1.05%
3.62%	3.71%	3.56%	2.78%	2.47%	2.86%
3.47%	3.54%	3.38%	2.61%	2.29%	2.61%
6%	21%	24%	30%	13%	31%
113

Financial highlights
Macquarie Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
114

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.75	$10.21	$10.53	$12.03	$11.63	$11.83

0.15	0.31	0.29	0.23	0.21	0.24
(0.09)	0.53	(0.33)	(1.50)	0.45	(0.14)
—[3]	—	—	—	—	—
0.06	0.84	(0.04)	(1.27)	0.66	0.10

(0.15)	(0.30)	(0.28)	(0.23)	(0.21)	(0.24)
—	—	—	—[4]	(0.05)	(0.06)
(0.15)	(0.30)	(0.28)	(0.23)	(0.26)	(0.30)
$10.66	$10.75	$10.21	$10.53	$12.03	$11.63
0.52%[3]	8.34%	(0.37%)	(10.66%)	5.68%	0.92%

$4,877	$4,613	$2,757	$3,818	$4,720	$7,037
1.56%[6]	1.55%	1.55%	1.55%	1.58%	1.55%
1.71%[6]	1.72%	1.73%	1.72%	1.76%	1.80%
2.87%	2.96%	2.81%	2.02%	1.72%	2.11%
2.72%	2.79%	2.63%	1.85%	1.54%	1.86%
6%	21%	24%	30%	13%	31%
115

Financial highlights
Macquarie Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.
116

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.22	$10.55	$12.06	$11.66	$11.85

0.20	0.41	0.39	0.34	0.32	0.36
(0.10)	0.54	(0.34)	(1.51)	0.45	(0.13)
—[3]	—	—	—	—	—
0.10	0.95	0.05	(1.17)	0.77	0.23

(0.20)	(0.40)	(0.38)	(0.34)	(0.32)	(0.36)
—	—	—	—[4]	(0.05)	(0.06)
(0.20)	(0.40)	(0.38)	(0.34)	(0.37)	(0.42)
$10.67	$10.77	$10.22	$10.55	$12.06	$11.66
0.93%[3]	9.52%	0.54%	(9.82%)	6.73%	2.03%

$111,858	$96,684	$67,698	$64,447	$50,997	$38,394
0.56%[6]	0.55%	0.55%	0.55%	0.58%	0.55%
0.71%[6]	0.72%	0.73%	0.72%	0.76%	0.80%
3.87%	3.96%	3.81%	3.03%	2.72%	3.11%
3.72%	3.79%	3.63%	2.86%	2.54%	2.86%
6%	21%	24%	30%	13%	31%
117

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
118

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.06	$7.31	$8.34	$8.06	$8.25

0.14	0.28	0.27	0.22	0.23	0.25
(0.06)	0.38	(0.25)	(1.00)	0.32	(0.11)
—[3]	—	—	—	—	—
0.08	0.66	0.02	(0.78)	0.55	0.14

(0.14)	(0.28)	(0.27)	(0.22)	(0.23)	(0.25)
—	—	—	(0.03)	(0.04)	(0.08)
(0.14)	(0.28)	(0.27)	(0.25)	(0.27)	(0.33)
$7.38	$7.44	$7.06	$7.31	$8.34	$8.06
1.03%[3]	9.61%	0.29%	(9.59%)	7.04%	1.72%

$329,141	$323,008	$307,781	$338,811	$384,915	$364,480
0.83%	0.83%	0.84%	0.84%	0.83%	0.83%
0.95%	0.93%	0.95%	0.94%	0.92%	0.92%
3.73%	3.91%	3.75%	2.75%	2.86%	3.09%
3.61%	3.81%	3.64%	2.65%	2.77%	3.00%
7%	16%	35%	47%	32%	40%
119

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
120

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.07	$7.31	$8.34	$8.06	$8.25

0.11	0.23	0.21	0.16	0.17	0.19
(0.06)	0.37	(0.24)	(1.00)	0.32	(0.11)
—[3]	—	—	—	—	—
0.05	0.60	(0.03)	(0.84)	0.49	0.08

(0.11)	(0.23)	(0.21)	(0.16)	(0.17)	(0.19)
—	—	—	(0.03)	(0.04)	(0.08)
(0.11)	(0.23)	(0.21)	(0.19)	(0.21)	(0.27)
$7.38	$7.44	$7.07	$7.31	$8.34	$8.06
0.65%[3]	8.64%	(0.33%)	(10.27%)	6.24%	0.95%

$11,988	$11,056	$8,854	$10,540	$14,040	$19,009
1.58%	1.58%	1.59%	1.59%	1.59%	1.59%
1.70%	1.68%	1.70%	1.69%	1.68%	1.68%
2.97%	3.16%	3.00%	1.99%	2.10%	2.33%
2.85%	3.06%	2.89%	1.89%	2.01%	2.24%
7%	16%	35%	47%	32%	40%
121

Financial highlights
Macquarie Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.
122

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.44	$7.06	$7.31	$8.33	$8.05	$8.25

0.14	0.30	0.29	0.24	0.25	0.27
(0.06)	0.38	(0.25)	(0.99)	0.32	(0.12)
—[3]	—	—	—	—	—
0.08	0.68	0.04	(0.75)	0.57	0.15

(0.14)	(0.30)	(0.29)	(0.24)	(0.25)	(0.27)
—	—	—	(0.03)	(0.04)	(0.08)
(0.14)	(0.30)	(0.29)	(0.27)	(0.29)	(0.35)
$7.38	$7.44	$7.06	$7.31	$8.33	$8.05
1.15%[3]	9.88%	0.53%	(9.26%)	7.31%	1.84%

$97,160	$84,012	$63,482	$72,330	$72,333	$55,919
0.58%	0.58%	0.59%	0.59%	0.59%	0.59%
0.70%	0.68%	0.70%	0.69%	0.68%	0.68%
3.98%	4.16%	4.00%	2.99%	3.10%	3.33%
3.86%	4.06%	3.89%	2.89%	3.01%	3.24%
7%	16%	35%	47%	32%	40%
123

Notes to financial statements
Macquarie Funds state tax-free funds	February 28, 2025 (Unaudited)
Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:
Macquarie Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona Fund through December 30, 2024). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Colorado Fund (formerly, Delaware Tax-Free Colorado Fund through December 30, 2024). Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Macquarie Tax-Free Pennsylvania Fund (formerly, Delaware Tax-Free Pennsylvania Fund through December 30, 2024). Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Macquarie Tax-Free Arizona Fund, Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund, and Macquarie Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Macquarie Tax-Free Arizona Fund, Macquarie Tax-Free California Fund, Macquarie Tax-Free Colorado Fund, Macquarie Tax-Free Idaho Fund, Macquarie Tax-Free New York Fund or Macquarie Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
124

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2025, and for all open tax years (years ended August 31, 2021–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2025, the Funds did not incur any interest or tax penalties.
    125

Notes to financial statements
Macquarie Funds state tax-free funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with
126

the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Tax-Free Arizona Fund	$367
Macquarie Tax-Free California Fund	1,704
Macquarie Tax-Free Colorado Fund	1,332
Macquarie Tax-Free Idaho Fund	704
Macquarie Tax-Free New York Fund	1,615
Macquarie Tax-Free Pennsylvania Fund	2,244
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Tax-Free Arizona Fund	$20
Macquarie Tax-Free California Fund	63
Macquarie Tax-Free Colorado Fund	58
Macquarie Tax-Free Idaho Fund	15
Macquarie Tax-Free New York Fund	184
Macquarie Tax-Free Pennsylvania Fund	204
    127

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Macquarie Tax-Free Arizona Fund	Macquarie Tax-Free California Fund	Macquarie Tax-Free Colorado Fund	Macquarie Tax-Free Idaho Fund	Macquarie Tax-Free New York Fund	Macquarie Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Tax-Free Arizona Fund	0.59%
Macquarie Tax-Free California Fund	0.55%
Macquarie Tax-Free Colorado Fund	0.57%
Macquarie Tax-Free Idaho Fund	0.61%
Macquarie Tax-Free New York Fund	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.58%
128

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Tax-Free Arizona Fund	0.84%	1.59%	0.59%
Macquarie Tax-Free California Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Macquarie Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Macquarie Tax-Free New York Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free Pennsylvania Fund	0.83%	1.58%	0.58%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$3,287
Macquarie Tax-Free California Fund	8,960
Macquarie Tax-Free Colorado Fund	7,336
Macquarie Tax-Free Idaho Fund	5,017
Macquarie Tax-Free New York Fund	8,466
Macquarie Tax-Free Pennsylvania Fund	11,559
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and
    129

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
transfer agent fees and expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$1,863
Macquarie Tax-Free California Fund	9,968
Macquarie Tax-Free Colorado Fund	7,648
Macquarie Tax-Free Idaho Fund	4,333
Macquarie Tax-Free New York Fund	9,262
Macquarie Tax-Free Pennsylvania Fund	13,681
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Macquarie Tax-Free Pennsylvania Fund). Macquarie Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Tax-Free Arizona Fund	$802
Macquarie Tax-Free California Fund	2,977
Macquarie Tax-Free Colorado Fund	2,353
Macquarie Tax-Free Idaho Fund	1,487
Macquarie Tax-Free New York Fund	2,804
Macquarie Tax-Free Pennsylvania Fund	5,466
130

For the six months ended February 28, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Tax-Free Arizona Fund	$64
Macquarie Tax-Free California Fund	738
Macquarie Tax-Free Colorado Fund	2,377
Macquarie Tax-Free Idaho Fund	4,433
Macquarie Tax-Free New York Fund	1,493
Macquarie Tax-Free Pennsylvania Fund	6,590
For the six months ended February 28, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Tax-Free California Fund	$478	$—
Macquarie Tax-Free Colorado Fund	1,466	—
Macquarie Tax-Free Idaho Fund	41,481	205
Macquarie Tax-Free New York Fund	373	1,051
Macquarie Tax-Free Pennsylvania Fund	9	—
Macquarie Tax-Free Arizona did not receive gross CDSC commissions on redemptions of Class A and Class C shares for the six months ended February 28, 2025.
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the six months ended February 28, 2025, DMC reimbursed each Fund the following amounts in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Macquarie Tax-Free Arizona Fund	$18,576
Macquarie Tax-Free California Fund	31,481
Macquarie Tax-Free Colorado Fund	9,849
Macquarie Tax-Free Idaho Fund	14,983
Macquarie Tax-Free New York Fund	17,190
Macquarie Tax-Free Pennsylvania Fund	109,852
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
    131

Notes to financial statements
Macquarie Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
3. Investments
For the six months ended February 28, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Tax-Free Arizona Fund	$2,138,000	$2,276,281
Macquarie Tax-Free California Fund	54,909,781	16,717,214
Macquarie Tax-Free Colorado Fund	29,076,292	9,166,454
Macquarie Tax-Free Idaho Fund	16,242,447	10,970,934
Macquarie Tax-Free New York Fund	56,766,104	18,081,150
Macquarie Tax-Free Pennsylvania Fund	49,654,190	28,378,992
At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Tax-Free Arizona Fund	$59,836,396	$1,350,039	$(3,697,024)	$(2,346,985)
Macquarie Tax-Free California Fund	319,583,703	6,686,381	(5,493,386)	1,192,995
Macquarie Tax-Free Colorado Fund	246,906,023	5,205,960	(8,076,433)	(2,870,473)
Macquarie Tax-Free Idaho Fund	137,559,404	3,245,318	(6,725,352)	(3,480,034)
Macquarie Tax-Free New York Fund	294,455,498	6,589,377	(6,308,946)	280,431
132

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Tax-Free Pennsylvania Fund	$437,505,394	$13,430,325	$(12,529,414)	$900,911
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Tax-Free Arizona Fund	$ 875,769	$2,638,909	$ 3,514,678
Macquarie Tax-Free California Fund	1,815,648	2,905,757	4,721,405
Macquarie Tax-Free Colorado Fund	4,966,735	4,404,055	9,370,790
Macquarie Tax-Free Idaho Fund	4,533,885	4,172,436	8,706,321
Macquarie Tax-Free New York Fund	1,425,474	2,949,378	4,374,852
Macquarie Tax-Free Pennsylvania Fund	7,567,126	9,027,096	16,594,222
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s
    133

Notes to financial statements
Macquarie Funds state tax-free funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2025:
Macquarie Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$56,439,411
Short-Term Investments	1,050,000
Total Value of Securities	$57,489,411
134

Macquarie Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$317,276,698
Short-Term Investments	3,500,000
Total Value of Securities	$320,776,698
Macquarie Tax-Free Colorado Fund
Level 2
Securities
Assets:
Municipal Bonds	$237,260,550
Short-Term Investments	6,775,000
Total Value of Securities	$244,035,550
Macquarie Tax-Free Idaho Fund
Level 2
Securities
Assets:
Municipal Bonds	$134,079,370
Macquarie Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$291,255,929
Short-Term Investments	3,480,000
Total Value of Securities	$294,735,929
Macquarie Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$430,606,305
Short-Term Investments	7,800,000
Total Value of Securities	$438,406,305
During the six months ended February 28, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
    135

Notes to financial statements
Macquarie Funds state tax-free funds
3. Investments (continued)
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2025, there were no Level 3 investments in any of the Funds.
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Tax-Free Arizona Fund		Macquarie Tax-Free California Fund		Macquarie Tax-Free Colorado Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	171,570	196,675	1,645,050	1,907,043	1,102,886	1,269,068
Class C	11,263	25,313	18,396	50,552	11,709	30,837
Institutional Class	244,219	455,135	4,538,492	7,774,166	2,583,595	3,870,454

Shares from reorganization:[1]
Class A	—	—	—	676,254	—	—
Class C	—	—	—	33,657	—	—
Institutional Class	—	—	—	415,689	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	60,498	136,073	132,873	247,218	191,082	393,077
Class C	1,129	2,430	2,674	6,142	2,830	7,271
Institutional Class	24,463	46,605	307,242	508,651	167,948	292,458
	513,142	862,231	6,644,727	11,619,372	4,060,050	5,863,165

Shares redeemed:
Class A	(273,219)	(874,305)	(795,951)	(1,510,183)	(631,411)	(2,472,772)
Class C	(2,036)	(28,292)	(40,246)	(50,645)	(14,283)	(138,747)
Institutional Class	(175,637)	(459,849)	(2,549,523)	(3,750,778)	(1,104,046)	(3,398,418)
	(450,892)	(1,362,446)	(3,385,720)	(5,311,606)	(1,749,740)	(6,009,937)
Net increase (decrease)	62,250	(500,215)	3,259,007	6,307,766	2,310,310	(146,772)
136

	Macquarie Tax-Free Idaho Fund		Macquarie Tax-Free New York Fund		Macquarie Tax-Free Pennsylvania Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	1,530,682	1,108,251	3,050,257	4,414,397	3,899,571	9,464,115
Class C	16,508	98,978	99,758	316,750	235,438	698,734
Institutional Class	978,159	1,875,245	2,775,693	4,149,088	3,109,919	5,461,598

Shares issued upon reinvestment of dividends and distributions:
Class A	101,489	207,877	252,194	422,168	735,298	1,523,820
Class C	5,050	11,457	6,233	8,145	22,389	40,889
Institutional Class	90,922	176,734	152,517	236,607	227,655	386,625
	2,722,810	3,478,542	6,336,652	9,547,155	8,230,270	17,575,781

Shares redeemed:
Class A	(859,799)	(1,539,920)	(1,449,606)	(2,476,530)	(3,458,722)	(11,153,572)
Class C	(43,927)	(131,826)	(77,354)	(165,957)	(119,937)	(507,357)
Institutional Class	(1,096,459)	(1,471,466)	(1,426,291)	(2,028,169)	(1,465,439)	(3,544,272)
	(2,000,185)	(3,143,212)	(2,953,251)	(4,670,656)	(5,044,098)	(15,205,201)
Net increase	722,625	335,330	3,383,401	4,876,499	3,186,172	2,370,580
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2025 and the year ended August 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free Arizona Fund*
Year ended
8/31/24	114,002	—	—	—	114,002	$1,065,336

Macquarie Tax-Free California Fund*
Year ended
8/31/24	7,211	—	30,248	30,309	7,211	399,576
    137

Notes to financial statements
Macquarie Funds state tax-free funds
4. Capital Shares (continued)
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Tax-Free Colorado Fund
Six months ended
2/28/25	33,999	—	—	—	33,999	$355,348
Year ended
8/31/24	49,422	3,384	4,394	4,394	52,812	586,324

Macquarie Tax-Free Idaho Fund
Six months ended
2/28/25	—	—	1,626	1,626	—	17,029
Year ended
8/31/24	27,009	—	17,503	17,520	27,009	468,270

Macquarie Tax-Free New York Fund
Six months ended
2/28/25	518	37	—	36	518	5,931
Year ended
8/31/24	30,386	104	—	104	30,404	313,986

Macquarie Tax-Free Pennsylvania Fund
Six months ended
2/28/25	9,996	3,384	—	3,389	10,003	99,143
Year ended
8/31/24	110,344	14,796	—	14,810	110,349	919,281
*Macquarie Tax-Free Arizona Fund and Macquarie Tax-Free California Fund did not have any exchange transactions for the six months ended February 28, 2025.
5. Reorganization
The following reorganization did not take place during the reporting period covered by this report. On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy California Municipal High Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Macquarie Tax-Free California Fund (the “Acquiring Fund”), a series of Voyageur Mutual Funds (the “Trust”) (the “Reorganization”). On June 27, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund, and (ii) Voyageur Mutual Funds on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting
138

purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$7,115,020	821,596	676,254	$68,507,883	0.8178
Class C	357,099	41,235	33,657	1,983,584	0.8162
Class I/ Institutional Class*	4,402,146	508,331	415,689	131,292,034	0.8178
Class Y**	46,511	5,371	—	—	—
* Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $11,942,940. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $213,704,277.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund’s pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$9,352,466
Net realized loss on investments	(1,675,553)
Net change in unrealized appreciation (depreciation)	14,897,182
Net increase in net assets resulting from operations	$22,574,095
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its
    139

Notes to financial statements
Macquarie Funds state tax-free funds
6. Line of Credit (continued)
particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of February 28, 2025, or at any time during the period then ended.
7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned
140

securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2025, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally
    141

Notes to financial statements
Macquarie Funds state tax-free funds
8. Geographic, Credit and Market Risks (continued)
recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or
142

Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
On February 11-13, 2025, the Board approved the reorganization of Macquarie Tax-Free Arizona Fund into and with a substantially similar fund and class of another Macquarie Fund (the “Reorganization II”) as shown in the table below:
Acquired Fund	Acquiring Fund
Macquarie Tax-Free Arizona Fund, a series of Voyageur Insured Funds	Macquarie Tax-Free USA Fund, a series of Delaware Group® Tax-Free Fund
If approved by Acquired Fund shareholders, the Reorganization II is anticipated to occur in June 2025.
Management has determined that no other material events or transactions occurred subsequent to February 28, 2025, that would require recognition or disclosure in the Funds’ financial statements.
    143

Other Fund information (Unaudited)
Macquarie Funds state tax-free funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
144

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4362000)
SA-WEST-0425
This page is not part of the Financial statements and other information.

Fixed income mutual funds
Macquarie National High-Yield Municipal Bond Fund
(formerly, Delaware National High-Yield Municipal Bond Fund)
Macquarie Tax-Free USA Fund
(formerly, Delaware Tax-Free USA Fund)
Macquarie Tax-Free USA Intermediate Fund
(formerly, Delaware Tax-Free USA Intermediate Fund)
Financial statements and other information
For the six months ended February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.75%
Education Revenue Bonds — 20.44%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,264,392
5.00% 6/1/64	1,600,000	1,608,272
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project)
144A 5.00% 7/1/50 #	1,000,000	987,900
144A 5.00% 7/1/59 #	6,000,000	5,860,920
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	260,250
144A 5.375% 7/1/53 #	965,000	977,477
144A 5.50% 7/1/58 #	1,115,000	1,135,806
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,075,136
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,105,000	1,138,824
144A 6.00% 7/1/47 #	8,995,000	9,184,075
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	757,523
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	1,001,990
Series A 144A 5.50% 7/1/58 #	1,385,000	1,395,374
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,013,100
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,043,640
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	5,591,739
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,830,440
144A 5.00% 7/1/54 #	5,000,000	4,693,600
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,534,600
(Social Bonds) Series A 5.25% 11/1/53	2,250,000	2,382,368
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.50% 6/15/44 #	830,000	802,950

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.75% 6/15/49 #	915,000	$ 900,598
144A 4.875% 6/15/54 #	1,050,000	1,041,285
144A 4.875% 6/15/59 #	1,000,000	982,890
144A 5.00% 6/15/64 #	1,200,000	1,193,952
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,138,100
144A 6.25% 6/1/63 #	5,250,000	5,419,050
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	892,134
Series A 5.00% 8/15/54	1,200,000	1,175,904
(KIPP Texas, Inc.) 3.00% 8/15/49	4,000,000	2,994,640
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	179,624
Series A 5.00% 8/15/41	600,000	505,950
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	3,275,000	3,797,756
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project)
144A 5.00% 9/1/44 #	725,000	723,325
144A 5.00% 9/1/59 #	3,870,000	3,765,162
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	2,125,000	2,190,344
144A 5.75% 6/1/62 #	4,000,000	4,103,320
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	585,695
Series A 144A 5.50% 5/1/48 #	1,500,000	1,522,455
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,306,239
5.25% 7/1/62	6,355,000	6,535,736
(Metropolitan College Of New York Project) 5.00% 11/1/39	1,000,000	600,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,583,472
144A 5.75% 2/1/49 #	2,700,000	2,700,567

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	$ 13,417,766
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	39,560,084
Series V-2 2.25% 4/1/51	4,975,000	3,459,515
Series V-2 5.00% 4/1/51	7,455,000	8,821,129
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	9,645,792
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	2,100,000	2,068,794
144A 5.125% 7/1/54 #	1,500,000	1,461,255
144A 5.25% 7/1/64 #	2,000,000	1,961,000
California Municipal Finance Authority Revenue
(Ascent 613 Project)
Series A 144A 5.375% 1/1/55 #	3,645,000	3,694,244
Series A 144A 5.50% 1/1/60 #	250,000	254,747
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,018,600
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,542,387
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	1,002,310
Series A 144A 5.00% 7/1/46 #	2,145,000	2,130,822
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	646,212
144A 5.90% 6/15/44 #	775,000	838,387
144A 6.375% 6/15/64 #	3,300,000	3,584,724
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,805,920
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	2,025,920
Series A 144A 6.00% 6/1/63 #	3,035,000	3,090,055
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	900,000

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	$ 926,981
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	3,350,000	3,270,404
Series A 144A 5.125% 6/1/64 #	5,675,000	5,548,674
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,556,040
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	1,017,855
Series A 144A 5.00% 7/1/42 #	860,000	878,731
Series A 144A 5.50% 7/1/62 #	1,000,000	1,025,450
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	830,000	830,241
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	754,860
144A 5.50% 7/1/54 #	1,500,000	1,508,040
144A 5.60% 7/1/64 #	1,500,000	1,507,995
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,654,010
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,061,940
Series A 144A 6.375% 6/1/52 #	1,240,000	1,304,703
Series A 144A 6.50% 6/1/62 #	2,300,000	2,421,348
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	650,370
Series A 144A 5.00% 6/1/64 #	1,600,000	1,575,760
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,401,502
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,753,818
Series A 144A 4.00% 11/1/55 #	2,500,000	2,089,625
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,902,440
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,176,044
Series A 6.00% 10/1/49	1,720,000	1,720,430
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,233,295

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	$ 1,500,105
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,973,800
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project)
Series A-1 144A 5.00% 6/1/49 #	750,000	751,627
Series A-1 144A 5.00% 6/1/54 #	1,500,000	1,493,550
Series A-1 144A 5.00% 6/1/58 #	1,000,000	984,130
Series B 144A 2.851% 6/1/62 #, ~	29,500,000	4,361,870
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	308,299
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,765,280
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,578,999
Capital Trust Authority, Florida Revenue
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	426,728
Series A 144A 6.00% 6/15/54 #	655,000	684,416
Series A 144A 6.125% 6/15/60 #	800,000	836,960
(Mason Classical Academy Project)
Series A 144A 5.00% 6/1/54 #	2,900,000	2,869,985
Series A 144A 5.00% 6/1/64 #	4,250,000	4,129,385
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	495,520
Series A 144A 5.25% 6/15/59 #	1,000,000	1,001,460
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	8,004,880
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,700,840

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,925,000	$ 1,925,520
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,116,580
5.00% 4/1/45	1,665,000	1,731,816
5.75% 4/1/48	5,150,000	5,554,069
City of Bethel Revenue
(Spectrum High School Project) 5.00% 7/1/59	1,750,000	1,738,765
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,004,360
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	1,205,676
Series 2024C 5.50% 10/1/54	1,750,000	1,840,160
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	3,601,008
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,324,198
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	612,162
Series A 144A 5.375% 1/1/39 #	850,000	853,910
Series A 144A 5.875% 1/1/49 #	1,500,000	1,504,935
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	324,276
Series A 144A 5.75% 6/15/44 #	600,000	603,090
Series A 144A 6.00% 6/15/54 #	830,000	831,693
Series A 144A 6.25% 6/15/53 #	3,710,000	3,769,026

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	$ 1,227,015
Series A 144A 6.40% 6/15/53 #	1,850,000	1,895,751
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	2,077,760
Series A 144A 5.75% 4/1/59 #	2,250,000	2,321,820
Series A 144A 5.80% 4/1/54 #	2,800,000	2,908,556
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,507,350
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	549,095
144A 5.00% 12/1/50 #	1,740,000	1,663,161
144A 5.00% 12/1/55 #	3,440,000	3,234,873
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	3,000,240
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	405,975
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/51 #	1,500,000	1,437,435
Series A 5.75% 6/1/54	3,000,000	3,085,500
Series A 6.00% 6/1/58	1,600,000	1,668,288
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	4,077,819
144A 5.25% 10/1/56 #	3,800,000	3,803,002
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	983,463
Series A 5.00% 6/15/56	4,010,000	4,012,767
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,006,060
Series A 144A 6.125% 6/15/44 #	5,300,000	5,302,968
Series C 144A 5.00% 9/15/50 #	2,000,000	1,852,720
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,615,472

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Revenue
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.25% 6/1/54 #	3,000,000	$ 3,026,490
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,512,675
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,463,055
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	976,800
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	803,713
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	480,000	481,176
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	538,669
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	551,638
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	1,141,375
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,984,124
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,284
6.125% 2/1/45	1,400,000	1,400,392
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,014,236
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,651,248
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,288,200
144A 7.00% 6/15/58 #	6,405,000	6,842,590
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	6,195,408

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	$ 1,501,560
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,234,100
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	3,769,325
Series A 144A 7.50% 6/1/59 #	5,000,000	5,402,850
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,065,020
144A 6.25% 6/1/62 #	1,420,000	1,469,501
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	1,008,980
Series A 144A 6.375% 6/1/62 #	1,330,000	1,343,167
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,674,820
Series A 144A 6.375% 6/1/52 #	2,000,000	2,001,000
Series A 144A 6.50% 6/1/62 #	4,000,000	4,005,720
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,732,604
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,715,331
Series A 144A 6.00% 6/15/52 #	1,530,000	1,562,038
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,850,000	4,957,718
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,745,725
Series V 5.00% 7/1/55	14,470,000	16,541,670
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	21,154,419

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development Finance Agency Revenue
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	$ 1,213,380
Series A 144A 5.00% 7/1/60 #	1,100,000	1,107,337
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,003,370
Series A 144A 6.00% 9/15/45 #	1,000,000	1,002,920
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,121,679
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,974,780
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,340,000	1,340,000
Series A 6.50% 12/1/40	3,900,000	3,899,883
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,360,000	1,359,973
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,007,420
Series A 144A 5.00% 7/1/59 #	1,350,000	1,354,982
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,602,784
Series A 144A 5.00% 12/15/38 #	1,000,000	1,003,240
Series A 144A 5.00% 12/15/48 #	500,000	494,220
Series A 144A 5.125% 12/15/45 #	5,030,000	5,035,885
New Hampshire Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	2,135,000	2,224,499
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,283,016

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	16,975,000	$ 18,964,300
(Pace University) Series A 5.50% 5/1/56	1,750,000	1,901,427
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	617,844
144A 6.00% 6/15/44 #	1,000,000	1,033,510
144A 6.50% 6/15/64 #	3,000,000	3,140,430
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) 144A 5.00% 6/15/43 #	1,465,000	1,486,184
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	376,658
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,001,240
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,000,860
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	1,012,370
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	4,000,000	3,247,800
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	501,650
144A 5.75% 5/1/50 #	2,530,000	2,539,665
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	4,900,000
144A 5.00% 7/1/55 #, ‡	7,370,000	5,159,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	755,581

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/46	1,000,000	$ 957,480
Public Finance Authority Revenue
(Triad Educational Services, Inc.) 5.50% 6/15/62	3,025,000	3,105,374
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,936,440
144A 5.00% 7/1/60 #	1,200,000	1,150,236
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	1,014,140
Series A-1 144A 5.25% 6/1/56 #	2,000,000	2,029,220
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/54 #	2,500,000	2,473,875
144A 5.00% 6/15/59 #	2,000,000	1,961,540
144A 5.00% 6/15/64 #	2,500,000	2,429,025
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,779,763
Series A 144A 4.00% 6/1/56 #	1,530,000	1,098,785
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,779,645
144A 6.50% 6/15/59 #	2,500,000	2,535,750
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,785,000
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,668,626
Series A 144A 7.25% 6/15/58 #	2,915,000	3,049,294
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	970,183
Series A 144A 7.00% 6/15/53 #	1,830,000	1,892,440
Series A 144A 7.125% 6/15/58 #	1,510,000	1,567,350

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	$ 4,616,932
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	30,400,000	35,152,736
University of Virginia Revenue
Series A 2.18% 11/1/51	10,000,000	5,810,000
Series A-2 3.57% 4/1/45	10,000,000	9,064,800
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,452,128
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	3,044,179
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,000,910
Series A 144A 5.00% 6/15/50 #	2,200,000	2,091,540
Washington State Housing Finance Commission Revenue
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,580,925
5.50% 7/1/59	6,000,000	6,410,520
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,500,000	2,744,450
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,372,573	12,924,885
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,257,768
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	313,407
Series A 144A 6.625% 7/1/53 #	600,000	626,436
Series A 144A 6.75% 7/1/58 #	550,000	576,422
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,008,640
Series A 5.25% 6/15/54	1,200,000	1,216,368

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	$ 3,460,692
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,095,640
Series A 144A 6.25% 10/1/58 #	3,885,000	4,059,203
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	2,780,000	2,783,002
Series A 6.125% 6/15/57	3,010,000	3,014,485
(Triad Educational Services, Inc.) Series A 144A 5.50% 6/15/45 #	6,000,000	6,014,400
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	335,000	329,231
Series A 144A 5.00% 6/15/39 #	500,000	500,430
Series A 144A 5.00% 6/15/49 #	2,200,000	2,110,064
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,392,800
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	1,000,730
Series A 5.00% 10/15/54	465,000	460,471
		761,523,829
Electric Revenue Bonds — 1.50%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,559,731
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/38	135,000	145,593
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	4,824,400
Series A 5.05% 7/1/42 ‡	4,590,000	2,570,400
Series A 6.75% 7/1/36 ‡	1,500,000	840,000
Series AAA 5.25% 7/1/25 ‡	925,000	518,000
Series AAA 5.25% 7/1/26 ‡	1,030,000	576,800
Series AAA 5.25% 7/1/27 ‡	5,330,000	2,984,800
Series AAA 5.25% 7/1/28 ‡	1,205,000	674,800
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,094,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/23 ‡	2,785,000	$ 1,552,637
Series TT 5.00% 7/1/37 ‡	5,230,000	2,928,800
Series WW 5.00% 7/1/28 ‡	6,040,000	3,382,400
Series WW 5.25% 7/1/25 ‡	1,530,000	856,800
Series WW 5.25% 7/1/33 ‡	1,260,000	705,600
Series WW 5.50% 7/1/38 ‡	9,035,000	5,059,600
Series XX 4.75% 7/1/26 ‡	920,000	515,200
Series XX 5.25% 7/1/40 ‡	19,300,000	10,808,000
Series XX 5.75% 7/1/36 ‡	7,470,000	4,183,200
Series ZZ 4.75% 7/1/27 ‡	760,000	425,600
Series ZZ 5.25% 7/1/25 ‡	1,275,000	710,813
Series ZZ 5.25% 7/1/26 ‡	7,005,000	3,922,800
		55,839,974
Healthcare Revenue Bonds — 13.67%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,365,066
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	963,906
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,552	1,774,796
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,916,538
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	5,397,751
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,852,516
5.75% 6/1/35	1,500,000	1,502,370
5.75% 6/1/45	2,500,000	2,384,825
6.00% 6/1/50	3,130,000	3,012,938

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	$ 12,197,287
Series A 3.00% 8/15/51 (AGM)	1,025,000	852,841
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	9,870,000	11,438,639
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	8,372,500
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,041,866
Series A 144A 6.625% 1/1/32 #	500,000	496,430
Series A 144A 6.875% 1/1/42 #	1,500,000	1,454,430
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,635
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,767,280
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	2,139,820
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,785,900
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	255,074
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,665,283
Second Tier Series B 5.00% 1/1/47	2,375,000	1,427,755
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,179,858
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	9,036,360

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	$ 969,640
Series A 5.00% 5/15/39	1,500,000	1,516,470
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AGM)	3,500,000	2,609,040
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,502,275
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,386,720
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,572,045
Series A 6.50% 12/1/52	2,000,000	2,079,660
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,002,770
Series A 5.375% 11/15/55	1,000,000	1,003,540
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	363,260
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	7,000,000	5,447,330
(American Baptist) 8.00% 8/1/43	2,500,000	1,620,275
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	884,775
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,380
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	590,130
Series A 144A 5.75% 12/1/35 #	1,150,000	822,193
Series A 144A 6.125% 12/1/45 #	1,200,000	784,020
Series A 144A 6.25% 12/1/50 #	560,000	368,379

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	$ 990,050
Series A 144A 5.00% 9/1/53 #	1,600,000	1,535,584
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System)
5.25% 2/15/47	4,000,000	4,052,720
5.50% 2/15/52	4,930,000	5,004,492
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,584,225
144A 5.375% 7/1/39 #	1,575,000	1,716,813
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	7,185,754
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	3,002,182
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	902,453
5.25% 11/15/51	1,350,000	1,173,528
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,000,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,241,263
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	13,125,000	14,557,331
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,370,000	5,536,270
Series A 4.00% 3/1/51	2,000,000	1,841,580

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	$ 421,690
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,228,180
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	786,060
5.25% 5/15/54	5,910,000	4,711,452
5.50% 5/15/54	3,375,000	2,796,289
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,502,950
Series A 144A 5.60% 1/1/56 #	2,630,000	2,632,946
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,426,867
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,511,510
5.25% 8/1/55	2,500,000	2,119,950
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,275,604
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	435,091
Series A 5.25% 5/15/47	1,525,000	1,388,528
Series A 5.25% 5/15/52	5,420,000	4,797,188
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,178,581
5.75% 11/15/45	3,000,000	2,469,120
5.75% 11/15/50	1,600,000	1,316,192
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	8,164,530
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,521,900

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/55	1,500,000	$ 1,506,960
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	4,670,000	4,765,034
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,646,035
Series A 5.00% 1/1/55	2,635,000	1,913,063
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	10,000,000	7,709,100
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	4,689,866
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	12,000,000	9,111,480
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,560,000	2,123,725
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	4,386,191
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,550,031
5.375% 1/1/50	6,250,000	6,031,937
Series A 5.375% 1/1/51	2,000,000	1,920,900
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	7,152,467
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,959,020

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	$ 999,823
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,520,893
Series A 144A 5.625% 7/1/46 #	1,000,000	1,004,560
Series A 144A 5.75% 7/1/54 #	2,000,000	2,005,860
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,196,560
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	96,730
Series A-2 7.50% 11/15/36	745,000	618,201
Series B 2.00% 11/15/61 •	3,181,955	1,179,901
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	595,650
Series A-1 5.00% 7/1/51	1,575,000	1,421,437
Series B 4.00% 7/1/31	635,000	506,413
Series B 4.75% 7/1/51	1,915,000	1,527,212
Series C 5.00% 7/1/31 ‡	250,000	125,000
Series C 5.25% 7/1/36 ‡	350,000	175,000
Series C 5.75% 7/1/51 ‡	2,250,000	1,125,000
Series D 6.00% 7/1/26 ‡	90,000	12,600
Series D 7.00% 7/1/51 ‡	1,350,000	189,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,787,350
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	15,680,654
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	10,010,600
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,017,190
Series A 6.875% 10/1/57	6,500,000	6,624,475
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,491,188

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Lions Gate Project) 5.25% 1/1/44	2,000,000	$ 1,984,060
New York State Dormitory Authority Revenue
5.50% 10/1/54 (AGC)	5,250,000	5,721,292
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	800,000	761,208
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	4,069,150
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,660,853
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	3,068,910
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	471,715
Series A 5.375% 8/1/54	1,250,000	1,158,200
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,377,675
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	3,318
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	3,148,500
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,902,580
Public Finance Authority Charter School Revenue
(Inperium Project)
144A 5.50% 12/1/44 #	5,000,000	5,132,450
144A 5.75% 12/1/54 #	8,000,000	8,212,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	6,100,000	$ 6,411,161
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,869,702
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	2,011,360
Series A 5.50% 11/15/49	9,000,000	8,923,140
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,667,404
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project)
5.50% 11/15/44	1,000,000	1,057,160
5.75% 11/15/54	2,250,000	2,395,395
(Novant Health Obligated Group) Series A 5.50% 11/1/54	1,845,000	2,027,138
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	727,994
5.50% 12/1/43	1,250,000	1,201,025
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	597,066
Series A 5.125% 8/15/45	1,800,000	1,684,602
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	8,436,258
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,363,880
Series A 6.75% 11/15/52	5,800,000	5,988,790

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	$ 1,431,534
Series A 144A 6.125% 10/1/52 #	2,570,000	1,666,080
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	21,419,791
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
Series A 4.50% 12/1/44	2,750,000	2,739,247
Series A 5.50% 12/1/54	3,500,000	3,692,080
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	4,252,168
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	1,000,000	1,000,770
Series A 6.125% 7/1/39	750,000	750,368
Series A 6.25% 7/1/44	2,500,000	2,500,800
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services Project) 6.00% 7/1/60	6,000,000	6,225,360
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,327,850
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/48	1,000,000	908,280
Second Tier Series B 5.00% 7/1/53	945,000	836,618
Third Tier Series C 7.00% 7/1/43	1,000,000	921,000
Third Tier Series C 7.50% 7/1/53	1,000,000	927,180
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	518,995
6.00% 10/1/44	300,000	317,856
6.125% 10/1/59	2,750,000	2,872,512
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	615,963
Series A 5.00% 11/1/46	1,000,000	940,380
Series A 5.00% 11/1/54	8,425,000	7,602,720

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	$ 967,075
Series A 144A 5.125% 6/1/48 #	1,375,000	1,376,224
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,368,650	2,183,563
Series A 5.75% 12/1/48	2,576,272	2,298,241
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,249,913
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,415,392
		509,183,491
Housing Revenue Bonds — 3.30%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,170,915
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	579,176
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,148,798
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,863,487
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,947,640
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,217,490
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,641,750
Series B 5.20% 12/1/48	1,615,000	1,660,672
Series B 5.25% 6/1/51	2,000,000	2,074,440
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53	5,865,000	5,937,843
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	7,400,000	7,647,382

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	$ 750,548
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43	1,500,000	1,557,030
Series D-1 5.125% 7/1/48	1,850,000	1,890,552
Series D-1 5.20% 7/1/53	5,000,000	5,140,150
Maine State Housing Authority Revenue
Series A 3.00% 11/15/44	2,525,000	2,033,256
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	7,000,000	7,039,200
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,172,750
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,059,150
(8 Spruce Street) Series RE 5.25% 12/15/31	6,000,000	6,170,100
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,674,931
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 141A 4.60% 10/1/43	1,645,000	1,666,780
Series 142A 5.00% 10/1/50	10,340,000	10,606,255
Series 143A 5.45% 4/1/51	5,000,000	5,160,300
Series 146A 4.75% 4/1/53	5,000,000	5,068,000
Rhode Island Housing & Mortgage Finance Revenue
Series 80-A 4.65% 10/1/53	3,000,000	3,011,700
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,445,000	1,454,494
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53	2,500,000	2,576,850
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,618,090

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	$ 763,642
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,790,615
		123,093,986
Industrial Development Revenue/Pollution ControlRevenue Bonds — 22.36%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,002,060
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	196,200
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	639,900
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	11,005,900
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	11,124,500
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	19,773,938
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,482,079
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	13,775,000	10,403,569
Series A-2 Class 1 4.00% 6/1/48	150,000	136,225
Series B-2 Class 2 5.00% 6/1/55	59,670,000	54,636,239
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,087,834
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series B 5.00% 1/1/55 •	5,000,000	5,324,900
Series C 5.25% 1/1/54 •	3,000,000	3,166,950

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	$ 9,713,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	511,375
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
Series A 144A 9.50% 1/1/65 (AMT) #, •	33,000,000	33,494,010
Series A-4 144A 8.00% 1/1/50 (AMT) #, •	22,800,000	23,550,804
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	21,600
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	70,875
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	150,888
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	15,133,500
Series B 9.403% 5/15/57 ^	3,420,000	212,314
City of Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,003,630
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,018,980
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,759
(United Airlines, Inc. Terminal Improvement Projects)
Series B 5.50% 7/15/38 (AMT)	7,750,000	8,388,600
Series B 5.50% 7/15/39 (AMT)	7,000,000	7,574,280
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	5,114,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	$ 13,090,990
Series D 7.392% 6/15/55 ^	262,500,000	25,270,875
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	10,551,609
Series D 7.815% 6/1/55 ^	4,000,000	334,960
Fayette County, Georgia Development Authority Revenue
(United States Soccer Federation, Inc. Project) 5.25% 10/1/54	2,000,000	2,119,940
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	1,002,520
Florida Development Finance Corporation Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	24,400,000	25,289,380
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,730,100
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	13,060,000	11,717,301
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,347,485
Series C 5.00% 12/1/54 •	5,000,000	5,301,400
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.355% 6/1/66 ^	355,550,000	41,940,678
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,796,120
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	6,635,000	1,074,538

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	$ 7,594,200
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	30,105,713
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	27,356,559
Kentucky Public Energy Authority Revenue
Series B 5.00% 1/1/55 •	3,500,000	3,769,150
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	10,950,000	3,577,803
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	7,223,373
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,077,210
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,176,000
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	10,090,000	10,256,081
Series B 4.75% 12/1/54 (AMT)	10,000,000	9,896,500
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	24,233,625

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	$ 8,894,500
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	10,000,000	10,059,900
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #, ‡	1,964,485	197
New Hampshire Business Finance Authority Revenue
144A 5.375% 12/15/35 #	4,900,000	4,923,324
(Easton Park Project) 144A 5.625% 2/1/30 #	6,000,000	6,008,100
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	3,430,000	3,433,944
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,271,753
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	4,300,000	4,345,752
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	380,405
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	764,290
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	3,535,400
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	14,939,184
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	909,080
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,046,290

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	$ 16,449,649
5.00% 10/1/40 (AMT)	3,400,000	3,514,444
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project)
5.00% 12/1/44	1,000,000	998,720
5.125% 12/1/55	1,500,000	1,467,150
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,505,850
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,401,593
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	2,056,780
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	2,056,640
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,800
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	11,000,000	13,489,630
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	5,036,760
Puerto Rico Industrial Development
7.00% 1/1/54 •	7,500,000	7,143,750
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	10,135,780
5.25% 12/1/27	2,235,000	2,335,195
5.25% 12/1/28	1,050,000	1,110,648
5.50% 12/1/29	765,000	825,619
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	375,000	378,656

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	$ 6,507,735
Southeast Energy Authority A Cooperative District Revenue
Series B 5.25% 3/1/55 •	7,500,000	8,021,700
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,104,770
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,799,422
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,566,250
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,000,740
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	726,551
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,571,145
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	725,000	735,730
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,003,720
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	9,646,358
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,026,150
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,665,000	9,032,615
Series B-1 5.00% 6/1/47	2,000,000	1,974,340
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	27,438,463
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	50,527,042

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	$ 480
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	3,437,313	3,429,133
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	13,255,000	13,471,852
(Waterstone Project) 144A 5.50% 12/15/38 #	10,000,000	10,045,000
		832,972,275
Lease Revenue Bonds — 2.40%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,174,425
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	1,006,560
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,300,000	1,301,547
5.875% 11/1/43	3,765,000	3,768,464
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	5,025,200
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	8,422,150
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 3.209% 12/15/56 ^	18,610,000	4,014,921
Series A 4.00% 6/15/52	5,305,000	4,799,487
Series A 5.00% 6/15/50	4,135,000	4,239,781
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	880,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series B 5.03% 12/15/54 ^	3,710,000	$ 884,390
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program Bonds) Series CC 5.25% 6/15/55	7,500,000	8,082,825
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,927,592
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,276,678
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,509,280
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,258,627
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,898,250
Series A-1 3.00% 3/15/50	3,640,000	2,818,525
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	962,430
5.375% 2/1/41	1,300,000	1,205,152
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AGM) ^	2,250,000	1,421,167
Series A 6.44% 7/15/37 (AGM) ^	4,000,000	2,403,280
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	3,046,230
		89,327,211
Local General Obligation Bonds — 3.10%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	7,690,000	7,621,098
Series A 5.875% 12/1/47	8,000,000	8,609,600
Series A 6.00% 12/1/49	13,820,000	14,953,654
Series A 144A 7.00% 12/1/46 #	2,500,000	2,643,225
Series B 4.00% 12/1/40	4,500,000	4,186,080
Series B 4.00% 12/1/41	2,000,000	1,825,980
Series G 5.00% 12/1/44	4,295,000	4,259,996

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
Series H 5.00% 12/1/36	4,850,000	$ 4,904,223
Series H 5.00% 12/1/46	4,225,000	4,150,513
City of Chicago, Illinois
Series A 5.50% 1/1/39	2,660,000	2,855,430
Series A 5.50% 1/1/40	2,160,000	2,304,634
Series A 5.50% 1/1/49	770,000	787,086
(Chicago Recovery Plan) Series A 5.25% 1/1/45	12,100,000	12,536,205
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,525,500
Dallas Independent School District
Series B 5.00% 2/15/44	3,300,000	3,596,307
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Forsyth County, Georgia Water & Sewerage Authority Revenue
3.00% 4/1/44	3,945,000	3,310,013
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33	1,550,000	1,786,670
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	1,000,200
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,446,345
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59	5,000,000	5,398,200
Lodi, California Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,315,335
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,025,650
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,287,414
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	870,620
Village of Riverdale, Illinois
8.00% 10/1/36	6,690,000	6,705,052
		115,541,530

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 1.41%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,600,000	$ 2,860,858
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	125,000	125,954
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,707,421
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,029,720
City of Chicago, Illinois
Series C 5.00% 1/1/26	500,000	509,160
Decatur County, Texas Hospital Authority
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	500,643
Series C 4.00% 9/1/34-31 §	987,000	1,022,571
Series C 4.00% 9/1/44-31 §	2,036,000	2,157,794
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	6,265,000	6,302,026
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,262,525
New Jersey Economic Development Authority Special Facility
Series WW 5.25% 6/15/30-25 §	5,000,000	5,035,800
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	5,049,213
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,060,500
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,665

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	$ 1,011,340
(Heron's Key) Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,666,108
		52,357,298
Resource Recovery Revenue Bonds — 0.21%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,550,000
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,238,164
		7,788,164
Special Tax Revenue Bonds — 13.70%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	2,058,260
144A 5.75% 12/1/54 #	8,750,000	9,123,362
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,299,251
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,257,568
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,169,150
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	2,000,000	2,028,980
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	325,000	312,276

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(Quilici Ranch) 5.19% 6/1/47	1,000,000	$ 993,747
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	2,460,123
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,000,310
144A 5.40% 3/1/45 #	2,000,000	2,000,440
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	750,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	204,486
Series A 4.125% 9/2/38	575,000	581,089
City of Rancho, Mirage Community Facilities District No. 5 Revenue
Series A 5.00% 9/1/54	1,400,000	1,445,528
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	3,012,502
Commonwealth of Puerto Rico Revenue
1.71% 11/1/51 •	18,028,942	11,538,523
3.108% 11/1/43 •	73,986,903	46,611,749
(Subordinate) 2.41% 11/1/51 •	17,208,390	9,357,062
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,658,194
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,000,000	5,016,200
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,663,413

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	71,361,104	$ 69,843,967
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,688,680
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	400,000
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	295,000	256,001
3.50% 9/1/45	715,000	585,699
4.00% 9/1/51	490,000	420,425
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,219,120
Series E 6.125% 3/1/57	3,250,000	3,490,922
Juban Crossing Economic Development District, Louisiana Revenue
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	2,910,000	2,913,812
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,680,000	1,682,201
Kansas City Industrial Development Authority Revenue
(Historic Northeast Redevelopment Plan)
Series A-1 144A 5.00% 6/1/46 #	1,875,000	1,879,331
Series A-1 144A 5.00% 6/1/54 #	1,250,000	1,231,438
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	625,611	563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	730,000	764,653
144A 5.75% 6/1/42 #	1,085,000	1,128,259
144A 5.75% 6/1/47 #	1,550,000	1,591,881

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 6.00% 6/1/52 #	1,765,000	$ 1,830,535
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	396,285
5.75% 6/1/43	500,000	522,580
6.00% 6/1/53	1,000,000	1,039,400
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,201,750
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	917,070
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	283,470
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	8,945,000	9,306,825
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	3,001,020
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,618,284
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,125
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,100,000	1,116,236
Series A 5.50% 8/1/35	1,500,000	1,522,305
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	820,000	859,171
Series A 144A 5.75% 6/1/43 #	1,315,000	1,409,141
Series A 144A 6.00% 6/1/53 #	1,315,000	1,407,418

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Hampshire Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	2,000,000	$ 2,003,420
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	5,825,000	5,825,058
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds)
Series A-3 3.00% 5/1/45	5,000,000	4,052,300
Series B-1 3.00% 8/1/48	6,605,000	5,196,153
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,548,932
Series E 3.00% 3/15/50	2,500,000	1,928,700
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	8,500,000	6,482,015
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,270,000	1,261,923
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,555,875
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,610,625
Series A 5.50% 8/15/53	1,200,000	1,281,360
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	2,011,040
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	46,987,000	46,755,354
Series A-1 5.00% 7/1/58	37,354,000	37,511,260
Series A-1 5.831% 7/1/46 ^	104,102,000	35,086,538
Series A-1 5.915% 7/1/51 ^	143,746,000	35,822,941
Series A-2 4.536% 7/1/53	1,022,000	1,016,205
Series A-2 4.784% 7/1/58	9,355,000	9,254,247

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series B-1 4.75% 7/1/53	5,619,000	$ 5,591,298
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	325,000	324,214
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	725,000	727,770
8.00% 8/1/38	1,500,000	1,505,970
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	999,940
Series A 144A 5.25% 9/1/45 #	3,540,000	3,535,823
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,300,000	1,346,215
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	350,000
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	905,564
144A 5.625% 7/1/53 #	1,530,000	1,595,621
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,452,038
6.75% 12/1/52	4,000,000	4,106,400
Village Community Development District No. 15, Florida Revenue
144A 5.00% 5/1/43 #	1,000,000	1,028,940
144A 5.25% 5/1/54 #	3,500,000	3,602,375
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	3,134,910
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	2,518,568

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	$ 5,164,882
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,067,460
Series B 144A 6.50% 6/1/56 #	1,000,000	836,470
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	9,500,000	9,865,180
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,459,464
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,920,000	2,839,145
		510,298,013
State General Obligation Bonds — 4.75%
California State
4.00% 9/1/29	3,950,000	4,172,820
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	12,000,000	12,743,400
Series C 2.75% 3/1/50	5,000,000	3,723,450
Series D 4.00% 11/1/35	5,000,000	5,174,150
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,888,326
Series A-1 4.00% 7/1/41	39,322,237	37,901,131
Series A-1 4.00% 7/1/46	64,764,861	59,103,765
Illinois State
5.00% 1/1/28	1,190,000	1,208,504
5.50% 5/1/39	6,000,000	6,518,520
Series A 5.125% 12/1/29	1,310,000	1,379,116
Series A 5.50% 3/1/47	9,700,000	10,355,138
Series B 3.00% 12/1/41	2,605,000	2,189,919
Series C 4.00% 10/1/41	400,000	385,428
Series C 4.00% 10/1/42	2,900,000	2,754,681
Series C 5.00% 11/1/29	4,600,000	4,821,536
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,233,171
Washington State
Series A 5.00% 8/1/49	5,000,000	5,367,850

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
Series C 5.00% 2/1/44	8,400,000	$ 9,257,472
Series R 5.00% 7/1/34	2,525,000	2,945,615
		177,123,992
Transportation Revenue Bonds — 9.47%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AGM) (AMT)	5,000,000	5,395,900
Series A 5.50% 1/1/53 (AGM) (AMT)	6,770,000	7,263,668
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	6,000,000	6,352,080
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	7,500,000	6,914,175
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,518,810
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,630,350
7.85% 1/1/40 ^	2,000,000	1,043,900
Chicago O'Hare International Airport Revenue
(Senior Lien) Series A 5.50% 1/1/59 (AMT)	3,760,000	4,028,614
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,660,100
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,225,050
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,252,730
County of Lee, Florida Airport Revenue
5.25% 10/1/54 (AMT)	5,000,000	5,267,600

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	15,000,000	$ 15,651,600
5.50% 7/1/53 (AMT)	30,000,000	30,861,900
144A 12.00% 7/15/32 (AMT) #, •	35,285,000	37,764,124
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,622,445
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	2,000,000	2,175,200
Hillsborough County Aviation Authority Revenue
(Tampa International Airport) Series A 5.00% 10/1/48 (AMT)	1,900,000	1,928,671
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	8,750,000	9,524,638
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,597,710
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44 ~	1,000,000	1,082,650
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,227,400
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,558,080
New York Transportation Development Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	12,500,000	13,279,875
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	3,650,000	3,774,319
5.375% 6/30/60 (AMT)	24,500,000	25,368,035
5.50% 6/30/54 (AMT)	6,600,000	6,995,406
5.50% 6/30/60 (AMT)	43,975,000	46,313,151
6.00% 6/30/54 (AMT)	10,000,000	10,780,600

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	$ 2,599,575
5.00% 12/1/41 (AMT)	4,920,000	5,129,395
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,871,376
Oklahoma County, Oklahoma Turnpike Authority Revenue
Series A 5.50% 1/1/54	16,240,000	18,099,480
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,295,944
Subordinate Series B 3.00% 12/1/51	2,500,000	1,901,825
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,133
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,228,792
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	5,043,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-1 6.75% 1/1/45 (AMT)	3,000,000	3,577,920
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,761,440
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	4,945,000	4,650,525
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,021,720
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	9,765,000	10,495,715

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	20,780,000	$ 21,012,528
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,868,339
		352,647,438
Water & Sewer Revenue Bonds — 2.44%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	5,000,000	5,481,200
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	186,154
5.00% 11/1/28	30,000	31,000
JEA Water & Sewer System Revenue
Series A 5.00% 10/1/43	5,000,000	5,512,850
Series A 5.25% 10/1/49	8,125,000	8,944,406
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	17,200,000	18,646,176
New Mexico Finance Authority Revenue
(Enchantment Water, LLC Project) 144A 8.25% 12/1/45 (AMT) #	4,125,000	4,196,156
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.00% 6/15/51	5,800,000	4,436,594
Subseries AA-1 3.50% 6/15/48	5,000,000	4,447,050
Subseries BB-1 3.00% 6/15/44	8,750,000	7,285,950
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	10,200,000	11,112,696
(Second General Resolution) Series BB 5.25% 6/15/55	10,150,000	11,049,797
Texas Water Development Board Revenue
Series A 4.375% 10/15/59	9,500,000	9,537,335
		90,867,364
Total Municipal Bonds (cost $3,766,123,608)		3,678,564,565

	Principal amount°	Value (US $)

Short-Term Investments — 2.38%
Variable Rate Demand Notes — 2.38%¤
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 1.05% 5/15/64 (SPA - TD Bank, N.A.)	10,000,000	$ 10,000,000
Maryland Health & Higher Educational Facilities Authority
(The Johns Hopkins Health System Issue) Series A 1.00% 6/1/48 (LOC - TD Bank, N.A.)	10,000,000	10,000,000
(The Johns Hopkins Health System) Series B 1.00% 6/1/46 (LOC - TD Bank, N.A.)	10,200,000	10,200,000
Massachusetts Development Finance Agency Revenue
(Boston University Issue) Series U-6E 1.00% 10/1/42 (LOC - TD Bank, N.A.)	4,800,000	4,800,000
(Children Hospital Issue)
Series U-1 1.45% 3/1/48 (LOC - TD Bank, N.A.)	4,005,000	4,005,000
Series U-2 1.45% 3/1/48 (LOC - TD Bank, N.A.)	8,900,000	8,900,000
Massachusetts Health & Educational Facilities Authority
(Baystate Medical Center Issue) Series K-1 1.00% 7/1/39 (LOC - TD Bank, N.A.)	1,450,000	1,450,000
New York City, New York
Fiscal 2023 Series A-3 1.05% 9/1/49 (SPA - Bank of Montreal)	3,840,000	3,840,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subordinate Series BB-2 1.00% 6/15/44 (SPA - Mizuho Corporate Bank)	5,840,000	5,840,000
Ohio Higher Educational Facility Commission
(Cleveland Clinic Health System Obligated Group) Series B-2 1.50% 1/1/39 (SPA - TD Bank)	15,000,000	15,000,000
Ohio Water Development Authority
Series C 1.05% 12/1/54 (SPA - TD Bank)	7,560,000	7,560,000

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 1.05% 8/1/34 (LOC - TD Bank, N.A.)	7,200,000	$ 7,200,000
Total Short-Term Investments (cost $88,795,000)		88,795,000
Total Value of Securities—101.13% (cost $3,854,918,608)		$3,767,359,565
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $1,087,977,374, which represents 29.20% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2025.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
φ	Step coupon bond. Stated rate in effect at February 28, 2025 through maturity date.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free USA Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.24%
Education Revenue Bonds — 11.78%
Arizona Industrial Development Authority Revenue
Series A 5.00% 11/1/49	2,500,000	$ 2,634,500
Series A 5.25% 11/1/48	2,195,000	2,341,999
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	840,390
Series A 2.375% 7/1/52	1,295,000	786,259
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,255,371
(Social Bonds - Equitable School)
Series A 5.00% 11/1/54	2,500,000	2,618,325
Series A 5.25% 11/1/53	2,750,000	2,911,783
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	4,000,000	4,563,920
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,282,288
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,032,600
5.25% 7/1/57	4,000,000	4,126,240
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,761,450
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	7,726,875
Series V-1 5.00% 5/1/49	14,555,000	17,216,236
Series V-2 2.25% 4/1/51	500,000	347,690
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	4,129,605
California Infrastructure & Economic Development Bank Revenue
Series B 5.00% 11/1/49	1,500,000	1,596,555
Series B 5.00% 11/1/54	1,250,000	1,322,275
Series B 5.00% 11/1/59	1,000,000	1,055,280
California School Finance Authority Revenue
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,176,481

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	$ 1,404,076
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,995,151
5.75% 4/1/48 (BAM)	2,000,000	2,179,460
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,268,436
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,318,442
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy Of Leadership Obligated Group Project)
144A 5.00% 6/15/54 #	1,200,000	1,185,648
144A 5.00% 6/15/64 #	1,635,000	1,585,917
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,537,225
Series A 5.125% 6/1/58	5,350,000	5,461,654
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,580,370
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/64 (BAM)	3,000,000	3,093,750
Series B-1 5.25% 7/1/64 (BAM)	2,300,000	2,411,366
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	2,435,000	2,489,081
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,745,725
(Harvard University) Series A 5.00% 7/15/40	5,000,000	6,062,950

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University) 5.25% 5/1/48	1,500,000	$ 1,611,030
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	5,209,600
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,351,570
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	5,142,299
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	10,025,468
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	6,475,000	6,130,595
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,155,280
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,710,419	5,965,331
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,979,823
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,299,400
		149,915,769
Electric Revenue Bonds — 2.53%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,085,480
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	8,303,490

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	$ 2,829,250
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,052,400
Series A 5.05% 7/1/42 ‡	100,000	56,000
Series A 6.75% 7/1/36 ‡	1,725,000	966,000
Series AAA 5.25% 7/1/25 ‡	285,000	159,600
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,122,800
Series TT 5.00% 7/1/32 ‡	2,705,000	1,514,800
Series WW 5.00% 7/1/28 ‡	510,000	285,600
Series WW 5.25% 7/1/33 ‡	2,485,000	1,391,600
Series XX 4.75% 7/1/26 ‡	390,000	218,400
Series ZZ 4.75% 7/1/27 ‡	305,000	170,800
Series ZZ 5.25% 7/1/25 ‡	395,000	220,212
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/50	5,000,000	5,323,650
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	5,534,950
		32,235,032
Healthcare Revenue Bonds — 11.75%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,535,328
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,091,106
Series D 7.25% 1/1/52	1,980,000	979,387
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	261,231	47,403
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	313,297	252,796

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51 (BAM)	4,000,000	$ 3,328,160
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	14,370,000	16,653,824
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,033,667
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System) 5.00% 5/1/54	3,125,000	3,285,438
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	1,500,000	1,167,285
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,667,000
Series A-2 5.00% 8/1/44	2,290,000	2,352,975
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,604,213
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,815,560
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	7,140,949
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	7,880,000	8,739,945
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	11,057,137
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,949,367
(Shedd Aquarium Society Project) 5.00% 6/1/44	1,500,000	1,561,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	$ 3,133,650
Lake County, Ohio Port & Economic Development Authority Revenue
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	13
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,440,199
Michigan Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,371,135
(The Henry Ford Health Detroit South Campus Central Utility Plant Project) 5.50% 2/28/57	2,500,000	2,697,650
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,559,450
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	6,736,500
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,516,948
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,306,636
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	4,011,680
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AGM)	12,640,000	9,525,630
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,127,800

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,000,000	$ 3,480,120
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	985,500
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,129,500
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	3,182,223
Series A 4.00% 5/15/53	5,000,000	4,530,550
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,417,323
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	3,028,910
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	904,351
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,094,716
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,391,900
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	1,305,212
5.75% 11/1/53 (AGM)	2,500,000	2,766,300
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,859,322
5.25% 11/15/61	3,500,000	3,684,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/54	1,000,000	$ 1,064,280
		149,514,963
Housing Revenue Bonds — 5.42%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,635,768
4.65% 12/1/52	4,965,000	5,008,493
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	929,903
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,093,210
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	4,258,880
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54	1,200,000	1,216,680
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,840,212
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	3,000,000	3,016,800
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,172,750
New Jersey Housing & Mortgage Finance Agency Revenue
Series A-1 5.00% 1/20/66	1,850,000	1,914,158
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,485,000	1,506,577
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	2,960,000	2,981,371

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program)
Series B 4.70% 9/1/54	1,995,000	$ 2,017,783
Series C 4.70% 9/1/54	1,500,000	1,517,955
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	3,660,000	3,754,245
Series 143A 5.45% 4/1/51	3,000,000	3,096,180
Series 146A 4.75% 4/1/53	5,000,000	5,068,000
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53	8,000,000	8,031,200
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	710,000	721,069
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	4,225,000	4,270,123
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49	2,385,000	2,427,811
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,517,610
		68,996,778
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.11%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	192,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	7,153,835
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,562,250
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	15,360,000	11,600,640
Series A-2 Class 1 4.00% 6/1/48	9,975,000	9,058,996
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series B 5.00% 1/1/55 •	2,500,000	2,662,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
Series A 144A 9.50% 1/1/65 (AMT) #, •	10,750,000	$ 10,910,928
Series A-4 144A 8.00% 1/1/50 (AMT) #, •	6,500,000	6,714,045
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,184,360
Series A 5.00% 9/1/42	3,180,000	3,491,926
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,000,000	3,087,900
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	1,995,000	1,997,274
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,507,451
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	5,660,000	1,849,349
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	20,715,000	18,585,291
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	1,159,358
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	2,480,000	401,636
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	9,651,863
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	5,411,006
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	6,845,000	7,447,565

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	$ 2,120,560
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	2,000,000	2,032,920
Series B 4.75% 12/1/54 (AMT)	2,500,000	2,474,125
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,070,000	1,142,353
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.07% 3/1/25 (AGC) ^	3,175,000	3,175,000
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	18,197,296
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,818,936
Puerto Rico Industrial Development
7.00% 1/1/54 •	2,500,000	2,381,250
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	7,368,986
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	3,000,000	3,189,030
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	5,006,550
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,033,690
6.00% 12/1/53	4,000,000	4,151,000
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,702,275
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,792,517
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	403,983

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	$ 7,944,962
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	5,229,172
(Waterstone Project) 144A 5.50% 12/15/38 #	2,500,000	2,511,250
		192,305,978
Lease Revenue Bonds — 8.10%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,071,200
Series A 5.25% 10/1/57	1,500,000	1,602,480
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,493,929
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.75% 12/15/56 (AGM) ^	36,795,000	8,316,406
5.92% 12/15/56 ^	5,000,000	1,078,700
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,865,940
Series A 4.00% 6/15/52	12,885,000	11,657,188
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	7,263,621
Series B 4.854% 12/15/51 (BAM) ^	31,975,000	9,173,308
Series B 5.26% 12/15/54 ^	5,000,000	1,191,900
Series B-1 4.57% 6/15/47 (AGM) ^	7,740,000	2,776,880
Michigan State Building Authority Revenue
Series I 5.00% 4/15/30	5,000,000	5,060,800
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	6,008,050
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,415,000	5,897,368

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/42	4,500,000	$ 4,963,005
Series BB 5.00% 6/15/30	1,000,000	1,074,150
Series BB 5.00% 6/15/37	2,000,000	2,254,140
Series CC 5.25% 6/15/55	5,000,000	5,388,550
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,739,674
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,949,125
Series A-1 3.00% 3/15/51	3,000,000	2,308,050
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,320,000	1,330,784
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,604,000
		103,069,248
Local General Obligation Bonds — 3.96%
Arapahoe County, Colorado Cherry Creek School District No 5
5.25% 12/15/44	4,000,000	4,495,560
City of Chicago, Illinois
Series A 5.25% 1/1/45	6,000,000	6,216,300
County of Harris, Texas Permanent Improvement Refunding Bonds
Series A 5.00% 9/15/43	2,000,000	2,206,060
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,800,700
Fort Bend, Texas Independent School District
5.00% 8/15/44 (PSF)	2,570,000	2,791,688
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59 (PSF)	5,000,000	5,398,200
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,924,946
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,034,770

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Midland, Texas Independent School District
5.00% 2/15/50 (PSF)	2,250,000	$ 2,312,550
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	792,630
Palomar Health, California
Series A 6.746% 8/1/32 (AGC) ^	5,000,000	3,821,200
Series A 7.00% 8/1/31 (AGC) ^	3,315,000	2,637,911
Series A 7.07% 8/1/33 (AGC) ^	5,000,000	3,664,900
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,286,200
		50,383,615
Pre-Refunded/Escrowed to Maturity Bonds — 1.70%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	74,551
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,283,492
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,915,577
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AGC) §, ~	7,000,000	7,412,720
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	45,000	45,544
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	3,934,113
		21,665,997

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.08%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	$ 1,016,164
		1,016,164
Special Tax Revenue Bonds — 15.95%
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	6,226,750
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	3,041,665	1,946,666
3.153% 11/1/43 •	35,992,114	22,675,032
County of Iron, Utah Sales Tax Revenue
5.00% 10/1/64	2,500,000	2,653,425
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	32,820,274	32,122,515
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,256,400
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,294,192
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,304,400
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,823,235
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium)
7.18% 3/1/26 (AGC) ^	3,185,000	3,081,870
7.29% 3/1/27 (AGC) ^	3,000,000	2,804,700
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,167,720
New York City, New York Transitional Finance Authority Revenue
Series F 5.00% 11/1/37	2,500,000	2,878,950

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Revenue
(Subordinate Bonds) Series F 5.00% 11/1/36	2,500,000	$ 2,890,425
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	573,689
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/34	1,350,000	1,577,448
Series A 5.00% 3/15/42	3,000,000	3,311,040
Series A 5.25% 3/15/52	1,000,000	1,085,410
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	17,214,711
Series A-1 5.00% 7/1/58	6,562,000	6,589,626
Series A-1 5.556% 7/1/46 ^	153,255,000	51,653,065
Series A-1 6.00% 7/1/51 ^	55,886,000	13,927,350
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,349,550
Village Community Development District No. 15 Revenue
(City Of Wildwood, Florida) 144A 4.80% 5/1/55 #	1,500,000	1,503,585
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,677,439
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,395,126
		202,984,319
State General Obligation Bonds — 8.35%
California State
5.50% 8/1/49	6,195,000	7,083,487
(Various Purpose)
5.00% 11/1/42	3,000,000	3,329,220
5.00% 9/1/44	3,000,000	3,340,620
5.25% 8/1/44	10,490,000	11,935,942

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.25% 10/1/50	4,750,000	$ 5,230,272
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	2,250,000	2,389,388
Series D 5.00% 8/1/41	2,200,000	2,476,166
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	13,415,073
Illinois State
5.25% 10/1/47	6,580,000	6,941,176
5.50% 5/1/39	3,725,000	4,046,915
Series A 4.00% 3/1/41	1,110,000	1,079,253
Series A 5.50% 3/1/47	9,500,000	10,141,630
Series B 5.50% 5/1/47	2,000,000	2,136,920
Series C 4.00% 10/1/48	1,605,000	1,478,301
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,610,681
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,049,520
Series A 5.00% 3/15/28	2,290,000	2,451,582
Washington State
Series A 5.00% 8/1/49	3,655,000	3,923,898
Series B 5.00% 6/1/46	2,270,000	2,454,869
Series D 5.00% 6/1/33	2,500,000	2,886,975
Series R 5.00% 7/1/34	3,000,000	3,499,740
Wisconsin State
5.00% 5/1/32	3,000,000	3,437,760
		106,339,388
Transportation Revenue Bonds — 12.47%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior)
Series B 5.25% 7/1/44 (AMT)	4,250,000	4,565,265
Series B 5.25% 7/1/49 (AMT)	2,275,000	2,417,461
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/39	1,500,000	1,686,390
Series C 5.00% 8/15/40	1,500,000	1,672,875
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,000,000	4,766,550

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City & County of Denver, Colorado Airport System Revenue
Series B 5.50% 11/15/42 (AMT)	1,000,000	$ 1,103,630
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,097,140
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	6,000,000	6,544,980
City of Dallas and Fort Worth, Texas International Airport Revenue
5.25% 11/1/48	5,000,000	5,460,000
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,370,000	1,394,290
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,110,326
Colorado Bridge & Tunnel Enterprise Revenue
Series A 5.50% 12/1/54 (AGM)	3,000,000	3,349,020
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	10,000,000	10,434,400
5.50% 7/1/53 (AMT)	5,000,000	5,143,650
144A 12.00% 7/15/32 (AMT) #, •	13,000,000	13,913,380
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,055,530
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	5,000,000	5,438,000
Illinois Finance Authority Revenue
(Provident Group–UIC Gren Parking Properties LLC – University Of Illinois Chicago Parking Structure Project) Series A 5.25% 10/1/49	1,500,000	1,626,615
Lee County, Florida Airport Revenue
5.25% 10/1/54 (AMT)	5,000,000	5,267,600
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,039,274
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	2,500,000	2,339,450
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	4,000,000	4,354,120

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	$ 2,079,260
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,414,890
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,556,170
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,471,259
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,145,661
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	5,000,000	5,170,300
5.25% 6/30/60 (AGM) (AMT)	12,500,000	13,127,250
5.50% 6/30/60 (AMT)	5,000,000	5,265,850
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AGC) (AMT)	2,650,000	2,648,224
Series B 4.26% 12/31/54 (AGC) (AMT) ~	2,500,000	1,628,625
Oklahoma County, Oklahoma Turnpike Authority Revenue
Series A 5.50% 1/1/54	5,000,000	5,572,500
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AGM) ~	4,000,000	4,152,440
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	5,000,000	4,634,150
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,879,927
Series A 4.00% 5/1/49 (AMT)	3,955,000	3,719,480
Series A 5.00% 5/1/52 (AMT)	4,000,000	4,126,600
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,374,150
		158,746,682

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.04%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	5,000,000	$ 5,481,200
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	10,000,000	10,803,600
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,878,360
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	2,500,000	2,723,700
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AGC)	2,000,000	2,134,520
		26,021,380
Total Municipal Bonds (cost $1,240,487,459)		1,263,195,313

Short-Term Investments — 0.52%
Variable Rate Demand Notes — 0.52%¤
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 1.05% 5/15/64 (SPA - TD Bank, N.A.)	4,500,000	4,500,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 1.05% 8/1/34 (LOC - TD Bank, N.A.)	500,000	500,000
Virginia Commonwealth University Health System Authority Revenue
Series B 1.05% 7/1/37 (LOC - TD Bank, N.A.)	1,550,000	1,550,000
Total Short-Term Investments (cost $6,550,000)		6,550,000
Total Value of Securities—99.76% (cost $1,247,037,459)		$1,269,745,313
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Macquarie Tax-Free USA Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $122,612,289, which represents 9.63% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation

Summary of abbreviations: (continued)
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.86%
Education Revenue Bonds — 6.89%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,270,000	$ 1,308,875
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	886,462
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,804,580
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	877,301
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,083,390
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,281,960
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,024,880
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	390,244
144A 5.75% 6/1/42 #	750,000	782,842
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	546,791
5.00% 7/1/32	560,000	607,785
5.00% 7/1/33	585,000	631,818
5.00% 7/1/34	415,000	445,905
5.00% 7/1/36	415,000	443,249
5.00% 7/1/37	550,000	586,036
5.00% 7/1/42	1,000,000	1,037,010
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,412,142
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,213,550
Series U-6 5.00% 5/1/45	1,000,000	1,201,950
Series U-7 5.00% 6/1/46	1,000,000	1,188,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
Series B 5.00% 11/1/40	765,000	$ 852,807
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	1,000,620
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	1,021,780
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	651,874
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,115,000	2,119,230
Capital Projects Finance Authority, Florida Student Housing Revenue
(PRG - Unionwest Properties LLC Project) Series A 144A 5.25% 6/1/44 #	1,000,000	1,031,110
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	305,631
Series A 5.00% 8/1/55	800,000	787,168
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,017,260
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,696,150
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	362,961
Series A 5.00% 7/1/32	235,000	242,677
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,586,941
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,191,432
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,259,203

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/44	1,120,000	$ 1,052,777
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	423,387
Series A 5.00% 6/15/29	400,000	412,472
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,237,250
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	569,811
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,272,477
Series A 4.00% 5/1/55	1,540,000	1,300,499
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	403,212
Series A 5.00% 2/15/28	260,000	266,300
Series A 5.00% 2/15/30	390,000	399,114
Series A 5.00% 2/15/32	265,000	270,006
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	635,898
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	1,611,977
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	582,324
Series A-1 5.00% 7/1/44 (BAM)	625,000	659,056
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	409,892
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	252,780
Series A 144A 5.00% 7/1/50 #	925,000	914,668

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	$ 452,548
Series A 4.00% 7/1/40	500,000	478,745
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	520,822
Series A 5.25% 4/1/47	1,500,000	1,648,050
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,299,196
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	4,770,000	4,945,822
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,517,977
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,211,488
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	943,490
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,874,050
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,330,165
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,891,543
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,993,374
5.00% 7/1/38	1,000,000	1,086,220

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	$ 1,251,809
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,241,410
		82,242,973
Electric Revenue Bonds — 4.87%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,358,741
City of San Antonio, Texas Electric & Gas Systems Revenue
Series B 5.00% 2/1/43	3,000,000	3,270,870
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/32	4,000,000	4,387,640
Series A 5.00% 10/1/33	2,915,000	3,214,108
Series A 5.00% 10/1/41	915,000	967,960
Intermountain Power Agency Power Supply, Utah Revenue
Series A 5.00% 7/1/37	3,500,000	3,853,885
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	562,365
5.25% 12/1/40	500,000	558,775
5.25% 12/1/41	650,000	718,887
5.25% 12/1/42	1,000,000	1,095,440
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,543,375
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,166,503
5.00% 12/15/36	5,000,000	5,073,200
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	851,200
Series TT 5.00% 7/1/32 ‡	1,555,000	870,800
Series WW 5.25% 7/1/33 ‡	1,015,000	568,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/17 ‡	2,200,000	$ 1,226,500
Series WW 5.50% 7/1/19 ‡	1,710,000	953,325
Series WW 5.50% 7/1/38 ‡	1,925,000	1,078,000
Series XX 5.25% 7/1/40 ‡	4,630,000	2,592,800
Series ZZ 5.00% 7/1/19 ‡	2,990,000	1,666,925
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,154,800
Series A 5.00% 1/1/43	1,135,000	1,243,949
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,387,390
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,818,216
		58,184,054
Healthcare Revenue Bonds — 7.25%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	4,600,000	5,331,078
(Sutter Health) Series A 5.00% 11/15/38	760,000	793,858
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	555,698
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,658,330
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	1,000,070
Series A-2 5.00% 8/1/37	1,105,000	1,169,642
County of Franklin, Ohio Revenue
(Nationwide Children's Hospital Project) Series 2019A 5.00% 11/1/48	1,500,000	1,658,520
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,019,050
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	607,342

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/50	1,950,000	$ 1,737,411
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	392,131
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	783,755
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	502,535
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	2,000,000	2,210,820
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	686,342
Series A 5.00% 10/1/47	525,000	542,241
Series A 5.00% 10/1/52	1,750,000	1,796,830
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,635,000	3,524,532
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	724,964
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	492,215
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	631,443
Series A 5.25% 5/15/37	1,400,000	1,373,498
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,494,711

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	$ 3,098,160
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,400,476
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,047,100
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,158,146
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	800,760
Series A 4.00% 12/1/38	1,000,000	986,030
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,162,840
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,128,332
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,003,890
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,619,716
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/32 #	700,000	699,755
144A 5.00% 12/1/33 #	1,000,000	996,380
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,025,430
Series B 5.25% 8/15/48	2,000,000	2,036,960

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	$ 4,047,300
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	300,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	262,500
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,203,940
Series B-2 5.00% 7/1/42	1,500,000	1,572,075
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,906,640
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	618,757
5.00% 5/15/41	700,000	747,516
5.00% 5/15/42	700,000	743,666
5.00% 5/15/43	700,000	739,809
5.25% 5/15/49	2,000,000	2,116,240
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,345,513
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,370,331
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	900,252
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,245,113

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AGM)	500,000	$ 528,225
5.75% 11/1/48 (AGM)	1,875,000	2,087,963
		86,586,831
Housing Revenue Bonds — 4.70%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,528,350
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	2,615,950
Series K 5.25% 10/1/43	2,800,000	2,981,216
Maryland Community Development Administration Multifamily Development Revenue
(Sustainability Bonds) Series D 4.35% 2/1/44	4,000,000	3,991,160
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,651,136
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	1,327,750
Series G 5.15% 9/1/43	2,610,000	2,759,970
New York City, New York Housing Development Revenue
4.60% 8/1/48	2,495,000	2,510,743
(8 Spruce Street)
Series D 4.00% 12/15/31	1,125,000	1,152,068
Series E 4.375% 12/15/31	1,125,000	1,150,279
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,017,600
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42	4,745,000	4,924,693
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,755,782

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	$ 10,961,661
Series 143A 5.125% 10/1/41	3,350,000	3,514,451
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,794,840
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43	4,500,000	4,525,290
		56,162,939
Industrial Development Revenue/Pollution ControlRevenue Bonds — 19.60%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	165,600
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	8,173,227
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,077,550
(Gas Project) Series A 5.25% 5/1/55 •	5,000,000	5,415,750
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	7,060,000	5,332,065
Series A-2 Class 1 4.00% 6/1/48	1,700,000	1,543,889
Series B-2 Class 2 5.00% 6/1/55	4,000,000	3,662,560
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,686,620
Series B 5.00% 1/1/55 •	5,500,000	5,857,390
Series B-1 4.00% 2/1/52 •	4,910,000	4,960,426
Series C 5.25% 1/1/54 •	4,280,000	4,518,182
Series D 5.50% 5/1/54 •	7,000,000	7,434,980
Series H 5.00% 1/1/56 •	2,000,000	2,205,340
California Infrastructure & Economic Development Bank Revenue
(Brightline Florida Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	8,500,000	8,627,245

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	5,000,000	$ 5,164,650
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	16,875
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,707,363
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,369,587
Series A 5.00% 9/1/36	2,480,000	2,723,685
Series A 5.00% 9/1/42	250,000	274,523
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	4,750,000	4,889,175
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,165,124
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,093,240
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/26	2,500,000	2,568,350
5.00% 12/1/29	600,000	613,500
5.00% 12/1/31	900,000	918,639
5.00% 12/1/32	1,800,000	1,835,046
5.00% 12/1/34	1,500,000	1,526,775
5.00% 12/1/35	1,200,000	1,219,584
5.00% 12/1/36	900,000	913,446
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	2,076,074

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	7,400,000	$ 7,669,730
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel)
First Tier Series A 4.00% 1/1/54	2,210,000	1,982,790
Second Tier Series B 144A 5.00% 1/1/36 #	1,000,000	1,016,440
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,078,560
Series D 5.00% 4/1/54 •	1,500,000	1,608,360
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,912,848
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,981,071
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	300,687
Series A-2 Class 1 4.00% 6/1/39	600,000	597,984
Series A-2 Class 1 4.00% 6/1/40	300,000	296,928
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	998,750
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,992,495
Series B 5.00% 1/1/55 •	3,750,000	4,038,375
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	5,276,946
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	3,490,000	1,140,323
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,795,900
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	732,987
Series B 7.00% 11/1/34	2,905,000	3,555,400
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	2,400,000	2,411,424

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	$ 1,892,608
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	1,705,000	1,723,141
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	925,600
New York Transportation Development Special Facility Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project) 3.00% 8/1/31 (AMT)	1,000,000	947,930
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,958,599
4.375% 10/1/45 (AMT)	2,500,000	2,442,050
5.00% 1/1/33 (AMT)	790,000	814,996
5.00% 1/1/34 (AMT)	4,210,000	4,337,521
5.00% 1/1/36 (AMT)	3,000,000	3,082,200
5.00% 10/1/40 (AMT)	1,125,000	1,162,867
6.00% 4/1/35 (AMT)	2,000,000	2,247,100
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	2,065,020
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,024,860
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,889,472
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	3,996,580
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,340,235
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	$ 5,902,875
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,944,000
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,168,450
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,453,416
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,621,365
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,995,688
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	292,015
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	489,602
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	489,188
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	3,009,378
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	16,866,135
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,309,316
(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	1,249,975
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	203,886
Series A 5.00% 2/1/62	2,720,000	2,764,499
		234,030,025

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.49%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	$ 5,486,250
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,916,835
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,532,327
Series A 4.00% 12/15/47	11,560,000	10,766,753
Series A 4.00% 6/15/52	1,970,000	1,782,278
Series A 4.00% 6/15/52 (BAM)	415,000	381,493
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,868,900
Series B-1 4.57% 6/15/47 (AGM) ^	8,965,000	3,216,373
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,848,069
(Portal North Bridge Project) Series A 5.00% 11/1/31	1,000,000	1,123,620
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,552,772
Series A 5.25% 6/15/39	2,000,000	2,300,900
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,933,465
Series CC 5.25% 6/15/39	2,000,000	2,253,500
Series CC 5.25% 6/15/43	4,750,000	5,204,480
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,860,789
Series BB 4.00% 6/15/46	5,000,000	4,845,450
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2015 Series S-1 5.00% 7/15/30	2,000,000	2,004,480
Fiscal 2015 Series S-2 5.00% 7/15/40	5,000,000	5,025,650
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	751,160
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,677,900

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Public Building Authority Public Facilities Revenue
Series A 4.00% 8/1/39	5,000,000	$ 5,105,950
		89,439,394
Local General Obligation Bonds — 5.18%
Arapahoe County, Colorado Cherry Creek School District No 5
5.25% 12/15/41	3,500,000	4,041,870
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,613,974
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	841,962
5.00% 4/1/36	320,000	326,253
City & County of Denver, Colorado
Series B 5.00% 8/1/41	5,170,000	5,833,156
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,082,326
(Chicago Recovery Plan) Series A 5.25% 1/1/45	7,250,000	7,511,363
City of Taylor, Texas Combination Tax
(Certificates of Obligation)
5.00% 8/15/36	800,000	902,888
5.00% 8/15/39	925,000	1,026,972
County of Harris, Texas Permanent Improvement Refunding Bonds
5.00% 9/15/43	5,340,000	5,890,180
Series A 5.00% 9/15/43	3,805,000	4,197,029
County of Hennepin, Minnesota
Series A 5.00% 12/1/44	6,000,000	6,723,420
Dallas County, Texas Cedar Hill Independent School District
5.00% 2/15/43	2,000,000	2,190,620
Fairfax County, Virginia Public Improvement Bonds
Series A 4.00% 10/1/43	4,000,000	4,014,400
Series A 4.00% 10/1/44	1,000,000	1,000,560
New York City, New York
Subseries A-1 4.00% 8/1/38	5,000,000	5,076,100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	$ 7,565,300
		61,838,373
Pre-Refunded/Escrowed to Maturity Bonds — 1.33%
City of Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,017,450
City of Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	1,303,450
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	876,809
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	3,000,000	3,017,730
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	115,000	117,278
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,772,286
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	800,000	809,072
		15,914,075
Special Tax Revenue Bonds — 13.88%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,155,008
(Forward Delivery)
5.00% 5/1/31	670,000	724,565
5.00% 5/1/34	750,000	810,728
5.00% 5/1/35	850,000	916,538
5.00% 5/1/36	850,000	912,628
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	830,423

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	$ 4,599,480
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	1,923,973	1,231,343
(Subordinate) 2.954% 11/1/43 •	22,766,426	14,342,848
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	30,720,335	30,067,221
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,603,762
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	2,500,000	2,743,250
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,785,000	3,938,103
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AGM)	4,050,000	4,402,836
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,454,160
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Fiscal 2024 Subseries G-1 5.00% 5/1/42	2,350,000	2,588,783
Series E 5.00% 11/1/53	4,000,000	4,269,720
Subseries E-1 5.00% 2/1/32	5,000,000	5,190,250
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	5,000,000	5,146,700

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/41	1,500,000	$ 1,670,760
Series E 3.00% 3/15/50	1,500,000	1,157,175
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,481,750
New York Triborough Bridge & Tunnel Authority
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,410,850
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	5,814,900
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,103,050
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,095,870
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,093,980
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.126% 7/1/51 ^	31,841,000	7,935,096
Series A-1 1.607% 7/1/46 ^	9,170,000	3,090,657
Series A-1 4.55% 7/1/40	5,765,000	5,780,335
Series A-1 4.75% 7/1/53	17,993,000	17,904,295
Series A-1 5.00% 7/1/58	1,330,000	1,335,599
Series A-2 4.329% 7/1/40	5,453,000	5,439,367
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	270,000	269,347
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,146,530
5.25% 6/1/34	1,000,000	1,142,510
5.25% 6/1/35	1,000,000	1,138,640
5.25% 6/1/37	2,100,000	2,370,522
5.50% 6/1/40	2,000,000	2,262,460

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	$ 501,625
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,029,917
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	580,000	580,557
		165,684,138
State General Obligation Bonds — 8.43%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	3,997,023
4.00% 10/1/37	2,000,000	2,063,040
5.00% 9/1/32	1,400,000	1,584,394
5.00% 8/1/33	4,100,000	4,215,620
5.00% 9/1/36	4,000,000	4,113,080
5.00% 11/1/42	470,000	521,578
5.25% 9/1/47	1,000,000	1,103,150
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,011,575
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/35	7,000,000	7,023,030
Series A-1 4.00% 7/1/37	7,488,979	7,449,961
Series A-1 4.00% 7/1/41	830,000	800,004
Series A-1 4.00% 7/1/46	11,820,000	10,786,814
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,953,438
(Social Bonds) Series G 5.00% 11/15/40	2,250,000	2,564,528
Illinois State
5.00% 1/1/28	1,630,000	1,655,347
5.00% 11/1/36	1,965,000	2,005,459
5.25% 10/1/47	3,180,000	3,354,550
5.50% 5/1/39	2,500,000	2,716,050
Series A 4.00% 3/1/41	4,650,000	4,521,195

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.125% 12/1/29	3,260,000	$ 3,431,998
Series B 4.00% 10/1/35	8,830,000	8,894,371
Series C 4.00% 10/1/37	1,710,000	1,713,608
Series D 5.00% 11/1/25	1,220,000	1,236,897
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,213,090
Series B 4.00% 11/1/38	1,810,000	1,799,194
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	3,440,000	3,693,321
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/45	2,590,000	2,881,997
Washington State
(Various Purpose) Series A 5.00% 8/1/35	3,000,000	3,352,320
		100,656,632
Transportation Revenue Bonds — 17.50%
Central Texas Turnpike System Revenue
(First Tier) Series A 5.00% 8/15/38	4,250,000	4,815,887
Chicago, Illinois Midway Airport Revenue
(Senior) Series C 5.00% 1/1/41 (AMT)	1,250,000	1,325,163
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,210,444
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,194,350
Series B 5.00% 1/1/36	5,000,000	5,316,500
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,521,616
(Subordinate) Series A 5.00% 12/1/43 (AMT)	6,300,000	6,438,159
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	915,279
City of Orlando, Florida Airport Facilities Aviation Authority Revenue
5.25% 10/1/43 (AMT)	7,080,000	7,686,048

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	$ 3,375,029
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,969,147
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,523,500
Series B 5.00% 7/1/33	1,000,000	1,040,010
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,629,408
County of Lee, Florida Airport Revenue
5.25% 10/1/49 (AMT)	7,250,000	7,697,180
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	8,875,000	9,260,530
5.50% 7/1/53 (AMT)	5,225,000	5,375,114
144A 12.00% 7/15/32 (AMT) #, •	10,000,000	10,702,600
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	1,003,700
Gerald R Ford International Airport Authority, Michigan Revenue
5.00% 1/1/41 (AMT)	1,500,000	1,613,355
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,234,955
Series A 5.25% 1/1/45	3,500,000	3,861,795
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,635,855
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,017,517
Metropolitan Washington D.C. Airports Authority Aviation Revenue
Series A 5.00% 10/1/42 (AMT)	2,500,000	2,640,400
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	1,006,610

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	$ 1,317,189
5.00% 10/1/37 (AMT)	1,270,000	1,348,842
5.00% 10/1/38 (AMT)	1,360,000	1,437,887
5.00% 10/1/40 (AMT)	1,475,000	1,541,862
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,829,684
Series E 5.00% 1/1/32	5,050,000	5,336,689
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,538,265
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,982,570
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations)
Series B 4.00% 1/1/38	2,135,000	2,159,510
Series B 4.00% 1/1/41	10,000,000	9,872,400
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,843,860
5.375% 6/30/60 (AMT)	2,500,000	2,588,575
5.50% 6/30/38 (AMT)	1,670,000	1,822,805
5.50% 6/30/40 (AMT)	800,000	866,784
5.50% 6/30/42 (AGM) (AMT)	1,750,000	1,892,713
(John F. Kennedy International Airport Terminal 6 Redevelopment Project) Series A 4.50% 12/31/54 (AGC) (AMT)	2,650,000	2,648,224
(LaGuardia Airport Terminal B Redevelopment Project) Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,659,894
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,626,585
5.00% 12/1/33 (AMT)	3,955,000	4,275,948
5.00% 12/1/37 (AMT)	1,000,000	1,063,720
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,056,560
Oklahoma Turnpike Authority Revenue
Series A 5.00% 1/1/42	1,740,000	1,936,150

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Oregon State Department of Transportation Revenue
5.00% 5/15/39	1,500,000	$ 1,707,000
Pennsylvania Turnpike Commission Revenue
5.00% 12/1/41	2,000,000	2,256,100
Series A-1 5.00% 12/1/40	2,090,000	2,095,559
Series A-1 5.00% 12/1/45	1,000,000	1,001,860
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,433,326
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,222,428
Port of Seattle, Washington Revenue
Series B 5.25% 7/1/41 (AMT)	6,040,000	6,608,968
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-2 6.75% 1/1/45 (AMT)	5,000,000	5,963,200
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	240,233
Series B 5.00% 1/1/32 (AMT)	215,000	223,705
Series B 5.00% 1/1/33 (AMT)	705,000	732,100
Series B 5.00% 1/1/34 (AMT)	880,000	912,525
Series B 5.00% 1/1/35 (AMT)	675,000	698,591
Series B 5.00% 1/1/36 (AMT)	660,000	681,793
Series B 5.00% 1/1/37 (AMT)	430,000	443,287
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	531,950
5.50% 6/30/43 (AMT)	1,500,000	1,592,445
		209,001,937
Water & Sewer Revenue Bonds — 1.74%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,581,076
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,636,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.00% 10/1/47	4,000,000	$ 4,278,800
JEA Water & Sewer System, Florida Revenue
Series A 5.00% 10/1/45	1,000,000	1,088,800
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	1,900,000	2,086,447
5.25% 10/1/42	2,000,000	2,184,920
5.25% 10/1/44	2,500,000	2,705,625
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	815,129
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/33	2,250,000	2,340,720
		20,718,437
Total Municipal Bonds (cost $1,158,745,027)		1,180,459,808

Short-Term Investments — 0.41%
Variable Rate Demand Notes — 0.41%¤
Maryland Health & Higher Educational Facilities Authority Revenue
(The Johns Hopkins Health System Issue) Series B 1.00% 6/1/46 (LOC - TD Bank, N.A.)	1,900,000	1,900,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2010 Series CC 1.05% 6/15/41 (SPA - State Street)	3,000,000	3,000,000
Total Short-Term Investments (cost $4,900,000)		4,900,000
Total Value of Securities—99.27% (cost $1,163,645,027)		$1,185,359,808
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $97,977,400, which represents 8.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2025.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit

Summary of abbreviations: (continued)
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 February 28, 2025 (Unaudited)
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Assets:
Investments, at value*	$3,767,359,565	$1,269,745,313	$1,185,359,808
Cash	1,635,320	2,624,937	1,563,126
Interest receivable	36,678,581	12,437,139	12,218,891
Receivable for fund shares sold	5,647,229	1,449,805	2,406,462
Receivable for payment by affiliates	441,995	728,651	148,279
Prepaid expenses	90,106	64,020	71,085
Receivable for securities sold	—	—	4,450,281
Other assets	19,449	7,206	8,545
Total Assets	3,811,872,245	1,287,057,071	1,206,226,477
Liabilities:
Payable for securities purchased	72,437,498	10,501,250	8,313,125
Payable for fund shares redeemed	10,990,014	2,424,861	2,665,471
Investment management fees payable to affiliates	1,293,866	408,367	331,395
Distribution payable	1,027,855	488,780	435,765
Other accrued expenses	618,156	246,433	298,294
Distribution fees payable to affiliates	187,169	144,338	74,495
Total Liabilities	86,554,558	14,214,029	12,118,545
Total Net Assets	$3,725,317,687	$1,272,843,042	$1,194,107,932

Net Assets Consist of:
Paid-in capital	$3,976,891,053	$1,366,224,927	$1,244,942,692
Total distributable earnings (loss)	(251,573,366)	(93,381,885)	(50,834,760)
Total Net Assets	$3,725,317,687	$1,272,843,042	$1,194,107,932

	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund

Net Asset Value

Class A:
Net assets	$741,648,287	$696,061,713	$370,565,899
Shares of beneficial interest outstanding, unlimited authorization, no par	71,965,053	65,559,873	33,186,760
Net asset value per share	$10.31	$10.62	$11.17
Sales charge	4.50%	4.50%	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.80	$11.12	$11.49

Class C:
Net assets	$60,783,355	$10,049,871	$4,464,676
Shares of beneficial interest outstanding, unlimited authorization, no par	5,875,646	946,370	400,216
Net asset value per share	$10.34	$10.62	$11.16

Institutional Class:
Net assets	$2,922,886,045	$566,731,458	$819,077,357
Shares of beneficial interest outstanding, unlimited authorization, no par	281,048,739	52,953,934	72,664,262
Net asset value per share	$10.40	$10.70	$11.27
*Investments, at cost	$3,854,918,608	$1,247,037,459	$1,163,645,027
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended February 28, 2025 (Unaudited)
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Investment Income:
Interest	$93,359,991	$29,671,979	$26,244,310

Expenses:
Management fees	8,047,394	3,179,602	2,931,578
Distribution expenses — Class A	897,573	866,813	467,289
Distribution expenses — Class C	297,765	50,862	21,935
Dividend disbursing and transfer agent fees and expenses	1,402,566	424,647	489,340
Accounting and administration expenses	244,467	102,919	106,305
Legal fees	152,959	63,819	65,497
Registration fees	117,137	45,993	62,012
Trustees’ fees	78,298	28,421	28,012
Reports and statements to shareholders expenses	76,001	44,769	41,155
Audit and tax fees	22,436	22,436	22,436
Custodian fees	16,910	6,495	6,433
Other	326,513	53,283	80,351
	11,680,019	4,890,059	4,322,343
Less expenses waived	—	(500,821)	(731,840)
Less expenses paid indirectly	(16,959)	(7,190)	(7,022)
Total operating expenses	11,663,060	4,382,048	3,583,481
Net Investment Income (Loss)	81,696,931	25,289,931	22,660,829

	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(4,772,253)	$2,501,050	$(5,358,585)
Net increase from payment by affiliates[1]	441,995	728,651	148,279
Net realized gain (loss)	(4,330,258)	3,229,701	(5,210,306)
Net change in unrealized appreciation (depreciation) on investments	(22,823,942)	(21,227,953)	(557,148)
Net Realized and Unrealized Gain (Loss)	(27,154,200)	(17,998,252)	(5,767,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,542,731	$7,291,679	$16,893,375
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie National High-Yield Municipal Bond Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$81,696,931	$148,978,702
Net realized gain (loss)	(4,772,253) [1]	(18,736,172)
Net increase from payment by affiliates	441,995[2]	—
Net change in unrealized appreciation (depreciation)	(22,823,942)	220,433,223
Net increase (decrease) in net assets resulting from operations	54,542,731	350,675,753

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(15,995,314)	(30,302,564)
Class C	(1,102,838)	(2,140,227)
Institutional Class	(63,237,657)	(110,605,695)
	(80,335,809)	(143,048,486)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	119,835,265	186,625,706
Class C	10,944,857	20,202,133
Institutional Class	664,826,435	1,529,392,541

Net assets from reorganization:[3]
Class A	—	312,501,951
Class C	—	8,337,619
Institutional Class	—	121,654,911

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,441,670	29,845,821
Class C	1,073,803	2,100,899
Institutional Class	57,387,595	99,427,315
	869,509,625	2,310,088,896

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(85,996,684)	$(194,164,768)
Class C	(8,752,388)	(19,665,663)
Institutional Class	(364,537,838)	(1,131,718,242)
	(459,286,910)	(1,345,548,673)
Increase in net assets derived from capital share transactions	410,222,715	964,540,223
Net Increase in Net Assets	384,429,637	1,172,167,490

Net Assets:
Beginning of period	3,340,888,050	2,168,720,560
End of period	$3,725,317,687	$3,340,888,050
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free USA Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$25,289,931	$46,103,066
Net realized gain (loss)	2,501,050[1]	(17,448,039)
Net increase from payment by affiliates	728,651[2]	—
Net change in unrealized appreciation (depreciation)	(21,227,953)	96,180,019
Net increase (decrease) in net assets resulting from operations	7,291,679	124,835,046

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,719,830)	(28,207,419)
Class C	(163,358)	(323,466)
Institutional Class	(11,500,449)	(17,572,181)
	(25,383,637)	(46,103,066)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	53,811,130	79,423,670
Class C	1,373,581	3,894,045
Institutional Class	165,821,362	276,783,350

Net assets from reorganization:[3]
Class A	—	213,736,002
Class C	—	2,397,289
Institutional Class	—	89,102,523

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,747,609	26,742,635
Class C	159,519	321,227
Institutional Class	9,291,664	15,149,070
	243,204,865	707,549,811

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(61,499,624)	$(139,057,713)
Class C	(1,687,636)	(3,641,318)
Institutional Class	(110,004,191)	(165,108,781)
	(173,191,451)	(307,807,812)
Increase in net assets derived from capital share transactions	70,013,414	399,741,999
Net Increase in Net Assets	51,921,456	478,473,979

Net Assets:
Beginning of period	1,220,921,586	742,447,607
End of period	$1,272,843,042	$1,220,921,586
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free USA Intermediate Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,660,829	$44,061,745
Net realized gain (loss)	(5,358,585) [1]	(5,951,355)
Net increase from payment by affiliates	148,279[2]	—
Net change in unrealized appreciation (depreciation)	(557,148)	61,821,739
Net increase (decrease) in net assets resulting from operations	16,893,375	99,932,129

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,634,577)	(14,305,347)
Class C	(61,427)	(136,450)
Institutional Class	(16,004,396)	(29,619,949)
	(22,700,400)	(44,061,746)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	14,895,751	24,779,419
Class C	878,953	997,283
Institutional Class	143,479,771	275,460,185

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,947,375	12,715,168
Class C	59,454	133,840
Institutional Class	13,935,070	26,063,116
	179,196,374	340,149,011

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(32,832,068)	$(84,370,514)
Class C	(710,870)	(2,279,949)
Institutional Class	(159,017,036)	(264,665,066)
	(192,559,974)	(351,315,529)
Decrease in net assets derived from capital share transactions	(13,363,600)	(11,166,518)
Net Increase (Decrease) in Net Assets	(19,170,625)	44,703,865

Net Assets:
Beginning of period	1,213,278,557	1,168,574,692
End of period	$1,194,107,932	$1,213,278,557
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie National High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.38	$9.67	$10.35	$12.04	$11.15	$11.48

0.23	0.50	0.46	0.44	0.42	0.44
(0.07)	0.69	(0.66)	(1.67)	0.91	(0.33)
—[3]	—	—	—	—	—
0.16	1.19	(0.20)	(1.23)	1.33	0.11

(0.23)	(0.48)	(0.44)	(0.43)	(0.42)	(0.44)
—	—	(0.04)	(0.03)	(0.02)	—
(0.23)	(0.48)	(0.48)	(0.46)	(0.44)	(0.44)

$10.31	$10.38	$9.67	$10.35	$12.04	$11.15

1.54%[3]	12.58%[5]	(1.92%)[5]	(10.49%)[5]	12.12%[5]	1.06%[5]

$741,648	$697,863	$315,959	$261,839	$247,542	$182,214
0.85%[6]	0.85%	0.85%	0.85%	0.85%	0.85%
0.85%[6]	0.87%	0.88%	0.88%	0.88%	0.91%
4.53%	4.97%	4.62%	3.94%	3.65%	3.99%
4.53%	4.95%	4.59%	3.91%	3.62%	3.93%
5%	19%	18%	56%	16%	44%

Financial highlights
Macquarie National High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.42	$9.71	$10.39	$12.09	$11.20	$11.52

0.19	0.42	0.38	0.35	0.33	0.36
(0.08)	0.69	(0.66)	(1.67)	0.91	(0.32)
—[3]	—	—	—	—	—
0.11	1.11	(0.28)	(1.32)	1.24	0.04

(0.19)	(0.40)	(0.36)	(0.35)	(0.33)	(0.36)
—	—	(0.04)	(0.03)	(0.02)	—
(0.19)	(0.40)	(0.40)	(0.38)	(0.35)	(0.36)

$10.34	$10.42	$9.71	$10.39	$12.09	$11.20

1.07%[3]	11.71%[5]	(2.64%)[5]	(11.18%)[5]	11.25%[5]	0.41%[5]

$60,784	$57,976	$43,123	$46,410	$58,285	$68,993
1.60%[6]	1.60%	1.60%	1.60%	1.60%	1.60%
1.60%[6]	1.62%	1.63%	1.63%	1.63%	1.66%
3.78%	4.22%	3.87%	3.19%	2.90%	3.24%
3.78%	4.20%	3.84%	3.16%	2.87%	3.18%
5%	19%	18%	56%	16%	44%

Financial highlights
Macquarie National High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Includes non-recurring expenses of 0.02% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.48	$9.77	$10.45	$12.15	$11.26	$11.58

0.24	0.53	0.49	0.47	0.45	0.47
(0.08)	0.69	(0.66)	(1.68)	0.91	(0.32)
—[3]	—	—	—	—	—
0.16	1.22	(0.17)	(1.21)	1.36	0.15

(0.24)	(0.51)	(0.47)	(0.46)	(0.45)	(0.47)
—	—	(0.04)	(0.03)	(0.02)	—
(0.24)	(0.51)	(0.51)	(0.49)	(0.47)	(0.47)

$10.40	$10.48	$9.77	$10.45	$12.15	$11.26

1.57%[3]	12.78%[5]	(1.62%)[5]	(10.22%)[5]	12.32%[5]	1.44%[5]

$2,922,886	$2,585,049	$1,809,639	$1,544,505	$1,452,944	$1,095,548
0.60%[6]	0.60%	0.60%	0.60%	0.60%	0.60%
0.60%[6]	0.62%	0.63%	0.63%	0.63%	0.66%
4.78%	5.22%	4.87%	4.19%	3.90%	4.24%
4.78%	5.20%	4.84%	4.16%	3.87%	4.18%
5%	19%	18%	56%	16%	44%

Financial highlights
Macquarie Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates, which impact the total return by 0.09%. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.03	$10.51	$12.56	$11.94	$11.96

0.20	0.44	0.40	0.33	0.36	0.38
(0.15)	0.74	(0.48)	(1.88)	0.70	0.01
0.01[3]	—	—	—	—	—
0.06	1.18	(0.08)	(1.55)	1.06	0.39

(0.21)	(0.44)	(0.40)	(0.33)	(0.36)	(0.38)
—	—	—	(0.17)	(0.08)	(0.03)
(0.21)	(0.44)	(0.40)	(0.50)	(0.44)	(0.41)

$10.62	$10.77	$10.03	$10.51	$12.56	$11.94

0.56%[3]	11.99%	(0.72%)	(12.65%)	9.03%	3.44%

$696,062	$700,740	$469,980	$534,749	$944,054	$478,671
0.81%[5]	0.80%	0.80%	0.80%	0.82%	0.81%
0.89%[5]	0.89%	0.95%	0.91%	0.92%	0.95%
3.95%	4.20%	3.93%	2.82%	2.84%	3.24%
3.87%	4.11%	3.78%	2.71%	2.74%	3.10%
8%	28%	65%	71%	40%	77%

Financial highlights
Macquarie Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates, which impact the total return by 0.09%. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.77	$10.03	$10.51	$12.56	$11.94	$11.96

0.16	0.36	0.32	0.24	0.26	0.29
(0.15)	0.74	(0.48)	(1.88)	0.70	0.01
0.01[3]	—	—	—	—	—
0.02	1.10	(0.16)	(1.64)	0.96	0.30

(0.17)	(0.36)	(0.32)	(0.24)	(0.26)	(0.29)
—	—	—	(0.17)	(0.08)	(0.03)
(0.17)	(0.36)	(0.32)	(0.41)	(0.34)	(0.32)

$10.62	$10.77	$10.03	$10.51	$12.56	$11.94

0.19%[3]	11.15%	(1.46%)	(13.31%)	8.22%	2.66%

$10,050	$10,352	$6,723	$8,366	$9,834	$10,778
1.56%[5]	1.55%	1.55%	1.55%	1.57%	1.56%
1.64%[5]	1.64%	1.70%	1.66%	1.67%	1.70%
3.20%	3.45%	3.18%	2.07%	2.09%	2.49%
3.12%	3.36%	3.03%	1.96%	1.99%	2.35%
8%	28%	65%	71%	40%	77%

Financial highlights
Macquarie Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates, which impact the total return by 0.09%. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.85	$10.11	$10.59	$12.66	$12.03	$12.05

0.21	0.46	0.43	0.36	0.39	0.41
(0.15)	0.74	(0.48)	(1.90)	0.71	0.01
0.01[3]	—	—	—	—	—
0.07	1.20	(0.05)	(1.54)	1.10	0.42

(0.22)	(0.46)	(0.43)	(0.36)	(0.39)	(0.41)
—	—	—	(0.17)	(0.08)	(0.03)
(0.22)	(0.46)	(0.43)	(0.53)	(0.47)	(0.44)

$10.70	$10.85	$10.11	$10.59	$12.66	$12.03

0.70%[3]	12.21%	(0.43%)	(12.48%)	9.34%	3.70%

$566,731	$509,830	$265,745	$369,318	$209,447	$135,801
0.56%[5]	0.55%	0.55%	0.55%	0.57%	0.56%
0.64%[5]	0.64%	0.70%	0.66%	0.67%	0.70%
4.20%	4.45%	4.18%	3.07%	3.09%	3.49%
4.12%	4.36%	4.03%	2.96%	2.99%	3.35%
8%	28%	65%	71%	40%	77%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.22	$10.66	$11.01	$12.63	$12.26	$12.28

0.20	0.40	0.37	0.33	0.33	0.35
(0.05)	0.56	(0.35)	(1.62)	0.37	(0.02)
—[3]	—	—	—	—	—
0.15	0.96	0.02	(1.29)	0.70	0.33

(0.20)	(0.40)	(0.37)	(0.33)	(0.33)	(0.35)
(0.20)	(0.40)	(0.37)	(0.33)	(0.33)	(0.35)

$11.17	$11.22	$10.66	$11.01	$12.63	$12.26

1.32%[3]	9.15%	0.17%	(10.33%)	5.79%	2.76%

$370,566	$384,304	$411,551	$452,772	$564,932	$106,135
0.76%[5]	0.75%	0.75%	0.71%	0.65%	0.65%
0.88%[5]	0.87%	0.88%	0.87%	0.88%	0.91%
3.54%	3.64%	3.39%	2.80%	2.64%	2.87%
3.42%	3.52%	3.26%	2.64%	2.41%	2.61%
13%	28%	27%	59%	23%	27%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.21	$10.65	$11.00	$12.62	$12.25	$12.27

0.15	0.32	0.28	0.24	0.23	0.24
(0.05)	0.56	(0.35)	(1.62)	0.37	(0.02)
—[3]	—	—	—	—	—
0.10	0.88	(0.07)	(1.38)	0.60	0.22

(0.15)	(0.32)	(0.28)	(0.24)	(0.23)	(0.24)
(0.15)	(0.32)	(0.28)	(0.24)	(0.23)	(0.24)

$11.16	$11.21	$10.65	$11.00	$12.62	$12.25

0.94%[3]	8.34%	(0.58%)	(11.04%)	4.90%	1.89%

$4,465	$4,258	$5,177	$6,872	$7,497	$11,864
1.51%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
1.63%[5]	1.62%	1.63%	1.62%	1.63%	1.66%
2.79%	2.89%	2.64%	2.01%	1.79%	2.02%
2.67%	2.77%	2.51%	1.89%	1.66%	1.86%
13%	28%	27%	59%	23%	27%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.32	$10.76	$11.11	$12.75	$12.38	$12.40

0.21	0.43	0.40	0.36	0.35	0.37
(0.05)	0.56	(0.35)	(1.64)	0.37	(0.02)
—[3]	—	—	—	—	—
0.16	0.99	0.05	(1.28)	0.72	0.35

(0.21)	(0.43)	(0.40)	(0.36)	(0.35)	(0.37)
(0.21)	(0.43)	(0.40)	(0.36)	(0.35)	(0.37)

$11.27	$11.32	$10.76	$11.11	$12.75	$12.38

1.45%[3]	9.37%	0.45%	(10.17%)	5.92%	2.92%

$819,077	$824,717	$751,847	$609,586	$649,184	$453,727
0.51%[5]	0.50%	0.50%	0.50%	0.50%	0.50%
0.63%[5]	0.62%	0.63%	0.62%	0.63%	0.66%
3.79%	3.89%	3.64%	3.01%	2.79%	3.02%
3.67%	3.77%	3.51%	2.89%	2.66%	2.86%
13%	28%	27%	59%	23%	27%

Notes to financial statements
Macquarie Funds national tax-free funds	February 28, 2025 (Unaudited)
Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Macquarie Tax-Free USA Fund (formerly, Delaware Tax-Free USA Fund through December 30, 2024) and Macquarie Tax-Free USA Intermediate Fund (formerly, Delaware Tax-Free USA Intermediate Fund through December 30, 2024). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Macquarie National High-Yield Municipal Bond Fund, Macquarie Tax-Free USA Fund, and Macquarie Tax-Free USA Intermediate Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Macquarie Tax-Free USA Fund and Macquarie National High-Yield Municipal Bond Fund, and 2.75% for Macquarie Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Macquarie National High-Yield Municipal Bond Fund or Macquarie Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Macquarie Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2025, and for all open tax years (years ended August 31, 2021–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Macquarie Funds national tax-free funds
1. Significant Accounting Policies (continued)
classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie National High-Yield Municipal Bond Fund	$16,863
Macquarie Tax-Free USA Fund	6,478
Macquarie Tax-Free USA Intermediate Fund	6,423
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie National High-Yield Municipal Bond Fund	$96
Macquarie Tax-Free USA Fund	712
Macquarie Tax-Free USA Intermediate Fund	599
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
On the first $500 million	0.5500%	0.5500%	0.5000%
On the next $500 million	0.5000%	0.5000%	0.4750%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the

Notes to financial statements
Macquarie Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie National High-Yield Municipal Bond Fund	0.60%
Macquarie Tax-Free USA Fund	0.55%
Macquarie Tax-Free USA Intermediate Fund	0.50%
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%
Macquarie Tax-Free USA Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$80,852
Macquarie Tax-Free USA Fund	30,377
Macquarie Tax-Free USA Intermediate Fund	29,750

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$112,693
Macquarie Tax-Free USA Fund	40,564
Macquarie Tax-Free USA Intermediate Fund	39,668
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, Macquarie Tax-Free USA Intermediate Fund and Macquarie National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Macquarie Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$30,608
Macquarie Tax-Free USA Fund	11,286

Notes to financial statements
Macquarie Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Fund	Fees
Macquarie Tax-Free USA Intermediate Fund	$11,110
For the six months ended February 28, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie National High-Yield Municipal Bond Fund	$17,653
Macquarie Tax-Free USA Fund	9,835
Macquarie Tax-Free USA Intermediate Fund	2,403
For the six months ended February 28, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie National High-Yield Municipal Bond Fund	$23,954	$2,808
Macquarie Tax-Free USA Fund	6,444	154
Macquarie Tax-Free USA Intermediate Fund	1,522	259
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the six months ended February 28, 2025, DMC reimbursed each Fund the following amounts in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return for Macquarie National High-Yield Municipal Bond Fund and Macquarie Tax-Free USA Intermediate Fund. Payment by affiliates impacted the total return by 0.09% for Macquarie Tax-Free USA Fund.
Fund	Payment by affiliates
Macquarie National High-Yield Municipal Bond Fund	$441,995
Macquarie Tax-Free USA Fund	728,651
Macquarie Tax-Free USA Intermediate Fund	148,279

3. Investments
For the six months ended February 28, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie National High-Yield Municipal Bond Fund	$581,984,781	$177,257,098
Macquarie Tax-Free USA Fund	178,973,922	98,896,623
Macquarie Tax-Free USA Intermediate Fund	153,372,590	162,007,929
At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie National High-Yield Municipal Bond Fund	$3,840,540,307	$149,447,418	$(222,628,160)	$(73,180,742)
Macquarie Tax-Free USA Fund	1,247,037,459	53,877,443	(31,169,589)	22,707,854
Macquarie Tax-Free USA Intermediate Fund	1,163,645,027	47,870,102	(26,155,321)	21,714,781
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At  August 31, 2024, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie National High-Yield Municipal Bond Fund	$ 13,950,948	$97,241,137	$ 111,192,085
Macquarie Tax-Free USA Fund	68,761,454	48,187,066	116,948,520

Notes to financial statements
Macquarie Funds national tax-free funds
3. Investments (continued)
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Tax-Free USA Intermediate Fund	$53,316,522	$12,614,348	$65,930,870
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of February 28, 2025:
Macquarie National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$3,678,564,565
Short-Term Investments	88,795,000
Total Value of Securities	$3,767,359,565
Macquarie Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,263,195,313
Short-Term Investments	6,550,000
Total Value of Securities	$1,269,745,313
Macquarie Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,180,459,808
Short-Term Investments	4,900,000
Total Value of Securities	$1,185,359,808
During the six months ended February 28, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2025, there were no Level 3 investments in any of the Funds.

Notes to financial statements
Macquarie Funds national tax-free funds
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie National High-Yield Municipal Bond Fund		Macquarie Tax-Free USA Fund		Macquarie Tax-Free USA Intermediate Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	11,607,349	18,524,335	5,049,761	7,629,084	1,340,089	2,269,568
Class C	1,058,085	2,013,701	129,036	374,937	78,954	91,534
Institutional Class	63,979,462	154,910,930	15,423,979	26,459,021	12,754,413	25,048,067

Shares from reorganization:[1]
Class A	—	32,586,231	—	21,567,710	—	—
Class C	—	865,796	—	241,906	—	—
Institutional Class	—	12,567,656	—	8,919,172	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,499,594	2,993,148	1,197,181	2,589,081	533,289	1,166,081
Class C	103,873	209,868	14,979	31,083	5,337	12,293
Institutional Class	5,521,682	9,856,842	865,681	1,450,279	1,238,061	2,366,413
	83,770,045	234,528,507	22,680,617	69,262,273	15,950,143	30,953,956

Shares redeemed:
Class A	(8,371,067)	(19,532,298)	(5,775,112)	(13,545,023)	(2,949,866)	(7,771,986)
Class C	(850,297)	(1,964,971)	(158,989)	(356,631)	(64,050)	(209,808)
Institutional Class	(35,229,227)	(115,875,987)	(10,314,406)	(16,127,541)	(14,163,692)	(24,428,480)
	(44,450,591)	(137,373,256)	(16,248,507)	(30,029,195)	(17,177,608)	(32,410,274)
Net increase (decrease)	39,319,454	97,155,251	6,432,110	39,233,078	(1,227,465)	(1,456,318)
[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2025 and the year ended August 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie National High-Yield Municipal Bond Fund
Six months ended
2/28/25	17,308	23,084	4,503	16,897	27,895	$461,369
Year ended
8/31/24	262,262	29,966	17,571	28,896	278,626	3,130,197

Macquarie Tax-Free USA Fund
Six months ended
2/28/25	36,100	1,457	32,708	34,425	35,827	744,468
Year ended
8/31/24	265,648	7,259	12,415	19,824	263,497	2,903,203

Macquarie Tax-Free USA Intermediate Fund
Six months ended
2/28/25	10,590	3,289	—	3,287	10,489	154,281
Year ended
8/31/24	78,305	1,231	10,702	12,035	77,573	968,733
5. Reorganizations
The following reorganizations did not take place during the reporting period covered by this report. On February 15-16, 2023, the Board approved proposals to reorganize the following acquired funds (Acquired Funds), each a series of Ivy Funds, with and into the following acquiring funds (Acquiring Funds) set forth in the table below (each a Reorganization and together the Reorganizations).
Acquired Fund	Acquiring Fund
Delaware Ivy Municipal High Income Fund (Acquired Fund I)	Macquarie National High-Yield Municipal Bond Fund (Acquiring Fund I)
Delaware Ivy Municipal Bond Fund (Acquired Fund II)	Macquarie Tax-Free USA Fund (Acquiring Fund II)
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund share similar investment objectives, principal investment strategies and principal

Notes to financial statements
Macquarie Funds national tax-free funds
5. Reorganizations (continued)
risks, and materially similar fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.
The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund I	August 10, 2023
Acquired Fund II	June 27, 2023
Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trusts, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I and the Acquiring Fund I Reorganizations were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$309,636,927	75,891,404	32,586,231	$315,787,147	0.4254
Class C	8,337,619	2,043,534	865,796	42,795,914	0.4237
Class I/ Institutional Class*	120,826,680	29,614,382	12,567,656	1,806,357,370	0.4215
Class R6**	828,231	202,998	—	—	—
Class Y***	2,865,024	702,212	—	—	—
* Acquired Fund I Class I shares are named Institutional Class for the Acquiring Fund I.
** Class R6 shares of the Acquired Fund I were converted into Institutional Class shares of the Acquiring Fund I.
*** Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund I.

The net assets of the Acquired Fund I before the Acquired Fund I Reorganization were $443,535,339. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I Reorganization were $2,607,434,912.
The share transactions associated with the Acquired Fund II and the Acquiring Fund II Reorganizations were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$213,736,002	21,721,138	21,567,710	$464,030,626	0.9929
Class C	2,397,289	243,627	241,906	6,644,838	0.9929
Class I/ Institutional Class*	88,087,677	8,952,000	8,919,172	261,686,732	0.9850
Class R6**	1,014,846	103,135	—	—	—
* Acquired Fund II Class I shares are named Institutional Class for the Acquiring Fund II.
** Class R6 shares of the Acquired Fund II were converted into Institutional Class shares of the Acquiring Fund II.
The net assets of the Acquired Fund II before the Acquired Fund II Reorganization were $305,457,973. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund II Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund II Reorganization were $1,037,598,010.
Assuming the Reorganizations had been completed on September 1, 2023, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2024, would have been as follows:
	Acquiring Fund I	Acquiring Fund II
Net investment income	$149,983,168	$46,789,320
Net realized loss on investments	(18,443,912)	(18,060,765)
Net change in unrealized appreciation (depreciation)	214,019,102	93,047,977
Net increase in net assets resulting from operations	$345,558,358	$121,776,532
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which

Notes to financial statements
Macquarie Funds national tax-free funds
6. Line of Credit (continued)
is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of February 28, 2025, or at any time during the period then ended.
7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2025, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
As of February 28, 2025, Macquarie National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which

Notes to financial statements
Macquarie Funds national tax-free funds
8. Geographic, Credit and Market Risks (continued)
constituted approximately 12.40%, 10.89%, and 13.09%, respectively, of the Fund’s net assets. As of February 28, 2025, Macquarie Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York and territory of Puerto Rico, which constituted approximately 13.41%, 10.21%, and 13.36%, respectively, of the Fund’s net assets. As of February 28, 2025, Macquarie Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 10.21%, 14.24%, and 10.80%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Macquarie Funds national tax-free funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4363496)
SA-011-0425
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 25, 2025